                       STATEMENT OF ADDITIONAL INFORMATION

                                AIM SECTOR FUNDS

           INVESCO Energy Fund - Investor Class, Class A, B, C, and K
     INVESCO Financial Services Fund - Investor Class, Class A, B, C, and K INVESCO Gold & Precious Metals Fund - Investor Class and Class A, B, and C
       INVESCO Health Sciences Fund - Investor Class, Class A, B, C, and K
           INVESCO Leisure Fund - Investor Class, Class A, B, C, and K
  INVESCO Technology Fund - Investor Class, Institutional Class, Class A, B, C,
                                      and K
     INVESCO Telecommunications Fund - Investor Class, Class A, B, C, and K
           INVESCO Utilities Fund - Investor Class, Class A, B, and C

Address:                                Mailing Address:

4350 South Monaco Street,               P.O. Box 173706,
Denver, CO 80237-3706                   Denver, CO 80217

                                   Telephone:
                           In continental U.S., call:
                                 1-800-347-4246
                          November 20, 2003, as revised
                               November 26, 2003

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A Prospectus for the Investor Class, Class A, B, C, and, if applicable, Class K shares of INVESCO Energy, INVESCO Financial Services, INVESCO Gold & Precious Metals, INVESCO Health Sciences, INVESCO Leisure, INVESCO Technology, INVESCO Telecommunications, and INVESCO Utilities Funds and a Prospectus for the Institutional Class shares of INVESCO Technology Fund, each dated November 20, 2003, provide the basic information you should know before investing in a Fund. This Statement of Additional Information ("SAI") is incorporated by reference into the Funds' Prospectuses; in other words, this SAI is legally part of the Funds' Prospectuses. Although this SAI is not a prospectus, it contains information in addition to that set forth in the Prospectuses. It is intended to provide additional information regarding the activities and operations of the Funds and should be read in conjunction with the Prospectuses. The financial statements for the Funds for the fiscal year ended March 31, 2003 are incorporated herein by reference from INVESCO Sector Funds, Inc.'s Annual Report to Shareholders dated March 31, 2003. Prior to November 20, 2003, each series of AIM Sector Funds was a series portfolio of a Maryland corporation named AIM Sector Funds, Inc. (formerly, INVESCO Sector Funds, Inc.).

You may obtain, without charge, the current Prospectuses, SAI, and annual and semiannual reports of the Funds by writing to AIM Investment Services, Inc., P.O. Box 4739, Houston, Texas 77210-4739, or by calling 1-800-347-4246. The
Prospectus of the Investor Class, Class A, B, C, and K shares of the Funds is also available through the AIM website at aiminvestments.com.

Table of Contents

The Trust...................................................................   4

Investments, Policies, and Risks............................................   4

Investment Restrictions....................................................   29

Management of the Funds....................................................   32

Other Service Providers....................................................   93

Brokerage Allocation and Other Practices...................................   94

Shares of Beneficial Interest..............................................   98

Tax Consequences of Owning Shares of a Fund................................   98

Performance................................................................  101

Proxy Voting...............................................................  115

Code of Ethics.............................................................  117

Financial Statements.......................................................  117

Appendix A.................................................................  118

The Trust

AIM Sector Funds (the "Trust") was organized as a Delaware statutory trust on July 24, 2003. Pursuant to shareholder approval obtained at a shareholder meeting held on October 21, 2003, each series portfolio of INVESCO Sector Funds, Inc was redomesticated as a new series of the Trust on November 20, 2003. INVESCO Sector Funds, Inc. (the "Company") was incorporated under the laws of Maryland as INVESCO Strategic Portfolios, Inc. on August 10, 1983. On October 29, 1998, the name of the Company was changed to INVESCO Sector Funds, Inc. On October 31, 1999, the Company changed its fiscal year end to March 31. On February 14, 2000, the Company assumed all of the assets and liabilities of INVESCO Telecommunications Fund, a series of INVESCO Specialty Funds, Inc. On October 1, 2003, the name of the Company was changed to AIM Sector Funds, Inc.

The Trust is an open-end, diversified, management investment company currently consisting of eight portfolios of investments: INVESCO Energy Fund - Investor Class, Class A, B, C, and K; INVESCO Financial Services Fund - Investor Class, Class A, B, C, and K; INVESCO Gold & Precious Metals Fund - Investor Class, Class A, B, and C; INVESCO Health Sciences Fund - Investor Class, Class A, B, C, and K; INVESCO Leisure Fund - Investor Class, Class A, B, C, and K; INVESCO Technology Fund - Investor Class, Institutional Class, Class A, B, C, and K; INVESCO Telecommunications Fund - Investor Class, Class A, B, C, and K; and INVESCO Utilities Fund - Investor Class, Class A, B, and C (each a "Fund" and collectively, the "Funds") Additional funds and classes may be offered in the future.

"Open-end" means that each Fund issues an indefinite number of shares which it continuously offers to redeem at net asset value per share ("NAV"). A "management" investment company actively buys and sells securities for the portfolio of each Fund at the direction of a professional manager. Open-end management investment companies (or one or more series of such companies, such as the Funds) are commonly referred to as mutual funds.

Investments, Policies, and Risks

The principal investments and policies of the Funds are discussed in the Prospectuses of the Funds. The Funds also may invest in the following securities and engage in the following practices.

ADRs and EDRs -- American Depositary Receipts, or ADRs, are receipts typically issued by U.S. banks. ADRs are receipts for the shares of foreign corporations that are held by the bank issuing the receipt. An ADR entitles its holder to all dividends and capital gains on the underlying foreign securities, less any fees paid to the bank. Purchasing ADRs gives a Fund the ability to purchase the functional equivalent of foreign securities without going to the foreign securities markets to do so. ADRs are bought and sold in U.S. dollars, not foreign currencies. An ADR that is "sponsored" means that the foreign corporation whose shares are represented by the ADR is actively involved in the issuance of the ADR, and generally provides material information about the corporation to the U.S. market. An "unsponsored" ADR program means that the foreign corporation whose shares are held by the bank is not obligated to disclose material information in the United States, and, therefore, the market value of the ADR may not reflect important facts known only to the foreign company. Since they mirror their underlying foreign securities, ADRs generally have the same risks as investing directly in the underlying foreign securities. European Depositary Receipts, or EDRs, are similar to ADRs, except that they are typically issued by European banks or trust companies.

Certificates of Deposit in Foreign Banks and U.S. Branches of Foreign Banks -- The Funds may maintain time deposits in and invest in U.S. dollar denominated certificates of deposit ("CDs") issued by foreign banks and U.S. branches of foreign banks. The Funds limit investments in foreign bank obligations to U.S. dollar denominated obligations of foreign banks which have more than $10 billion in assets, have branches or agencies in the U.S., and meet other criteria established by the Trust's Board of Trustees ("Board"). Investments in foreign securities involve special considerations. There is generally less publicly available information about foreign issuers since many foreign countries do not have the same disclosure and reporting requirements as are imposed by the U.S. securities laws. Moreover, foreign issuers are generally not bound by uniform accounting and auditing and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Such investments may also entail the risks of possible imposition of dividend withholding or confiscatory taxes, possible currency blockage or transfer restrictions, expropriation, nationalization or other adverse political or economic developments, and the difficulty of enforcing obligations in other countries.

The Funds may also invest in bankers' acceptances, time deposits, and certificates of deposit of U.S. branches of foreign banks and foreign branches of U.S. banks. Investments in instruments of U.S. branches of foreign banks will be made only with branches that are subject to the same regulations as U.S. banks. Investments in instruments issued by a foreign branch of a U.S. bank will be made only if the investment risk associated with such investment is the same as that involving an investment in instruments issued by the U.S. parent, with the U.S. parent unconditionally liable in the event that the foreign branch fails to pay on the investment for any reason.

Commercial Paper -- Commercial paper is the term for short-term promissory notes issued by domestic corporations to meet current working capital needs. Commercial paper may be unsecured by the corporation's assets but may be backed by a letter of credit from a bank or other financial institution. The letter of credit enhances the commercial paper's creditworthiness. The issuer is directly responsible for payment but the bank "guarantees" that if the note is not paid at maturity by the issuer, the bank will pay the principal and interest to the buyer. The Funds' investment advisor, will consider the creditworthiness of the institution issuing the letter of credit, as well as the creditworthiness of the issuer of the commercial paper, when purchasing paper enhanced by a letter of credit. Commercial paper is sold either as interest-bearing or on a discounted basis, with maturities not exceeding 270 days.

Debt Securities -- Debt securities include bonds, notes, and other securities that give the holder the right to receive fixed amounts of principal, interest, or both on a date in the future or on demand. Debt securities also are often referred to as fixed-income securities, even if the rate of interest varies over the life of the security.

Debt securities are generally subject to credit risk and market risk. Credit risk is the risk that the issuer of the security may be unable to meet interest or principal payments or both as they come due. Market risk is the risk that the market value of the security may decline for a variety of reasons, including changes in interest rates. An increase in interest rates tends to reduce the market values of debt securities in which a Fund has invested. A decline in interest rates tends to increase the market values of debt securities in which a Fund has invested.

Moody's Investors Service, Inc. ("Moody's") and Standard & Poor's ("S&P") ratings provide a useful guide to the credit risk of many debt securities. The lower the rating of a debt security, the greater the credit risk the rating service assigns to the security. To compensate investors for accepting that greater risk, lower-rated debt securities tend to offer higher interest rates. Lower-rated debt securities are often referred to as "junk bonds." Increasing the amount of Fund assets invested in unrated or lower-grade straight debt securities may increase the yield produced by a Fund's debt securities but will also increase the credit risk of those securities. A debt security is considered lower-grade if it is rated Ba or less by Moody's, BB or less by S&P at the time of purchase. Lower-rated and non-rated debt securities of comparable quality are subject to wider fluctuations in yields and market values than higher-rated debt securities and may be considered speculative. Although a Fund may invest in debt securities assigned lower grade ratings by S&P or Moody's at the time of purchase, the Funds' investments have generally been limited to debt securities rated B or higher by either S&P or Moody's. Debt securities rated lower than B by either S&P or Moody's are usually considered to be speculative. At the time of purchase, the Advisor will limit Fund investments to debt securities which the Advisor believes are not highly speculative and which are rated at least CCC by S&P or Caa by Moody's.

A significant economic downturn or increase in interest rates may cause issuers of debt securities to experience increased financial problems which could adversely affect their ability to pay principal and interest obligations, to meet projected business goals, and to obtain additional financing. These conditions more severely impact issuers of lower-rated debt securities. The market for lower-rated straight debt securities may not be as liquid as the market for higher-rated straight debt securities. Therefore, the Advisor attempts to limit purchases of lower-rated securities to securities having an established secondary market.

Debt securities rated Caa by Moody's may be in default or may present risks of non-payment of principal or interest. Lower-rated securities by S&P (categories BB, B, or CCC) include those which are predominantly speculative because of the issuer's perceived capacity to pay interest and repay principal in accordance with their terms; BB indicates the lowest degree of speculation and CCC a high degree of speculation. While such bonds will likely have some quality and protective characteristics, these are usually outweighed by large uncertainties or major risk exposures to adverse conditions.

Although bonds in the lowest investment grade debt category (those rated BBB by S&P, Baa by Moody's, or the equivalent) are regarded as having adequate capability to pay principal and interest, they have speculative characteristics. Adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case for higher-rated bonds. Lower-rated bonds by Moody's (categories Ba, B, or Caa) are of poorer quality and also have speculative characteristics. Bonds rated Caa may be in default or there may be present elements of danger with respect to principal or interest. Lower-rated bonds by S&P (categories BB, B, or CCC) include those that are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with their terms; BB indicates the lowest degree of speculation and CCC a high degree of speculation. While such bonds likely will have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions. Bonds having equivalent ratings from other rating services will have characteristics similar to those of the corresponding S&P and Moody's ratings. For a specific description of S&P and Moody's corporate bond rating categories, please refer to Appendix A.

The Funds may invest in zero coupon bonds, step-up bonds, mortgage-backed securities, and asset-backed securities. Zero coupon bonds do not make regular interest payments. Zero coupon bonds are sold at a discount from face value. Principal and accrued discount (representing interest earned but not paid) are paid at maturity in the amount of the face value. Step-up bonds initially make no (or low) cash interest payments but begin paying interest (or a higher rate of interest) at a fixed time after issuance of the bond. The market values of zero coupon and step-up bonds generally fluctuate more in response to changes in interest rates than interest-paying securities of comparable term and quality. A Fund may be required to distribute income recognized on these bonds, even though no cash may be paid to the Fund until the maturity or call date of a bond, in order for the Fund to maintain its qualification as a regulated investment company. These required distributions could reduce the amount of cash available for investment by a Fund. Mortgage-backed securities represent interests in pools of mortgages while asset-backed securities generally represent interests in pools of consumer loans. Both of these are usually set up as pass-through securities. Interest and principal payments ultimately depend on payment of the underlying loans, although the securities may be supported, at least in part, by letters of credit or other credit enhancements or, in the case of mortgage-backed securities, guarantees by the U.S. government, its agencies or instrumentalities. The underlying loans are subject to prepayments that may shorten the securities' weighted average lives and may lower their returns.

Domestic Bank Obligations -- U.S. banks (including their foreign branches) issue CDs and bankers' acceptances which may be purchased by the Funds if an issuing bank has total assets in excess of $5 billion and the bank otherwise meets the Funds' credit rating requirements. CDs are issued against deposits in a commercial bank for a specified period and rate and are normally negotiable. Eurodollar CDs are certificates issued by a foreign branch (usually London) of a US. domestic bank, and, as such, the credit is deemed to be that of the domestic bank. Bankers' acceptances are short-term credit instruments evidencing the promise of the bank (by virtue of the bank's "acceptance") to pay at maturity a draft which has been drawn on it by a customer (the "drawer"). Bankers' acceptances are used to finance the import, export, transfer, or storage of goods and reflect the obligation of both the bank and the drawer to pay the face amount. Both types of securities are subject to the ability of the issuing bank to meet its obligations, and are subject to risks common to all debt securities. In addition, banker's acceptances may be subject to foreign currency risk and certain other risks of investment in foreign securities.

Equity Securities -- The Funds may invest in common, preferred, and convertible preferred stocks, and securities whose values are tied to the price of stocks, such as rights, warrants, and convertible debt securities. Common stocks and preferred stocks represent equity ownership in a corporation. Owners of stock, such as the Funds, share in a corporation's earnings through dividends which may be declared by the corporation, although the receipt of dividends is not the principal benefit that the Funds seek when they invest in stocks and similar instruments.

Instead, the Funds seek to invest in stocks that will increase in market value and may be sold for more than a Fund paid to buy them. Market value is based upon constantly changing investor perceptions of what the company is worth compared to other companies. Although dividends are a factor in the changing market value of stocks, many companies do not pay dividends, or pay comparatively small dividends. The principal risk of investing in equity securities is that their market values fluctuate constantly, often due to factors entirely outside the control of the Funds or the company issuing the stock. At any given time, the market value of an equity security may be significantly higher or lower than the amount paid by a Fund to acquire it.

Owners of preferred stocks are entitled to dividends payable from the corporation's earnings, which in some cases may be "cumulative" if prior dividends on the preferred stock have not been paid. Dividends payable on preferred stock have priority over distributions to holders of common stock, and preferred stocks generally have a priority on the distribution of assets in the event of the corporation's liquidation. Preferred stocks may be "participating," which means that they may be entitled to dividends in excess of the stated dividend in certain cases. The holders of a company's debt securities generally are entitled to be paid by the company before it pays anything to its stockholders.

Rights and warrants are securities which entitle the holder to purchase the securities of a company (usually, its common stock) at a specified price during a specified time period. The value of a right or warrant is affected by many of the same factors that determine the prices of common stocks. Rights and warrants may be purchased directly or acquired in connection with a corporate reorganization or exchange offer.

The Funds also may purchase convertible securities including convertible debt obligations and convertible preferred stock. A convertible security entitles the holder to exchange it for a fixed number of shares of common stock (or other equity security), usually at a fixed price within a specified period of time. Until conversion, the owner of convertible securities usually receives the interest paid on a convertible bond or the dividend preference of a preferred stock.

A convertible security has an "investment value" which is a theoretical value determined by the yield it provides in comparison with similar securities without the conversion feature. Investment value changes are based upon prevailing interest rates and other factors. It also has a "conversion value," which is the market value the convertible security would have if it were exchanged for the underlying equity security. Convertible securities may be purchased at varying price levels above or below their investment values or conversion values.

Conversion value is a simple mathematical calculation that fluctuates directly with the price of the underlying security. However, if the conversion value is substantially below the investment value, the market value of the convertible security is governed principally by its investment value. If the conversion value is near or above the investment value, the market value of the convertible security generally will rise above the investment value. In such cases, the market value of the convertible security may be higher than its conversion value, due to the combination of the convertible security's right to interest (or dividend preference) and the possibility of capital appreciation from the conversion feature. However, there is no assurance that any premium above investment value or conversion value will be recovered because prices change and, as a result, the ability to achieve capital appreciation through conversion may be eliminated.

Eurobonds and Yankee Bonds -- Bonds issued by foreign branches of U.S. banks ("Eurobonds") and bonds issued by a U.S. branch of a foreign bank and sold in the United States ("Yankee bonds"). These bonds are bought and sold in U.S. dollars, but generally carry with them the same risks as investing in foreign securities.

Foreign Securities -- Investments in the securities of foreign companies, or companies that have their principal business activities outside the United States, involve certain risks not associated with investments in U.S. companies. Non-U.S. companies generally are not subject to the same uniform accounting, auditing, and financial reporting standards that apply to U.S. companies. Therefore, financial information about foreign companies may be incomplete, or may not be comparable to the information available on U.S. companies. There may also be less publicly available information about a foreign company.

Although the volume of trading in foreign securities markets is growing, securities of many non-U.S. companies may be less liquid and have greater swings in price than securities of comparable U.S. companies. The costs of buying and selling securities on foreign securities exchanges are generally significantly higher than similar costs in the United States. There is generally less government supervision and regulation of exchanges, brokers, and issuers in foreign countries than there is in the United States. Investments in non-U.S. securities may also be subject to other risks different from those affecting U.S. investments, including local political or economic developments, expropriation or nationalization of assets, confiscatory taxation, and imposition of withholding taxes on dividends or interest payments. If it becomes necessary, it may be more difficult for a Fund to obtain or to enforce a judgment against a foreign issuer than against a domestic issuer.

Securities traded on foreign markets are usually bought and sold in local currencies, not in U.S. dollars. Therefore, the market value of foreign securities acquired by a Fund can be affected -- favorably or unfavorably -- by changes in currency rates and exchange control regulations. Costs are incurred in converting money from one currency to another. Foreign currency exchange rates are determined by supply and demand on the foreign exchange markets. Foreign exchange markets are affected by the international balance of payments and other economic and financial conditions, government intervention, speculation and other factors, all of which are outside the control of each Fund. Generally, the Funds' foreign currency exchange transactions will be conducted on a cash or "spot" basis at the spot rate for purchasing or selling currency in the foreign currency exchange markets.

Futures, Options, and Other Financial Instruments

General. The advisor may use various types of financial instruments, some of which are derivatives, to attempt to manage the risk of a Fund's investments or, in certain circumstances, for investment (e.g., as a substitute for investing in securities). These financial instruments include options, futures contracts (sometimes referred to as "futures"), forward contracts, swaps, caps, floors, and collars (collectively, "Financial Instruments"). The policies in this section do not apply to other types of instruments sometimes referred to as derivatives, such as indexed securities, mortgage-backed and other asset-backed securities, and stripped interest and principal of debt.

Hedging strategies can be broadly categorized as "short" hedges and "long" or "anticipatory" hedges. A short hedge involves the use of a Financial Instrument in order to partially or fully offset potential variations in the value of one or more investments held in a Fund's portfolio. A long or anticipatory hedge involves the use of a Financial Instrument in order to partially or fully offset potential increases in the acquisition cost of one or more investments that the Fund intends to acquire. In an anticipatory hedge transaction, the Fund does not already own a corresponding security. Rather, the hedge relates to a security or type of security that the Fund intends to acquire. If the Fund does not eliminate the hedge by purchasing the security as anticipated, the effect on the Fund's portfolio is the same as if a long position were entered into. Financial Instruments may also be used, in certain circumstances, for investment (e.g., as a substitute for investing in securities).

Financial Instruments on individual securities generally are used to attempt to hedge against price movements in one or more particular securities positions that a Fund already owns or intends to acquire. Financial Instruments on indexes, in contrast, generally are used to attempt to hedge all or a portion of a portfolio against price movements of the securities within a market sector in which the Fund has invested or expects to invest.

The use of Financial Instruments is subject to applicable regulations of the Securities and Exchange Commission ("SEC"), the several exchanges upon which they are traded, and the Commodity Futures Trading Commission ("CFTC"). In addition, the Funds' ability to use Financial Instruments will be limited by tax considerations. See "Tax Consequences of Owning Shares of a Fund."

In addition to the instruments and strategies described below, the advisor may use other similar or related techniques to the extent that they are consistent with a Fund's investment objective and permitted by its investment limitations and applicable regulatory authorities. The Funds' Prospectuses or SAI will be supplemented to the extent that new products or techniques become employed involving materially different risks than those described below or in the Prospectuses.

Special Risks. Financial Instruments and their use involve special considerations and risks, certain of which are described below.

(1) Financial Instruments may increase the volatility of a Fund. If the advisor employs a Financial Instrument that correlates imperfectly with a Fund's investments, a loss could result, regardless of whether or not the intent was to manage risk. In addition, these techniques could result in a loss if there is not a liquid market to close out a position that a Fund has entered.

(2) There might be imperfect correlation between price movements of a Financial Instrument and price movement of the investment(s) being hedged. For example, if the value of a Financial Instrument used in a short hedge increased by less than the decline in value of the hedged investment(s), the hedge would not be fully successful. This might be caused by certain kinds of trading activity that distorts the normal price relationship between the security being hedged and the Financial Instrument. Similarly, the effectiveness of hedges using Financial Instruments on indexes will depend on the degree of correlation between price movements in the index and price movements in the securities being hedged.

The Funds are authorized to use options and futures contracts related to securities with issuers, maturities or other characteristics different from the securities in which it typically invests. This involves a risk that the options or futures position will not track the performance of a Fund's portfolio investments.

The direction of options and futures price movements can also diverge from the direction of the movements of the prices of their underlying instruments, even if the underlying instruments match a Fund's investments well. Options and futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect correlation may also result from differing levels of demand in the options and futures markets and the securities markets, from structural differences in how options and futures and securities are traded, or from imposition of daily price fluctuation limits or trading halts. A Fund may take positions in options and futures contracts with a greater or lesser face value than the securities it wishes to hedge or intends to purchase in order to attempt to compensate for differences in volatility between the contract and the securities, although this may not be successful in all cases.

(3) If successful, the above-discussed hedging strategies can reduce risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements of portfolio securities. However, such strategies can also reduce opportunity for gain by offsetting the positive effect of favorable price movements. For example, if a Fund entered into a short hedge because the advisor projected a decline in the price of a security in the Fund's portfolio, and the price of that security increased instead, the gain from that increase would likely be wholly or partially offset by a decline in the value of the short position in the Financial Instrument. Moreover, if the price of the Financial Instrument declined by more than the increase in the price of the security, the Fund could suffer a loss.

(4) A Fund's ability to close out a position in a Financial Instrument prior to expiration or maturity depends on the degree of liquidity of the market or, in the absence of such a market, the ability and willingness of the other party to the transaction (the "counterparty") to enter into a transaction closing out the position. Therefore, there is no assurance that any position can be closed out at a time and price that is favorable to a Fund.

(5) As described below, the Funds are required to maintain assets as "cover," maintain segregated accounts or make margin payments when they take positions in Financial Instruments involving obligations to third parties (i.e., Financial Instruments other than purchased options). If a Fund is unable to close out its positions in such Financial Instruments, it might be required to continue to maintain such assets or segregated accounts or make such payments until the position expired. These requirements might impair a Fund's ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or require that the Fund sell a portfolio security at a disadvantageous time.

Cover. Positions in Financial Instruments, other than purchased options, expose the Funds to an obligation to another party. A Fund will not enter into any such transaction unless it owns (1) an offsetting ("covered") position in securities, currencies or other options, futures contracts or forward contracts, or (2) cash and liquid assets with a value, marked-to-market daily, sufficient to cover its obligations to the extent not covered as provided in (1) above. The Funds will comply with SEC guidelines regarding cover for these instruments and will, if the guidelines so require, designate cash or liquid assets as segregated in the prescribed amount as determined daily.

Assets used as cover or held as segregated cannot be sold while the position in the corresponding Financial Instrument is open unless they are replaced with other appropriate assets. As a result, the commitment of a large portion of a Fund's assets to cover or to hold as segregated could impede portfolio management or the Fund's ability to meet redemption requests or other current obligations.

Options. Each Fund may engage in certain strategies involving options to attempt to manage the risk of its investments or, in certain circumstances, for investment (e.g., as a substitute for investing in securities). A call option gives the purchaser the right to buy, and obligates the writer to sell the underlying investment at the agreed-upon exercise price during the option period. A put option gives the purchaser the right to sell, and obligates the writer to buy the underlying investment at the agreed-upon exercise price during the option period. Purchasers of options pay an amount, known as a premium, to the option writer in exchange for the right under the option contract. See "Options on Indexes" below with regard to cash settlement of option contracts on index values.

The purchase of call options can serve as a hedge against a price rise of the underlier and the purchase of put options can serve as a hedge against a price decline of the underlier. Writing call options can serve as a limited short hedge because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security or currency appreciates to a price higher than the exercise price of the call option, it can be expected that the option will be exercised and a Fund will be obligated to sell the security or currency at less than its market value.

Writing put options can serve as a limited long or anticipatory hedge because increases in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security or currency depreciates to a price lower than the exercise price of the put option, it can be expected that the put option will be exercised and a Fund will be obligated to purchase the security or currency at more than its market value.

The value of an option position will reflect, among other things, the current market value of the underlying investment, the time remaining until expiration, the relationship of the exercise price to the market price of the underlying investment, the price volatility of the underlying investment and general market and interest rate conditions. Options that expire unexercised have no value.

A Fund may effectively terminate its right or obligation under an option by entering into a closing transaction. For example, the Fund may terminate its obligation under a call or put option that it had written by purchasing an identical call or put option, which is known as a closing purchase transaction. Conversely, the Fund may terminate a position in a put or call option it had purchased by writing an identical put or call option, which is known as a closing sale transaction. Closing transactions permit a Fund to realize profits or limit losses on an option position prior to its exercise or expiration.

Risks of Options on Securities. Options embody the possibility of large amounts of exposure, which will result in a Fund's net asset value being more sensitive to changes in the value of the related investment. A Fund may purchase or write both exchange-traded and OTC options. Exchange-traded options in the United States are issued by a clearing organization affiliated with the exchange on which the option is listed that, in effect, guarantees completion of every exchange-traded option transaction. In contrast, OTC options are contracts between a Fund and its counterparty (usually a securities dealer or a bank) with no clearing organization guarantee. Thus, when a Fund purchases an OTC option, it relies on the counterparty from whom it purchased the option to make or take delivery of the underlying investment upon exercise of the option. Failure by the counterparty to do so would result in the loss of any premium paid by a Fund as well as the loss of any expected benefit from the transaction.

The Funds' ability to establish and close out positions in options depends on the existence of a liquid market. However, there can be no assurance that such a market will exist at any particular time. Closing transactions can be made for OTC options only by negotiating directly with the counterparty, or by a transaction in the secondary market if any such market exists. There can be no assurance that a Fund will in fact be able to close out an OTC option position at a favorable price prior to expiration. In the event of insolvency of the counterparty, a Fund might be unable to close out an OTC option position at any time prior to the option's expiration. If a Fund is not able to enter into an offsetting closing transaction on an option it has written, it will be required to maintain the securities subject to the call or the liquid assets underlying the put until a closing purchase transaction can be entered into or the option expires. However, there can be no assurance that such a market will exist at any particular time.

If a Fund were unable to effect a closing transaction for an option it had purchased, it would have to exercise the option to realize any profit. The inability to enter into a closing purchase transaction for a covered call option written by a Fund could cause material losses because the Fund would be unable to sell the investment used as cover for the written option until the option expires or is exercised.

Options on Indexes. Puts and calls on indexes are similar to puts and calls on securities or futures contracts except that all settlements are in cash and changes in value depend on changes in the index in question. When a Fund writes a call on an index, it receives a premium and agrees that, prior to the expiration date, upon exercise of the call, the purchaser will receive from the Fund an amount of cash equal to the positive difference between the closing price of the index and the exercise price of the call times a specified multiple ("multiplier"), which determines the total dollar value for each point of such difference. When a Fund buys a call on an index, it pays a premium and has the same rights as to such call as are indicated above. When a Fund buys a put on an index, it pays a premium and has the right, prior to the expiration date, to require the seller of the put to deliver to the Fund an amount of cash equal to the positive difference between the exercise price of the put and the closing price of the index times the multiplier. When a Fund writes a put on an index, it receives a premium and the purchaser of the put has the right, prior to the expiration date, to require the Fund to deliver to it an amount of cash equal to the positive difference between the exercise price of the put and the closing level of the index times the multiplier.

The risks of purchasing and selling options on indexes may be greater than options on securities. Because index options are settled in cash, when a Fund writes a call on an index it cannot fulfill its potential settlement obligations by delivering the underlying securities. A Fund can offset some of the risk of writing a call index option by holding a diversified portfolio of securities similar to those on which the underlying index is based. However, a Fund cannot, as a practical matter, acquire and hold a portfolio containing exactly the same securities as underlie the index and, as a result, bears a risk that the value of the securities held will vary from the value of the index.

Even if a Fund could assemble a portfolio that exactly reproduced the composition of the underlying index, it still would not be fully covered from a risk standpoint because of the "timing risk" inherent in writing index options. When an index option is exercised, the amount of cash that the holder is entitled to receive is determined by the difference between the exercise price and the closing index level. As with other kinds of options, a Fund as the call writer will not learn what it has been assigned until the next business day. The time lag between exercise and notice of assignment poses no risk for the writer of a covered call on a specific underlying security, such as common stock, because in that case the writer's obligation is to deliver the underlying security, not to pay its value as of a moment in the past. In contrast, the writer of an index call will be required to pay cash in an amount based on the difference between the closing index value on the exercise date and the exercise price. By the time a Fund learns what it has been assigned, the index may have declined. This "timing risk" is an inherent limitation on the ability of index call writers to cover their risk exposure.

If a Fund has purchased an index option and exercises it before the closing index value for that day is available, it runs the risk that the level of the underlying index may subsequently change. If such a change causes the exercised option to fall out-of-the-money, the Fund nevertheless will be required to pay the difference between the closing index value and the exercise price of the option (times the applicable multiplier) to the assigned writer.

OTC Options. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options (options not traded on exchanges) generally are established through negotiation with the other party to the option contract. While this type of arrangement allows a Fund great flexibility to tailor the option to its needs, OTC options generally involve greater risk than exchange-traded options, which are guaranteed by the clearing organization of the exchange where they are traded.

Generally, OTC foreign currency options used by a Fund are European-style options. This means that the option is only exercisable immediately prior to its expiration. This is in contrast to American-style options, which are exercisable at any time prior to the expiration date of the option.

Futures Contracts and Options on Futures Contracts. When a Fund purchases or sells a futures contract, it incurs an obligation respectively to take or make delivery of a specified amount of the obligation underlying the contract at a specified time and price. When a Fund writes an option on a futures contract, it becomes obligated to assume a position in the futures contract at a specified exercise price at any time during the term of the option. If a Fund writes a call, on exercise it assumes a short futures position. If it writes a put, on exercise it assumes a long futures position.

The purchase of futures or call options on futures can serve as a long or an anticipatory hedge, and the sale of futures or the purchase of put options on futures can serve as a short hedge. Writing call options on futures contracts can serve as a limited short hedge, using a strategy similar to that used for writing call options on securities or indexes. Similarly, writing put options on futures contracts can serve as a limited long or anticipatory hedge.

In addition, futures strategies can be used to manage the "duration" (a measure of anticipated sensitivity to changes in interest rates, which is sometimes related to the weighted average maturity of a portfolio) and associated interest rate risk of a Fund's fixed-income portfolio. If the advisor wishes to shorten the duration of a Fund's fixed-income portfolio (i.e., reduce anticipated sensitivity), the Fund may sell an appropriate debt futures contract or a call option thereon, or purchase a put option on that futures contract. If the advisor wishes to lengthen the duration of a Fund's fixed-income portfolio (i.e., increase anticipated sensitivity), the Fund may buy an appropriate debt futures contract or a call option thereon, or sell a put option thereon.

At the inception of a futures contract, a Fund is required to deposit "initial margin" in an amount generally equal to 10% or less of the contract value. Initial margin must also be deposited when writing a call or put option on a futures contract, in accordance with applicable exchange rules. Subsequent "variation margin" payments are made to and from the futures broker daily as the value of the futures or written option position varies, a process known as "marking-to-market." Unlike margin in securities transactions, initial margin on futures contracts and written options on futures contracts does not represent a borrowing on margin, but rather is in the nature of a performance bond or good-faith deposit that is returned to the Fund at the termination of the transaction if all contractual obligations have been satisfied Under certain circumstances, such as periods of high volatility, a Fund may be required to increase the level of initial margin deposits. If the Fund has insufficient cash to meet daily variation margin requirements, it might need to sell securities in order to do so at a time when such sales are disadvantageous.

Purchasers and sellers of futures contracts and options on futures can enter into offsetting closing transactions, similar to closing transactions on options, by selling or purchasing, respectively, an instrument identical to the instrument purchased or sold. However, there can be no assurance that a liquid market will exist for a particular contract at a particular time In such event, it may not be possible to close a futures contract or options position.

Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract or an option on a futures contract can vary from the previous day's settlement price; once that limit is reached, no trades may be made that day at a price beyond the limit. Daily price limits do not limit potential losses because prices could move to the daily limit for several consecutive days with little or no trading, thereby preventing liquidation of unfavorable positions.

If a Fund were unable to liquidate a futures contract or an option on a futures contract position due to the absence of a liquid market or the imposition of price limits, it could incur substantial losses. The Fund would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, the Fund would continue to be required to make daily variation margin payments and might be required to continue to maintain the position being hedged by the futures contract or option or to continue to maintain cash or securities in a segregated account.

To the extent that a Fund enters into futures contracts, options on futures contracts and options on foreign currencies traded on a CFTC-regulated exchange, in each case that is not for bona fide hedging purposes (as defined by the CFTC), the aggregate initial margin and premiums required to establish these positions (excluding the amount by which options are "in-the-money" at the time of purchase) may not exceed 5% of the liquidation value of the Fund's portfolio, after taking into account unrealized profits and unrealized losses on any contracts the Fund has entered into. This policy does not limit to 5% the percentage of the Fund's assets that are at risk in futures contracts, options on futures contracts and currency options.

Risks of Futures Contracts and Options Thereon. The ordinary spreads at a given time between prices in the cash and futures markets (including the options on futures markets), due to differences in the natures of those markets, are subject to the following factors. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions, which could distort the normal relationship between the cash and futures markets. Second, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced, thus producing distortion. Due to the possibility of distortion, a hedge may not be successful. Although stock index futures contracts do not require physical delivery, under extraordinary market conditions, liquidity of such futures contracts also could be reduced. Additionally, the advisor may be incorrect in its expectations as to the extent of various interest rates, currency exchange rates or stock market movements or the time span within which the movements take place.

Index Futures. The risk of imperfect correlation between movements in the price of index futures and movements in the price of the securities that are the subject of a hedge increases as the composition of a Fund's portfolio diverges from the index. The price of the index futures may move proportionately more than or less than the price of the securities being hedged. If the price of the index futures moves proportionately less than the price of the securities that are the subject of the hedge, the hedge will not be fully effective. Assuming the price of the securities being hedged has moved in an unfavorable direction, as anticipated when the hedge was put into place, the Fund would be in a better position than if it had not hedged at all, but not as good as if the price of the index futures moved in full proportion to that of the hedged securities. However, if the price of the securities being hedged has moved in a favorable direction, this advantage will be partially offset by movement of the price of the futures contract. If the price of the futures contract moves more than the price of the securities, the Fund will experience either a loss or a gain on the futures contract that will not be completely offset by movements in the price of the securities that are the subject of the hedge.

Where index futures are purchased in an anticipatory hedge, it is possible that the market may decline instead. If a Fund then decides not to invest in the securities at that time because of concern as to possible further market decline or for other reasons, it will realize a loss on the futures contract that is not offset by a reduction in the price of the securities it had anticipated purchasing.

Foreign Currency Hedging Strategies--Special Considerations. A Fund may use options and futures contracts on foreign currencies, as mentioned previously, and forward currency contracts, as described below, to attempt to hedge against movements in the values of the foreign currencies in which the Fund's securities are denominated or, in certain circumstances, for investment (e.g., as a substitute for investing in securities denominated in foreign currency). Currency hedges can protect against price movements in a security that a Fund owns or intends to acquire that are attributable to changes in the value of the currency in which it is denominated.

A Fund might seek to hedge against changes in the value of a particular currency when no Financial Instruments on that currency are available or such Financial Instruments are more expensive than certain other Financial Instruments. In such cases, a Fund may seek to hedge against price movements in that currency by entering into transactions using Financial Instruments on another currency or a basket of currencies, the value of which the advisor believes will have a high degree of positive correlation to the value of the currency being hedged. The risk that movements in the price of the Financial Instrument will not correlate perfectly with movements in the price of the currency subject to the hedging transaction may be increased when this strategy is used.

The value of Financial Instruments on foreign currencies depends on the value of the underlying currency relative to the U.S. dollar. Because foreign currency transactions occurring in the interbank market might involve substantially larger amounts than those involved in the use of such Financial Instruments, a Fund could be disadvantaged by having to deal in the odd-lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

There is no systematic reporting of last sale information for foreign currencies or any regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Quotation information generally is representative of very large transactions in the interbank market and thus might not reflect odd-lot transactions where rates might be less favorable. The interbank market in foreign currencies is a global, round-the-clock market. To the extent the U.S. options or futures markets are closed while the markets for the underlying currencies remain open, significant price and rate movements might take place in the underlying markets that cannot be reflected in the markets for the Financial Instruments until they reopen.

Settlement of hedging transactions involving foreign currencies might be required to take place within the country issuing the underlying currency. Thus, a Fund might be required to accept or make delivery of the underlying foreign currency in accordance with any U.S. or foreign regulations regarding the maintenance of foreign banking arrangements by U.S. residents and might be required to pay any fees, taxes, and charges associated with such delivery assessed in the issuing country.

Forward Currency Contracts and Foreign Currency Deposits. The Funds may enter into forward currency contracts to purchase or sell foreign currencies for a fixed amount of U.S. dollars or another foreign currency. A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days (term) from the date of the forward currency contract agreed upon by the parties, at a price set at the time the forward currency contract is entered. Forward currency contracts are negotiated directly between currency traders (usually large commercial banks) and their customers.

Such transactions may serve as long or anticipatory hedges. For example, a Fund may purchase a forward currency contract to lock in the U.S. dollar price of a security denominated in a foreign currency that the Fund intends to acquire. Forward currency contracts may also serve as short hedges. For example, a Fund may sell a forward currency contract to lock in the U.S. dollar equivalent of the proceeds from the anticipated sale of a security or a dividend or interest payment denominated in a foreign currency.

The Funds may also use forward currency contracts to hedge against a decline in the value of existing investments denominated in foreign currency Such a hedge would tend to offset both positive and negative currency fluctuations, but would not offset changes in security values caused by other factors. A Fund could also hedge the position by entering into a forward currency contract to sell another currency expected to perform similarly to the currency in which the Fund's existing investments are denominated. This type of hedge could offer advantages in terms of cost, yield or efficiency, but may not hedge currency exposure as effectively as a simple hedge against U.S. dollars. This type of hedge may result in losses if the currency used to hedge does not perform similarly to the currency in which the hedged securities are denominated.

The Funds may also use forward currency contracts in one currency or a basket of currencies to attempt to hedge against fluctuations in the value of securities denominated in a different currency if the advisor anticipates that there will be a positive correlation between the two currencies.

The cost to a Fund of engaging in forward currency contracts varies with factors such as the currency involved, the length of the contract period and the market conditions then prevailing. Because forward currency contracts are usually entered into on a principal basis, no fees or commissions are involved. When a Fund enters into a forward currency contract, it relies on the counterparty to make or take delivery of the underlying currency at the maturity of the contract. Failure by the counterparty to do so would result in the loss of some or all of any expected benefit of the transaction.

As is the case with futures contracts, purchasers, and sellers of forward currency contracts can enter into offsetting closing transactions, similar to closing transactions on futures contracts, by selling or purchasing, respectively, an instrument identical to the instrument purchased or sold. Secondary markets generally do not exist for forward currency contracts, with the result that closing transactions generally can be made for forward currency contracts only by negotiating directly with the counterparty. Thus, there can be no assurance that a Fund will in fact be able to close out a forward currency contract at a favorable price prior to maturity. In addition, in the event of insolvency of the counterparty, the Fund might be unable to close out a forward currency contract. In either event, the Fund would continue to be subject to market risk with respect to the position, and would continue to be required to maintain a position in securities denominated in the foreign currency or to segregate cash or liquid assets.

The precise matching of forward currency contract amounts and the value of the securities, dividends, or interest payments involved generally will not be possible because the value of such securities, dividends, or interest payments, measured in the foreign currency, will change after the forward currency contract has been established. Thus, a Fund might need to purchase or sell foreign currencies in the spot (cash) market to the extent such foreign currencies are not covered by forward currency contracts. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain.

Forward currency contracts may substantially change a Fund's investment exposure to changes in currency exchange rates and could result in losses to the Fund if currencies do not perform as the advisor anticipates. There is no assurance that the advisor's use of forward currency contracts will be advantageous to a Fund or that it will hedge at an appropriate time.

The Funds may also purchase and sell foreign currency and invest in foreign currency deposits. Currency conversion involves dealer spreads and other costs, although commissions usually are not charged.

Combined Positions. A Fund may purchase and write options or futures in combination with each other, or in combination with futures or forward currency contracts, to manage the risk and return characteristics of its overall position. For example, a Fund may purchase a put option and write a call option on the same underlying instrument, in order to construct a combined position whose risk and return characteristics are similar to selling a futures contract. Another possible combined position would involve writing a call option at one strike price and buying a call option at a lower price, in order to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs.

Turnover. The Funds' options and futures activities may affect their turnover rates and brokerage commission payments. The exercise of calls or puts written by a Fund, and the sale or purchase of futures contracts, may cause it to sell or purchase related investments, thus increasing its turnover rate. Once a Fund has received an exercise notice on an option it has written, it cannot effect a closing transaction in order to terminate its obligation under the option and must deliver or receive the underlying securities at the exercise price. The exercise of puts purchased by a Fund may also cause the sale of related investments, increasing turnover. Although such exercise is within the Fund's control, holding a protective put might cause it to sell the related investments for reasons that would not exist in the absence of the put. A Fund will pay a brokerage commission each time it buys or sells a put or call or purchases or sells a futures contract. Such commissions may be higher than those that would apply to direct purchases or sales.

Swaps, Caps, Floors, and Collars. The Funds are authorized to enter into swaps, caps, floors, and collars. Swaps involve the exchange by one party with another party of their respective commitments to pay or receive cash flows, e.g., an exchange of floating rate payments for fixed rate payments. The purchase of a cap or a floor entitles the purchaser, to the extent that a specified index exceeds in the case of a cap, or falls below in the case of a floor, a predetermined value, to receive payments on a notional principal amount from the party selling such instrument. A collar combines elements of buying a cap and selling a floor.

Gold Bullion -- The Gold & Precious Metals Fund may invest up to 10% at the time of purchase of its total assets directly in gold bullion. The two largest national producers of gold bullion are the Republic of South Africa and the former states of the Soviet Union. Changes in political and economic conditions affecting either country may have a direct impact on its sales of gold bullion. The Gold & Precious Metals Fund will purchase gold bullion from, and sell gold bullion to, banks (both U.S. and foreign) and dealers who are members of, or affiliated with members of, a regulated U.S. commodities exchange, in accordance with applicable investment laws. Values of gold bullion held by the Gold & Precious Metals Fund are based upon daily quotes provided by banks or brokers dealing in such commodities.

HOLDRs -- Holding Company Depositary Receipts, or HOLDRs, are trust-issued receipts that represent a Fund's beneficial ownership of a specific group of stocks. HOLDRs involve risks similar to the risks of investing in common stock. For example, a Fund's investment will decline in value if the underlying stocks decline in value. Because HOLDRs are not subject to concentration limits, the relative weight of an individual stock may increase substantially, causing the HOLDRs to be less diverse and creating more risk.

Illiquid Securities -- Securities which do not trade on stock exchanges or in the over-the-counter market, or have restrictions on when and how they may be sold, are generally considered to be "illiquid." An illiquid security is one that a Fund may have difficulty -- or may even be legally precluded from -- selling at any particular time. A Fund may invest in illiquid securities, including restricted securities and other investments which are not readily marketable. A Fund will not purchase any such security if the purchase would cause the Fund to invest more than 15% of its net assets, measured at the time of purchase, in illiquid securities. Repurchase agreements maturing in more than seven days are considered illiquid for purposes of this restriction.

The principal risk of investing in illiquid securities is that a Fund may be unable to dispose of them at the time desired or at a reasonable price. In addition, in order to resell a restricted security, a Fund might have to bear the expense and incur the delays associated with registering the security with the SEC, and otherwise obtaining listing on a securities exchange or in the over-the-counter market.

Initial Public Offerings ("IPOs") -- The Funds may invest a portion of their assets in securities of companies offering shares in IPOs. IPOs may have a magnified performance impact on a Fund for as long as it has a small asset base. The impact of IPOs on a Fund's performance likely will decrease as the Fund's asset size increases, which could reduce the Fund's total returns. IPOs may not be consistently available to a Fund for investment, particularly as the Fund's asset base grows. Because IPO shares frequently are volatile in price, a Fund may hold IPO shares for a very short period of time. This may increase the turnover of a Fund's portfolio and may lead to increased expenses for the Fund, such as commissions and transaction costs. By selling shares, the Funds may realize taxable gains they will subsequently distribute to shareholders. In addition, the market for IPO shares can be speculative and/or inactive for extended periods of time. The limited number of shares available for trading in some IPOs may make it more difficult for a Fund to buy or sell significant amounts of shares without an unfavorable impact on prevailing prices. Shareholders in IPO shares can be affected by substantial dilution in the value of their shares, by sales of additional shares and by concentration of control in existing management and principal shareholders.

A Fund's investment in IPO shares may include the securities of unseasoned companies (companies with less than three years of continuous operations), which present risks considerably greater than common stocks of more established companies. These companies may have limited operating histories and their prospects for profitability may be uncertain. These companies may be involved in new and evolving businesses and may be vulnerable to competition and changes in technology, markets and economic conditions. They may be more dependent on key managers and third parties and may have limited product lines.

Interfund Borrowing and Lending Program -- Pursuant to an exemptive order issued by the SEC dated December 21, 1999, a Fund may lend money to, and borrow money for temporary purposes from, other funds advised by the Advisor (as defined herein) or its affiliates. A Fund will borrow through the program only when the costs are equal to or lower than the cost of bank loans. Interfund borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one day's notice. A Fund may have to borrow from a bank at a higher interest rate if an interfund loan is unavailable, called or not renewed. A Fund will only lend money when the interest rate on interfund loans is higher than the rate on overnight repurchase agreements and the yield on the institutional class of shares of an affiliated money market fund.

Investment Company Securities -- To manage their daily cash positions, the Funds may invest in securities issued by other investment companies, including investment companies advised by the Advisor and its affiliates (pursuant to an exemptive order dated June 9, 1999) that invest in short-term debt securities and seek to maintain a net asset value of $1.00 per share ("money market funds"). The Funds also may invest in Exchange-Traded Funds ("ETFs"). ETFs are investment companies that are registered under the Investment Company Act of 1940 (the "1940 Act") as open-end funds or Unit Investment Trusts ("UITs"). ETFs are based on specific domestic and foreign indices. ETF shares are sold and redeemed at net asset value only in large blocks. In addition, national securities exchanges list ETF shares for trading, which allows investors to purchase and sell individual ETF shares among themselves at market prices throughout the day. The 1940 Act limits investments in securities of other investment companies. These limitations include, among others, that, subject to certain exceptions, no more than 10% of a Fund's total assets may be invested in securities of other investment companies, no more than 5% of its total assets may be invested in the securities of any one investment company, and a Fund may not own more than 3% of the outstanding shares of any investment company. As a shareholder of another investment company, a Fund would bear its pro rata portion of the other investment company's expenses, including advisory fees, in addition to the expenses the Fund bears directly in connection with its own operations.

Mortgage-Backed Securities -- Mortgage-backed securities are interests in pools of mortgage loans that various governmental, government-related and private organizations assemble as securities for sale to investors. Unlike most debt securities, which pay interest periodically and repay principal at maturity or on specified call dates, mortgage-backed securities make monthly payments that consist of both interest and principal payments. In effect, these payments are a "pass-through" of the monthly payments made by the individual borrowers on their mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Since homeowners usually have the option of paying either part or all of the loan balance before maturity, the effective maturity of a mortgage-backed security is often shorter than is stated.

Governmental entities, private insurers, and the mortgage poolers may insure or guarantee the timely payment of interest and principal of these pools through various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance and letters of credit. The advisor will consider such insurance and guarantees and the creditworthiness of the issuers thereof in determining whether a mortgage-related security meets its investment quality standards. It is possible that the private insurers or guarantors will not meet their obligations under the insurance policies or guarantee arrangements.

Although the market for such securities is becoming increasingly liquid, securities issued by certain private organizations may not be readily marketable.

Government National Mortgage Association (GNMA). GNMA is the principal governmental guarantor of mortgage-related securities. GNMA is a wholly-owned corporation of the U.S. government and it falls within the Department of Housing and Urban Development. Securities issued by GNMA are considered the equivalent of treasury securities and are backed by the full faith and credit of the U.S. government. GNMA guarantees the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of FHA-insured or VA-guaranteed mortgages. GNMA does not guarantee the market value or yield of mortgage-backed securities or the value of the Fund's shares. To buy GNMA securities, the Fund may have to pay a premium over the maturity value of the underlying mortgages, which the Fund may lose if prepayment occurs.

Federal National Mortgage Association (FNMA). FNMA is a government-sponsored corporation owned entirely by private stockholders. FNMA is regulated by the Secretary of Housing and Urban Development. FNMA purchases conventional mortgages from a list of approved sellers and service providers, including state and federally-chartered savings and loan associations, mutual savings banks, commercial banks and credit unions, and mortgage bankers. Securities issued by FNMA are agency securities, which means FNMA, but not the U.S. government, guarantees their timely payment of principal and interest.

Federal Home Loan Mortgage Corporation (FHLMC). FHLMC is a stockholder owned corporation chartered by Congress in 1970 to increase the supply of funds that mortgage lenders, such as commercial banks, mortgage bankers, savings institutions and credit unions, can make available to homebuyers and multifamily investors. FHLMC issues Participation Certificates (PCs) which represent interests in conventional mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. government.

Commercial Banks, Savings And Loan Institutions, Private Mortgage Insurance Companies, Mortgage Bankers, and Other Secondary Market Issuers. Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers, and other secondary market issuers also create pass-through pools of conventional mortgage loans. In addition to guaranteeing the mortgage-related security, such issuers may service and/or have originated the underlying mortgage loans. Pools created by these issuers generally offer a higher rate of interest than pools created by GNMA, FNMA & FHLMC because they are not guaranteed by a government agency.

Stripped Mortgage-Backed Securities. Stripped mortgage-backed securities are derivative multiple-class mortgage-backed securities. Stripped mortgage-backed securities usually have two classes that receive different proportions of interest and principal distributions on a pool of mortgage assets. Typically, one class will receive some of the interest and most of the principal, while the other class will receive most of the interest and the remaining principal. In extreme cases, one class will receive all of the interest ("interest only" or "IO" class) while the other class will receive the entire principal ("principal only" or "PO class"). The cash flow and yields on IOs and POs are extremely sensitive to the rate of principal payments (including prepayments) on the underlying mortgage loans or mortgage-backed securities. A rapid rate of principal payments may adversely affect the yield to maturity of IOs. Slower than anticipated prepayments of principal may adversely affect the yield to maturity of a PO The yields and market risk of interest only and principal only stripped mortgage-backed securities, respectively, may be more volatile than those of other fixed income securities, including traditional mortgage-backed securities.

Collateralized Mortgage Obligations (CMOs). CMOs are hybrids between mortgage-backed bonds and mortgage pass-through securities. Similar to a bond, CMOs usually pay interest monthly and have a more focused range of principal payment dates than pass-through securities. While whole mortgage loans may collateralize CMOs, mortgage-backed securities guaranteed by GNMA, FHLMC, or FNMA and their income streams more typically collateralize them.

A Real Estate Mortgage Investment Conduit ("REMIC") is a CMO that qualifies for special tax treatment under the Internal Revenue Code of 1986, as amended and is an investment in certain mortgages primarily secured by interests in real property and other permitted investments.

CMOs are structured into multiple classes, each bearing a different stated maturity. Each class of CMO or REMIC certificate, often referred to as a "tranche," is issued at a specific interest rate and must be fully retired by its final distribution date. Generally, all classes of CMOs or REMIC certificates pay or accrue interest monthly. Investing in the lowest tranche of CMOs and REMIC certificates involves risks similar to those associated with investing in equity securities.

Risks of Mortgage-Backed Securities. Yield characteristics of mortgage-backed securities differ from those of traditional debt securities in a variety of ways. For example, payments of interest and principal are more frequent (usually monthly) and their interest rates are sometimes adjustable. In addition, a variety of economic, geographic, social, and other factors, such as the sale of the underlying property, refinancing, or foreclosure, can cause investors to repay the loans underlying a mortgage-backed security sooner than expected. If the prepayment rates increase, a Fund may have to reinvest its principal at a rate of interest that is lower than the rate on existing mortgage-backed securities.

Asset-Backed Securities. These securities are interests in pools of a broad range of assets other than mortgages, such as automobile loans, computer leases, and credit card receivables. Like mortgage-backed securities, these securities are pass-through. In general, the collateral supporting these securities is of shorter maturity than mortgage loans and is less likely to experience substantial prepayments with interest rate fluctuations.

Asset-backed securities present certain risks that are not presented by mortgage-backed securities. Primarily, these securities may not have the benefit of any security interest in the related assets, which raises the possibility that recoveries on repossessed collateral may not be available to support payments on these securities. For example, credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which allow debtors to reduce their balances by offsetting certain amounts owed on the credit cards. Most issuers of asset-backed securities backed by automobile receivables permit the servicers of such receivables to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related asset-backed securities. Due to the quantity of vehicles involved and requirements under state laws, asset-backed securities backed by automobile receivables may not have a proper security interest in all of the obligations backing such receivables.

To lessen the effect of failures by obligors on underlying assets to make payments, the entity administering the pool of assets may agree to ensure the receipt of payments on the underlying pool in a timely fashion ("liquidity protection"). In addition, asset-backed securities may include insurance, such as guarantees, policies, or letters of credit obtained by the issuer or sponsor from third parties, for some or all of the assets in the pool ("credit support"). Delinquency or loss more than that anticipated or failure of the credit support could adversely affect the return on an investment in such a security.

The Funds may also invest in residual interests in asset-backed securities, which is the excess cash flow remaining after making required payments on the securities and paying related administrative expenses. The amount of residual cash flow resulting from a particular issue of asset-backed securities depends in part on the characteristics of the underlying assets, the coupon rates on the securities, prevailing interest rates, the amount of administrative expenses and the actual prepayment experience on the underlying assets.

Real Estate Investment Trusts - To the extent consistent with their investment objectives and policies, the Funds may invest in securities issued by real estate investment trusts ("REITs").

REITs are trusts which sell equity or debt securities to investors and use the proceeds to invest in real estate or interests therein. A REIT may focus on particular projects, such as apartment complexes, or geographic regions, such as the Southeastern United States, or both.

To the extent that the Funds have the ability to invest in REITs, a Fund could conceivably own real estate directly as a result of a default on the securities it owns. The Funds, therefore, may be subject to certain risks associated with the direct ownership of real estate including difficulties in valuing and trading real estate, declines in the value of real estate, risks related to general and local economic conditions, adverse changes in the climate for real estate, environmental liability risks, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, limitations on rents, changes in neighborhood values, the appeal of properties to tenants, and increases in interest rates.

In addition to the risks described above, REITs may be affected by any changes in the value of the underlying property in their portfolios. REITs are dependent upon management skill, are not diversified, and are therefore subject to the risk of financing single or a limited number of projects. REITs are also subject to heavy cash flow dependency, defaults by borrowers, self-liquidation, and the possibility of failing to maintain an exemption from the 1940 Act. Changes in interest rates may also affect the value of debt securities held by a Fund. By investing in REITs indirectly through a Fund, a shareholder will bear not only his/her proportionate share of the expenses of a Fund, but also, indirectly, similar expenses of the REITs.

Repurchase Agreements -- A Fund may enter into repurchase agreements ("REPOs") on debt securities that the Fund is allowed to hold in its portfolio. This is a way to invest money for short periods. A REPO is an agreement under which the Fund acquires a debt security and then resells it to the seller at an agreed-upon price and date (normally, the next business day). The repurchase price represents an interest rate effective for the short period the debt security is held by the Fund, and is unrelated to the interest rate on the underlying debt security. A repurchase agreement is often considered as a loan collateralized by securities. The collateral securities acquired by the Fund (including accrued interest earned thereon) must have a total value in excess of the value of the repurchase agreement. The collateral securities are held by the Fund's custodian bank until the repurchase agreement is completed.

The Funds may enter into repurchase agreements with financial institutions that are creditworthy under standards established by the Advisor. The Advisor must use these standards to review the creditworthiness of any financial institution that is a party to a REPO. REPOs maturing in more than seven days are considered illiquid securities. A Fund will not enter into repurchase agreements maturing in more than seven days if as a result more than 15% of the Fund's net assets would be invested in these repurchase agreements and other illiquid securities.

As noted above, the Funds use REPOs as a means of investing cash for short periods of time. Although REPOs are considered to be highly liquid and comparatively low-risk, the use of REPOs does involve some risks. For example, if the other party to the agreement defaults on its obligation to repurchase the underlying security at a time when the value of the security has declined, the Fund may incur a loss on the sale of the collateral security. If the other party to the agreement becomes insolvent and subject to liquidation or reorganization under the Bankruptcy Code or other laws, a court may determine that the underlying security is collateral for a loan by the Fund not within the control of the Fund and therefore the realization by the Fund on such collateral may automatically be stayed. Finally, it is possible that the Fund may not be able to substantiate its interest in the underlying security and may be deemed an unsecured creditor of the other party to the agreement.

Rule 144A Securities -- A Fund also may invest in securities that can be resold to institutional investors pursuant to Rule 144A under the Securities Act of 1933, as amended (the "1933 Act"). In recent years, a large institutional market has developed for many Rule 144A Securities. Institutional investors generally cannot sell these securities to the general public but instead will often depend on an efficient institutional market in which Rule 144A Securities can readily be resold to other institutional investors, or on an issuer's ability to honor a demand for repayment. Therefore, the fact that there are contractual or legal restrictions on resale to the general public or certain institutions does not necessarily mean that a Rule 144A Security is illiquid. Institutional markets for Rule 144A Securities may provide both reliable market values for Rule 144A Securities and enable a Fund to sell a Rule 144A investment when appropriate. For this reason, the Board has concluded that if a sufficient institutional trading market exists for a given Rule 144A security, it may be considered "liquid," and not subject to a Fund's limitations on investment in restricted securities. The Board has given the Advisor the day-to-day authority to determine the liquidity of Rule 144A Securities, according to guidelines approved by the Board. The principal risk of investing in Rule 144A Securities is that there may be an insufficient number of qualified institutional buyers interested in purchasing a Rule 144A Security held by a Fund, and the Fund might be unable to dispose of such security promptly or at reasonable prices.

Securities Lending -- Each Fund may from time to time loan securities from its portfolio to brokers, dealers, and financial institutions to earn income or generate cash for liquidity. When the Fund lends securities it will receive collateral in cash or U.S. Treasury obligations which will be maintained, and with regard to cash, invested, at all times in an amount equal to at least 100% of the current market value of the loaned securities. All such loans will be made according to the guidelines of the SEC and the Board. A Fund may at any time call such loans to obtain the securities loaned. If the borrower of the securities should default on its obligation to return the securities borrowed, the value of the collateral may be insufficient to permit the Fund to reestablish its position by making a comparable investment due to changes in market conditions or the Fund may be unable to exercise certain ownership rights. A Fund will be entitled to earn interest paid upon investment of the cash collateral or to the payment of a premium or fee for the loan. A Fund may pay reasonable fees in connection with such loans, including payments to the borrower and to one or more securities lending agents (each an "Agent").

The Advisor provides the following services in connection with the securities lending activities of each Fund: (a) oversees participation in the securities lending program to ensure compliance with all applicable regulatory and investment guidelines; (b) assists the Agent in determining which specific securities are available for loan; (c) monitors the Agent's loan activities to ensure that securities loans are effected in accordance with the Advisor's instructions and with procedures adopted by the Board; (d) prepares appropriate periodic reports for, and seeks appropriate approvals from, the Board with respect to securities lending activities; (e) responds to Agent inquiries; and
(f) performs such other duties as necessary.

The Funds rely on an exemptive order from the SEC allowing them to invest uninvested cash balances and cash collateral received in connection with securities lending in money market funds that have the Advisor or an affiliate of the Advisor as an investment advisor.

Sovereign Debt -- In certain emerging countries, the central government and its agencies are the largest debtors to local and foreign banks and others. Sovereign debt involves the risk that the government, as a result of political considerations or cash flow difficulties, may fail to make scheduled payments of interest or principal and may require holders to participate in rescheduling of payments or even to make additional loans. If an emerging country government defaults on its sovereign debt, there is likely to be no legal proceeding under which the debt may be ordered repaid, in whole or in part. The ability or willingness of a foreign sovereign debtor to make payments of principal and interest in a timely manner may be influenced by, among other factors, its cash flow, the magnitude of its foreign reserves, the availability of foreign exchanges on the payment date, the debt service burden to the economy as a whole, the debtor's then current relationship with the International Monetary Fund, and its then current political constraints. Some of the emerging countries issuing such instruments have experienced high rates of inflation in recent years and have extensive internal debt. Among other effects, high inflation and internal debt service requirements may adversely affect the cost and availability of future domestic sovereign borrowing to finance government programs, and may have other adverse social, political, and economic consequences, including effects on the willingness of such countries to service their sovereign debt. An emerging country government's willingness and ability to make timely payments on its sovereign debt also are likely to be heavily affected by the country's balance of trade and its access to trade and other international credits. If a country's exports are concentrated in a few commodities, such country would be more significantly exposed to a decline in the international prices of one or more of such commodities. A rise in protectionism on the part of its trading partners, or unwillingness by such partners to make payment for goods in hard currency, could also adversely affect the country's ability to export its products and repay its debts. Sovereign debtors may also be dependent on expected receipts from such agencies and others abroad to reduce principal and interest arrearages on their debt. However, failure by the sovereign debtor or other entity to implement economic reforms negotiated with multilateral agencies or others, to achieve specified levels of economic performance, or to make other debt payments when due, may cause third parties to terminate their commitments to provide funds to the sovereign debtor, which may further impair such debtor's willingness or ability to service its debts.

The Funds may invest in debt securities issued under the "Brady Plan" in connection with restructurings in emerging country debt markets or earlier loans. These securities, often referred to as "Brady Bonds," are, in some cases, denominated in U.S. dollars and collateralized as to principal by U.S. Treasury zero coupon bonds having the same maturity. At least one year's interest payments, on a rolling basis, are collateralized by cash or other investments. Brady Bonds are actively traded on an over-the-counter basis in the secondary market for emerging country debt securities. Brady Bonds are lower-rated bonds and highly volatile.

Unseasoned Issuers -- The Funds may purchase securities in unseasoned issuers. Securities in such issuers may provide opportunities for long term capital growth. Greater risks are associated with investments in securities of unseasoned issuers than in the securities of more established companies because unseasoned issuers have only a brief operating history and may have more limited markets and financial resources. As a result, securities of unseasoned issuers tend to be more volatile than securities of more established companies.

U.S. Government Securities -- Each Fund may, from time to time, purchase debt securities issued by the U.S. government. These securities include Treasury bills, notes, and bonds. Treasury bills have a maturity of one year or less, Treasury notes generally have a maturity of one to ten years, and Treasury bonds generally have maturities of more than ten years.

U.S. government debt securities also include securities issued or guaranteed by agencies or instrumentalities of the U.S. government. Some obligations of U.S. government agencies, which are established under the authority of an act of Congress, such as Government National Mortgage Association ("GNMA") Participation Certificates, are supported by the full faith and credit of the U.S. Treasury. GNMA Certificates are mortgagebacked securities representing part ownership of a pool of mortgage loans. These loans issued by lenders such as mortgage bankers, commercial banks, and savings and loan associations are either insured by the Federal Housing Administration or guaranteed by the Veterans Administration. A "pool" or group of such mortgages is assembled and, after being approved by GNMA, is offered to investors through securities dealers. Once approved by GNMA, the timely payment of interest and principal on each mortgage is guaranteed by GNMA and backed by the full faith and credit of the U.S. government. The market value of GNMA Certificates is not guaranteed. GNMA Certificates are different from bonds because principal is paid back monthly by the borrower over the term of the loan rather than returned in a lump sum at maturity, as is the case with a bond. GNMA Certificates are called "pass-through" securities because both interest and principal payments (including prepayments) are passed through to the holder of the GNMA Certificate.

Other United States government debt securities, such as securities of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the Treasury. Others, such as bonds issued by Fannie Mae, a federally chartered private corporation, are supported only by the credit of the corporation. In the case of securities not backed by the full faith and credit of the United States, a Fund must look principally to the agency issuing or guaranteeing the obligation in the event the agency or instrumentality does not meet its commitments. The U.S. government may choose not to provide financial support to U.S. government-sponsored agencies or instrumentalities if it is not legally obligated to do so. A Fund will invest in securities of such instrumentalities only when the Advisor is satisfied that the credit risk with respect to any such instrumentality is comparatively minimal.

When-Issued/Delayed Delivery -- The Funds normally buy and sell securities on an ordinary settlement basis. That means that the buy or sell order is sent, and a Fund actually takes delivery or gives up physical possession of the security on the "settlement date," which is three business days later. However, the Funds also may purchase and sell securities on a when-issued or delayed delivery basis.

When-issued or delayed delivery transactions occur when securities are purchased or sold by a Fund and payment and delivery take place at an agreed-upon time in the future. The Funds may engage in this practice in an effort to secure an advantageous price and yield. However, the yield on a comparable security available when delivery actually takes place may vary from the yield on the security at the time the when-issued or delayed delivery transaction was entered into. When a Fund engages in when-issued and delayed delivery transactions, it relies on the seller or buyer to consummate the sale at the future date. If the seller or buyer fails to act as promised, that failure may result in the Fund missing the opportunity of obtaining a price or yield considered to be advantageous. No payment or delivery is made by a Fund until it receives delivery or payment from the other party to the transaction. However, fluctuation in the value of the security from the time of commitment until delivery could adversely affect a Fund.

Investment Restrictions

The investment restrictions set forth below have been adopted by each respective Fund and, unless identified as non-fundamental policies, may not be changed without the affirmative vote of a majority of the outstanding voting securities of that Fund. As provided in the 1940 Act, a "vote of a majority of the outstanding voting securities of the Fund" means the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of the Fund or (2) 67% or more of the shares present at a meeting, if more than 50% of the outstanding shares are represented at the meeting in person or by proxy. Except with respect to borrowing, changes in values of a particular Fund's assets will not cause a violation of the following investment restrictions so long as percentage restrictions are observed by such Fund at the time it purchases any security. Each Fund may not:

     1. with respect to 75% of the Fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities, or securities of other investment companies) if, as a result, (i) more than 5% of the Fund's total assets would be invested in the securities of that issuer, or (ii) the Fund would hold more than 10% of the outstanding voting securities of that issuer;

     2. underwrite securities of other issuers, except insofar as it may be deemed to be an underwriter under the 1933 Act in connection with the disposition of the Fund's portfolio securities;

     3. borrow money, except that the Fund may borrow money in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings);

     4.   issue senior securities, except as permitted under the 1940 Act;

     5. lend any security or make any loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to the purchase of debt securities or to repurchase agreements;

     6. purchase or sell physical commodities; however, this policy shall not prevent the Fund from purchasing and selling foreign currency, futures contracts, options, forward contracts, swaps, caps, floors, collars, and other financial instruments. This restriction shall not prevent Gold & Precious Metals Fund from investing in gold bullion; or

     7. purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business).

     8. purchase any securities of an issuer in a particular industry if as a result 25% or more of its total assets (taken at market value at the time of purchase) would be invested in securities of issuers whose principal business activities are in the same industry; provided however, that (i) Energy Fund will invest 25% or more of its assets in one or more energy-related industries; (ii) Financial Services Fund will invest 25% or more of its assets in one or more financial services-related industries; (iii) Gold & Precious Metals Fund will invest 25% or more of its assets in one or more gold and precious metals-related industries; (iv) Health Sciences Fund will invest 25% or more of its assets in one or more health care-related industries;
          (v) Leisure Fund will invest 25% or more of its assets in one or more leisure-related industries; (vi) Technology Fund will invest 25% or more of its assets in one or more technology-related industries; (vii) Telecommunications Fund will invest 25% or more of its assets in one or more telecommunications-related industries; and (viii) Utilities Fund will invest 25% or more of its assets in one or more utilities-related industries;

     9. Each Fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company managed by the Advisor or an affiliate or a successor thereof, with substantially the same fundamental investment objective, policies, and limitations as the Fund.

In addition, each Fund has the following non-fundamental policies, which may be changed without shareholder approval:

     A. The Fund may not sell securities short (unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short) or purchase securities on margin, except that
          (i) this policy does not prevent the Fund from entering into short positions in foreign currency, futures contracts, options, forward contracts, swaps, caps, floors, collars, and other financial instruments, (ii) the Fund may obtain such short-term credits as are necessary for the clearance of transactions, and (iii) the Fund may make margin payments in connection with futures contracts, options, forward contracts, swaps, caps, floors, collars, and other financial instruments.

     B. The Fund may borrow money only from a bank or from an open-end management investment company managed by the Advisor or an affiliate or a successor thereof for temporary or emergency purposes (not for leveraging or investing) or by engaging in reverse repurchase agreements with any party (reverse repurchase agreements will be treated as borrowings for purposes of fundamental limitation (3)).

     C. The Fund does not currently intend to purchase any security if, as a result, more than 15% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.

     D. The Fund may invest in securities issued by other investment companies to the extent that such investments are consistent with the Fund's investment objective and policies and permissible under the 1940 Act.

     E. The Gold & Precious Metals Fund may invest up to 10% at the time of purchase of its total assets in gold bullion.

     F. With respect to fundamental restriction (8) above, (i) energy-related industries include, but are not limited to, oil companies, oil and gas exploration companies, natural gas pipeline companies, refinery companies, energy conservation companies, coal companies, alternative energy companies, and innovative energy technology companies; (ii) financial services-related industries include, but are not limited to, banks (regional and money-centers), insurance companies (life, property and casualty, and multiline), investment and miscellaneous industries (asset managers, brokerage firms, and government-sponsored agencies), and suppliers to financial services companies; (iii) gold and precious metals-related industries include, but are not limited to, those involved in exploring for, mining, processing, or dealing and investing in gold, gold bullion, silver, platinum, palladium, and diamonds; (iv) health sciences-related industries include, but are not limited to, medical equipment or supplies, pharmaceuticals, biotechnology, and health care providers and services companies; (v) leisure-related industries include, but are not limited to, hotels/gaming, publishing, advertising, beverages, audio/video, broadcasting-radio/TV, cable & satellite operators, cable & satellite programmers, motion pictures & TV, recreation services/entertainment, retail, and toys; (vi) real estate-related industries include, but are not limited to, real estate brokers, home builders or real estate developers, companies with substantial real estate holdings, and companies with significant involvement in the real estate industry;
          (vii) technology-related industries include, but are not limited to, various applied technologies, hardware, software, semiconductors, telecommunications equipment and services, and service-related companies in information technology; (viii) telecommunications-related industries include, but are not limited to, companies that offer telephone services, wireless communications, satellite communications, television and movie programming, broadcasting, and Internet access; and (ix) utilities-related industries include, but are not limited to, companies that produce, generate, transmit, or distribute natural gas or electricity, as well as companies that provide telecommunications services, including local, long distance and wireless.

In addition, with respect to a Fund that may invest in municipal obligations, the following non-fundamental policy applies, which may be changed without shareholder approval:

          Each state (including the District of Columbia and Puerto Rico), territory and possession of the United States, each political subdivision, agency, instrumentality, and authority thereof, and each multi-state agency of which a state is a member is a separate "issuer." When the assets and revenues of an agency, authority, instrumentality, or other political subdivision are separate from the government creating the subdivision and the security is backed only by assets and revenues of the subdivision, such subdivision would be deemed to be the sole issuer. Similarly, in the case of an Industrial Development Bond or Private Activity bond, if that bond is backed only by the assets and revenues of the non-governmental user, then that non-governmental user would be deemed to be the sole issuer. However, if the creating government or another entity guarantees a security, then to the extent that the value of all securities issued or guaranteed by that government or entity and owned by a Fund exceeds 10% of the Fund's total assets, the guarantee would be considered a separate security and would be treated as issued by that government or entity. With respect to a Fund that is not a money market fund, securities issued or guaranteed by a bank or subject to financial guaranty insurance are not subject to the limitations set forth in the preceding sentence.

Management of the Funds

Investment Advisor and Sub-Advisor

As of the date of this SAI, INVESCO Funds Group, Inc. ("INVESCO"), located at 4350 South Monaco Street, Denver, Colorado, serves as investment advisor to the Funds. INVESCO was founded in 1932 and serves as an investment advisor to series of the following entities:

          AIM Bond Funds, Inc.
          AIM Combination Stock & Bond Funds, Inc.
          AIM Counselor Series Funds, Inc.
          AIM International Funds Inc., II
          AIM Manager Series Funds, Inc.
          AIM Money Market Funds, Inc.
          AIM Sector Funds
          AIM Stock Funds, Inc.
          AIM Treasurer's Series Funds, Inc.
          INVESCO Variable Investment Funds, Inc.

As of the date of this SAI, INVESCO managed 37 mutual funds having combined assets of $18.5 billion, on behalf of 2,756,061 shareholder accounts.

Effective November 25, 2003, A I M Advisors, Inc. ("AIM") will serve as the investment advisor for each Fund, and INVESCO Institutional (N.A.), Inc. ("INVESCO Institutional"), will serve as the sub-advisor for each Fund. On November 20, 2003, the series portfolios of AIM Sector Funds, Inc., a Maryland corporation (the "Company"), were redomesticated as the Funds, which are series portfolios of AIM Sector Funds, a Delaware statutory trust. INVESCO and AIM are referred to herein, as appropriate, as the "Advisor."

AIM, located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173, was organized in 1976, and along with its subsidiaries, manages or advises over 190 investment portfolios, encompassing a broad range of investment objectives. AIM is a direct wholly-owned subsidiary of A I M Management Group Inc. ("AIM Management"), a holding company that has been engaged in the financial services business since 1976.

INVESCO Institutional, located at One Midtown Plaza, 1360 Peachtree Street N.E., Suite 100, Atlanta, Georgia 30309, will be responsible for the Funds' day-to-day management, including the Funds' investment decisions and the execution of securities transactions with respect to the Funds. INVESCO Institutional is an affiliate of INVESCO.

AIM, INVESCO and INVESCO Institutional are each an indirect wholly owned subsidiary of AMVESCAP PLC, a publicly traded holding company. Through its subsidiaries, AMVESCAP PLC engages in the business of investment management on an international basis AMVESCAP PLC is one of the largest independent investment management businesses in the world, with approximately $345.2 billion in assets under management as of September 30, 2003.

AMVESCAP PLC's North American subsidiaries include:

     AMVESCAP Retirement, Inc. ("ARI"), Atlanta, Georgia, develops and provides domestic and international defined contribution retirement plan services to plan sponsors, institutional retirement plan sponsors and institutional plan providers.

     AMVESCAP National Trust Company (formerly known as Institutional Trust Company doing business as INVESCO Trust Company) ("ANTC"), a wholly-owned subsidiary of ARI, maintains an institutional retirement trust containing 34 collective trust funds designed specifically for qualified plans. ANTC provides retirement account custodian and/or trust services for individual retirement accounts ("IRAs") and other retirement plan accounts. ANTC acts as a directed, non-discretionary trustee or custodian for such plans.

          INVESCO Institutional, Atlanta, Georgia, manages individualized investment portfolios of equity, fixed-income, and real estate securities for institutional clients, including mutual funds and collective investment entities. INVESCO Institutional includes the following Groups and Divisions:

               INVESCO Capital Management Group, Atlanta, Georgia, manages institutional investment portfolios, consisting primarily of discretionary employee benefit plans for corporations and state and local governments, and endowment funds.

               INVESCO National Asset Management Division, Atlanta, Georgia, provides investment advisory services to employee pension and profit sharing plans, endowments and foundations, public plans, unions (Taft-Hartley), mutual funds and individuals.

               INVESCO Fixed Income/Stable Value Division, Louisville, Kentucky, provides customized low volatility fixed income solutions to 401(k), 457, and other tax qualified retirement plans.

               INVESCO Financial Institutions Group, Atlanta, Georgia, provides investment management services through separately managed account programs offered by brokerage firms.

               INVESCO Structured Products Group, New York, New York, is responsible for tactical asset allocation and managed futures products, and quantitative stock selection products. This group develops forecasting models for domestic stock and bond markets and manages money for clients in products based on these forecasting models.

               INVESCO Realty Advisors Division, Dallas, Texas, is responsible for providing advisory services to discretionary and non-discretionary accounts with respect to investments in real estate, mortgages, private real estate partnership interests,

               REITs, and publicly traded stocks of companies deriving substantial revenues from real estate industry activities.

               INVESCO Multiple Asset Strategies Group, Atlanta, Georgia, maintains a complex set of fundamentally based quantitative models used as a primary basis for asset allocation decisions. The group's main product is global asset allocation.

          A I M Advisors, Inc., Houston, Texas, provides investment advisory and administrative services for retail and institutional mutual funds.

          A I M Capital Management, Inc., Houston, Texas, provides investment advisory services to individuals, corporations, pension plans and other private investment advisory accounts, and also serves as a sub-advisor to certain retail and institutional mutual funds, one Canadian mutual fund, and one portfolio of an open-end registered investment company that is offered to separate accounts of insurance companies.

          A I M Distributors, Inc. and Fund Management Company, Houston, Texas, are registered broker-dealers that act as the principal underwriters for retail and institutional mutual funds.

The corporate headquarters of AMVESCAP PLC are located at 30 Finsbury Square, London, EC2A 1AG, England.

The Investment Advisory Agreement with INVESCO

As of the date of this SAI, INVESCO serves as investment advisor to the Funds under an Investment Advisory Agreement dated November 20, 2003 (the "Agreement") with the Trust.

The Agreement requires that INVESCO manage the investment portfolio of each Fund in a way that conforms with the Fund's investment policies. INVESCO may directly manage a Fund itself, or may hire a sub-advisor, which may be an affiliate of INVESCO, to do so. Specifically, INVESCO is responsible for:

          . managing the investment and reinvestment of all the assets of the Funds, and executing all purchases and sales of portfolio securities;

          . maintaining a continuous investment program for the Funds, consistent with (i) each Fund's investment policies as set forth in the Trust's Articles of Incorporation, Bylaws and Registration Statement, as from time to time amended, under the 1940 Act, and in any prospectus and/or statement of additional information of the Funds, as from time to time amended and in use under the 1933 Act, and
          (ii) the Trust's status as a regulated investment company under the Internal Revenue Code of 1986, as amended;

          . determining what securities are to be purchased or sold for the Funds, unless otherwise directed by the trustees of the Trust, and executing transactions accordingly;

          . providing the Funds the benefit of investment analysis and research, the reviews of current economic conditions and trends, and the consideration of a long-range investment policy now or hereafter generally available to the investment advisory customers of the advisor or any sub-advisor;

          . determining what portion of each Fund's assets should be invested in the various types of securities authorized for purchase by the Fund; and

          . making recommendations as to the manner in which voting rights, rights to consent to Fund action and any other rights pertaining to a Fund's portfolio securities shall be exercised.

As of the date of this SAI, AIM performs all of the following services for the
Funds:

          .  administrative;

          .  internal accounting (including computation of net asset value);

          .  clerical and statistical;

          .  secretarial;

          . all other services necessary or incidental to the administration of the affairs of the Funds;

          . supplying the Trust with officers, clerical staff, and other employees;

          . furnishing office space, facilities, equipment, and supplies; providing personnel and facilities required to respond to inquiries related to shareholder accounts;

          . conducting periodic compliance reviews of the Funds' operations; preparation and review of required documents, reports and filings by AIM's in-house legal and accounting staff or in conjunction with independent attorneys and accountants (including prospectuses, statements of additional information, proxy statements, shareholder reports, tax returns, reports to the SEC, and other corporate documents of the Funds);

          .  supplying basic telephone service and other utilities; and

          . preparing and maintaining certain of the books and records required to be prepared and maintained by the Funds under the 1940 Act.

Expenses not assumed by INVESCO are borne by the Funds. As full compensation for its advisory services to the Trust, INVESCO receives a monthly fee from each Fund. The fee is calculated at the annual rate of:

Energy, Financial Services, Gold & Precious Metals, Health Sciences, Leisure, Technology, and Utilities Funds

     .  0.75% on the first $350 million of each Fund's average net assets;

     .  0.65% on the next $350 million of each Fund's average net assets;

     .  0.55% of each Fund's average net assets from $700 million;

     .  0.45% of each Fund's average net assets from $2 billion;

     .  0.40% of each Fund's average net assets from $4 billion;

     .  0.375% of each Fund's average net assets from $6 billion; and

     .  0.35% of each Fund's average net assets from $8 billion.

Telecommunications Fund

     .  0.65% on the first $500 million of the Fund's average net assets;

     .    0.55% on the next $500 million of the Fund's average net assets;
     .    0.45% of the Fund's average net assets from $1 billion;
     .    0.40% of the Fund's average net assets from $4 billion;
     .    0.375% of the Fund's average net assets from $6 billion; and
     .    0.35% of the Fund's average net assets from $8 billion.

During the periods outlined in the table below, the Funds paid INVESCO advisory fees in the dollar amounts shown. If applicable, the advisory fees were offset by credits in the amounts shown, so that the Funds' fees were not in excess of the expense limitations shown, which have been voluntarily agreed to by the Trust and INVESCO. The fee is allocated daily to each class based on the relative proportion of net assets represented by such class.

                                                                  Total
                                   Advisory     Total Expense    Expense
                                  Fee Dollars  Reimbursements  Limitations
                                  -----------  --------------  ------------
Investor Class
--------------
Energy Fund
Year Ended March 31, 2003           2,050,307       N/A            N/A
Year Ended March 31, 2002           2,929,700       N/A            N/A
Year Ended March 31, 2001           2,879,451       N/A            N/A

Financial Services Fund
Year Ended March 31, 2003           6,122,659       N/A            N/A
Year Ended March 31, 2002           8,297,002       N/A            N/A
Year Ended March 31, 2001           8,371,286       N/A            N/A

Gold & Precious Metals Fund
Year Ended March 31, 2003             835,712       N/A            N/A
Year Ended March 31, 2002             579,576       N/A            N/A
Year Ended March 31, 2001             540,427       N/A            N/A

Health Sciences Fund
Year Ended March 31, 2003           7,222,357       N/A            N/A
Year Ended March 31, 2002          10,066,179       N/A            N/A
Year Ended March 31, 2001          11,327,342       N/A            N/A

Leisure Fund
Year Ended March 31, 2003           4,325,688       N/A            N/A
Year Ended March 31, 2002           4,812,282       N/A            N/A
Year Ended March 31, 2001           4,052,866       N/A            N/A

                                                                  Total
                                   Advisory     Total Expense    Expense
                                  Fee Dollars  Reimbursements  Limitations
                                  -----------  --------------  ------------
Technology Fund
Year Ended March 31, 2003           6,450,728       N/A            N/A
Year Ended March 31, 2002          11,221,569       N/A            N/A
Year Ended March 31, 2001          19,905,436       N/A            N/A

Telecommunications Fund
Year Ended March 31, 2003           2,278,312       3,343,479          1.75%
Year Ended March 31, 2002           6,059,211               0          2.00%
Year Ended March 31, 2001          15,411,959               0          2.00%

Utilities Fund
Year Ended March 31, 2003             655,934         526,139          1.30%
Year Ended March 31, 2002           1,271,828         456,409          1.30%
Year Ended March 31, 2001           1,866,797         244,669           130%

Institutional Class
-------------------
Technology Fund
Year Ended March 31, 2003           5,032,432               0          1.15%/4/
Year Ended March 31, 2002           7,741,523               0          0.95%
Year Ended March 31, 2001          14,662,130               0          0.95%

Class A
-------
Energy Fund
Year Ended March 31, 2003              47,926               0          1.65%/5/

Financial Services Fund
Year Ended March 31, 2003              20,833           3,917          1.40%/6/

Gold & Precious Metals Fund
Year Ended March 31, 2003              11,649             431          2.10%/7/

Health Sciences Fund
Year Ended March 31, 2003               9,687           6,829          1.40%/6/

Leisure Fund
Year Ended March 31, 2003             119,744               0          1.50%/8/

Technology Fund
Year Ended March 31, 2003              12,982             818          1.50%/8/

                                                                  Total
                                   Advisory     Total Expense    Expense
                                  Fee Dollars  Reimbursements  Limitations
                                  -----------  --------------  ------------
Telecommunications Fund
Year Ended March 31, 2003               5,271               0          1.85%/9/

Utilities Fund
Year Ended March 31, 2003               2,533           1,095          1.40%/10/

Class B
-------
Energy Fund
Year Ended March 31, 2003               5,555             582          2.30%/11/

Financial Services Fund
Year Ended March 31, 2003               4,450           2,056          2.05%/12/

Gold & Precious Metals Fund
Year Ended March 31, 2003               6,563               0          2.75%/13/

Health Sciences Fund
Year Ended March 31, 2003               2,401           1,648          2.05%/14/

Leisure Fund
Year Ended March 31, 2003              36,036           4,408          2.15%/15/

Technology Fund
Year Ended March 31, 2003               1,084           1,027          2.15%/16/

Telecommunications Fund
Year Ended March 31, 2003                  73           1,069          2.50%/17/

Utilities Fund
Year Ended March 31, 2003               1,296             943          2.05%/14/

Class C
-------
Energy Fund
Year Ended March 31, 2003              75,869          20,103          2.30%/18/
Year Ended March 31, 2002              71,360       N/A            N/A
Year Ended March 31, 2001              28,834       N/A            N/A

Financial Services Fund
Year Ended March 31, 2003              85,164               0          2.75%/18/
Year Ended March 31, 2002              89,895       N/A            N/A
Year Ended March 31, 2001              40,178       N/A            N/A

                                                                  Total
                                   Advisory     Total Expense    Expense
                                  Fee Dollars  Reimbursements  Limitations
                                  -----------  --------------  ------------
Gold & Precious Metals Fund
Year Ended March 31, 2003              18,502               0          2.75%/18/
Year Ended March 31, 2002               1,690       N/A            N/A
Year Ended March 31, 2001                  56       N/A            N/A

Health Sciences Fund
Year Ended March 31, 2003              53,017          37,750          2.75%/18/
Year Ended March 31, 2002              92,387       N/A            N/A
Year Ended March 31, 2001              30,819       N/A            N/A

Leisure Fund
Year Ended March 31, 2003             123,328               0          2.75%/18/
Year Ended March 31, 2002              66,957       N/A            N/A
Year Ended March 31, 2001              13,858       N/A            N/A

Technology Fund
Year Ended March 31, 2003              47,458         100,306          2.15%/18/
Year Ended March 31, 2002              82,082       N/A            N/A
Year Ended March 31, 2001              58,968       N/A            N/A

Telecommunications Fund
Year Ended March 31, 2003              21,116         100,846          2.50%/17/
Year Ended March 31, 2002              67,072               0          2.75%
Year Ended March 31, 2001              52,776               0          2.75%

Utilities Fund
Year Ended March 31, 2003               7,076          15,628          2.05%
Year Ended March 31, 2002              16,021           8,769          2.05%
Year Ended March 31, 2001               8,377             446          2.05%/19/

Class K
-------
Energy Fund
Year Ended March 31, 2003               1,034           4,502          1.75%/18/
Year Ended March 31, 2002                  40       N/A            N/A
Period Ended March 31, 2001/23/             3       N/A            N/A

                                                                  Total
                                   Advisory     Total Expense    Expense
                                  Fee Dollars  Reimbursements  Limitations
                                  -----------  --------------  ------------
Financial Services Fund
Year Ended March 31, 2003               7,688           3,997          1.50%/18/
Year Ended March 31, 2002               2,642       N/A            N/A
Period Ended March 31, 2001/23/             2       N/A            N/A

Health Sciences Fund
Year Ended March 31, 2003              13,857               0          2.20%/18/
Year Ended March 31, 2002               7,002       N/A            N/A
Period Ended March 31, 2001/23/             2       N/A            N/A

Leisure Fund
Year Ended March 31, 2003             428,717         209,552          2.20%/18/
Period Ended March 31, 2002/24/       101,257       N/A            N/A

Technology Fund
Year Ended March 31, 2003             128,789         130,850          2.20%/18/
Year Ended March 31, 2002              57,321       N/A            N/A
Period Ended March 31, 2001/23/             1       N/A            N/A

Telecommunications Fund
Year Ended March 31, 2003               4,377           8,365          1.95%/22/
Year Ended March 31, 2002               2,436             857          2.20%
Period Ended March 31, 2001/23/             2               3          2.20%

/1/  1.60% as of June 1, 2000. 1.30% prior to June 1, 2000.
/2/  1.75% as of May 13, 2002. 2.00% prior to May 13, 2002.
/3/  1.30% as of June 1, 2000. 1.25% prior to June 1, 2000.
/4/  1.15% as of August 1, 2002. 0.95% prior to August 1, 2002.
/5/  1.65% as of August 1, 2002. 2.00% prior to August 1, 2002.
/6/  1.40% as of August 1, 2002. 2.00% prior to August 1, 2002.
/7/  2.10% as of August 1, 2002. 2.65% prior to August 1, 2002.
/8/  1.50% as of August 1, 2002. 2.25% prior to August 1, 2002.
/9/  1.85% as of August 1, 2002. 2.25% prior to August 1, 2002.
/10/ 1.40% as of August 1, 2002. 1.70% prior to August 1, 2002.
/11/ 2.30% as of August 1, 2002. 2.60% prior to August 1, 2002.
/12/ 2.05% as of August 1, 2002. 2.40% prior to August 1, 2002.
/13/ 2.75% as of August 1, 2002. 3.00% prior to August 1, 2002.
/14/ 2.05% as of August 1, 2002. 2.50% prior to August 1, 2002.
/15/ 2.15% as of August 1, 2002. 3.00% prior to August 1, 2002.
/16/ 2.15% as of August 1, 2002. 2.70% prior to August 1, 2002.
/17/ 2.50% as of August 1, 2002. 2.75% prior to August 1, 2002.
/18/ Effective August 1, 2002.

/19/ 2.05% as of June 1, 2000. 2.00% prior to June 1, 2000.
/20/ For the period December 1, 2000, commencement of operations, through March
     31, 2001.
/21/ For the period December 17, 2001, commencement of operations, through March
     31, 2002.
/22/ 1.95% as of August 1, 2002. 2.20% prior to August 1, 2002.

Board Approval of Advisory Agreement with INVESCO

In approving the Advisory Agreement with INVESCO, the Board primarily considered, with respect to each Fund, the nature, quality, and extent of the services provided under the Agreement and the overall fairness of the Agreement. The Board requested and evaluated information from INVESCO that addressed specific factors designed to assist in the Board's consideration of these issues.

With respect to the nature and quality of the services provided, the Board reviewed, among other things (1) the overall performance results of the Funds in comparison to relevant indices, (2) a summary for each Fund of the performance of a peer group of investment companies pursuing broadly similar strategies prepared by an independent data service, and (3) the degree of risk undertaken by INVESCO as reflected by a risk/return summary, also prepared by the independent data service. The Board considered INVESCO's resources and responsiveness with respect to Funds that have experienced performance difficulties and discussed the efforts being made to improve the performance records of such Funds. The Board also considered the advantages to each Fund of having an advisor that is associated with a global investment management organization. In connection with its review of the quality of the execution of the Funds' trades, the Board considered INVESCO's use in fund transactions of brokers or dealers that provided research and other services to INVESCO or its affiliates, and the benefits derived from such services to the Funds and to INVESCO. The Board also considered the quality of the shareholder and administrative services provided by INVESCO, as well as the firm's positive compliance history.

With respect to the overall fairness of the Agreement, the Board primarily considered the fairness of fee arrangements and the profitability and any fall-out benefits to INVESCO and its affiliates from their association with the Funds. The Board reviewed information from an independent data service about the rates of compensation paid to investment advisors and overall expense ratios, for funds comparable in size, character, and investment strategy to the Funds. In concluding that the benefits accruing to INVESCO and its affiliates by virtue of their relationships with the Funds were reasonable in comparison with the costs of providing investment advisory services and the benefits accruing to each Fund, the Board reviewed specific data as to INVESCO's profit or loss on each Fund, and carefully examined INVESCO's cost allocation methodology. In this connection, the Board requested that the Funds' independent auditors review INVESCO's methodology for appropriateness. The Board concluded that renewal of the Agreement was in the best interest of the Funds' shareholders. These matters were considered by the trustees who are not affiliated with INVESCO (the "Independent Trustees") working with experienced 1940 Act counsel that is independent of INVESCO.

New Investment Advisory Agreement with AIM

Under the new advisory agreement, effective November 25, 2003, AIM will be responsible for supervising all aspects of the Funds' operations and providing investment advisory services to the Funds. AIM will obtain and evaluate economic, statistical and financial information to formulate and implement investment programs for the Funds. The new advisory agreement provides that, in fulfilling its responsibilities, AIM may engage the services of other investment managers with respect to one or more of the Funds. The investment advisory services of AIM and the investment sub-advisory services of the sub-advisor to the Funds are not exclusive and AIM and the sub-advisor are free to render investment advisory services to others, including other investment companies.

Under the new advisory agreement, AIM is also responsible for furnishing to the Funds, at AIM's expense, the services of persons believed to be competent to perform all supervisory and administrative services required by the Funds, in the judgment of the trustees, to conduct their respective businesses effectively, as well as the offices, equipment and other facilities necessary for their operations. Such functions include the maintenance of each Fund's accounts and records, and the preparation of all requisite corporate documents such as tax returns and reports to the SEC and shareholders.

The new advisory agreement provides that each Fund will pay or cause to be paid all ordinary business expenses of such Fund not assumed by AIM, including, without limitation: brokerage commissions, taxes, legal, accounting, auditing or governmental fees, the cost of preparing share certificates, custodian, transfer and shareholder service agent costs, expenses of issue, sale, redemption, and repurchase of shares, expenses of registering and qualifying shares for sale, expenses relating to trustee and shareholder meetings, the cost of preparing and distributing reports and notices to shareholders, the fees and other expenses incurred by the Trust on behalf of each Fund in connection with membership in investment company organizations, and the cost of printing copies of prospectuses and statements of additional information distributed to the Funds' shareholders.

AIM, at its own expense, furnishes to the Trust office space and facilities. AIM furnishes to the Trust all personnel for managing the affairs of the Trust and each of its series of shares.

AIM will receive a monthly fee from each Fund calculated at the same annual rates, based on the average daily net assets of each Fund during the year which are set forth above, under the section entitled "The Investment Advisory Agreement with INVESCO."

AIM may from time to time waive or reduce its fee. Voluntary fee waivers or reductions may be rescinded at any time without further notice to investors. During periods of voluntary fee waivers or reductions, AIM will retain its ability to be reimbursed for such fee prior to the end of each fiscal year. Contractual fee waivers or reductions may not be terminated or amended to the Funds' detriment during the period stated in the agreement between AIM and the Fund. AIM has agreed to assume all voluntary and contractual fee waiver and reimbursement arrangements discussed above in the section entitled "The Investment Advisory Agreement with INVESCO" and in the Funds' Prospectus.

AIM's compensation for advisory services rendered in connection with securities lending is included in the advisory fee schedule. As compensation for the related administrative services AIM will provide, a Fund participating in a securities lending program will pay AIM a fee equal to 25% of the net monthly interest or fee income retained or paid to the Fund from such activities. AIM currently intends to waive such fee, and has agreed to seek Board approval prior to its receipt of all or a portion of such fee.

Board Approval of New Advisory Agreement with AIM

At the request of AIM, the Board discussed the approval of the new advisory agreement at an in-person meeting held on August 12-13, 2003. The trustees who are not affiliated with the Advisor (the "Independent Trustees") also discussed the approval of the advisory agreement with independent counsel prior to that meeting. In evaluating the advisory agreement, the Board requested and received information from AIM to assist in its deliberations.

The Board considered the following factors in determining reasonableness and fairness of the proposed changes between the current advisory agreement with INVESCO and the advisory agreement with AIM:

          . The qualifications of AIM to provide investment advisory services. The Board reviewed the credentials and experience of the officers and employees of AIM who will provide investment advisory services to each Fund, and noted that the persons providing portfolio management services to each Fund would not change.

          . The range of advisory services provided by AIM. The Board reviewed the services to be provided by AIM under the new advisory agreement, and noted that no material changes in the level or type of services provided under the then-current advisory agreement with INVESCO would occur other than the provision by AIM of certain administrative services if a Fund engages in securities lending.

          . Qualifications of AIM to provide a range of management and administrative services. The Board reviewed the general nature of the non-investment advisory services performed by AIM and its affiliates, such as administrative, transfer agency and distribution services, and the fees received by AIM and its affiliates for performing such services. In addition to reviewing such services, the Board also considered the organizational structure employed by AIM and its affiliates to provide those services. The Board reviewed the proposed elimination from the new advisory agreement of the provision of administrative services to each Fund. The Board also reviewed the new form of Master Administrative Services Agreement, and noted that the overall services to be provided under the then-existing arrangements and under the new Master Administrative Services Agreements are the same, and concluded that the overall accounting and administrative services to be provided by AIM would not change under the combination of the new advisory agreement and the Master Administrative Services Agreement.

          . The performance record of each Fund. The Board reviewed each Fund's performance record and determined that AIM has developed the expertise and resources for managing funds with an investment objective and strategies similar to those of each Fund and is able, therefore, to provide advisory and administrative services to each Fund.

          . Advisory fees and expenses. The Board examined the expense ratio and the level of advisory fees for each Fund under the then-current advisory agreement and compared them with the advisory fees expected to be incurred under the new advisory agreement. The Board concluded that each Fund's projected expense ratio and advisory fees under the new advisory agreement were fair and reasonable in comparison with those of other similar funds (including similar funds advised by AIM) and in light of the investment management services to be provided by AIM under the new advisory agreement. The advisory fees that are being proposed under the new advisory agreement are the same as the advisory fees paid to INVESCO under the then-current advisory agreement, other than the removal of the reimbursement obligation related to services provided to both the Funds and AIM by officers and trustees which is not currently applicable, and the provisions that permit AIM's receipt of fees for providing administrative services in connection with securities lending activities. Such fees would be paid only to the extent that a Fund engages in securities lending. The Board noted that AIM intends to waive its right to receive any fees under the new advisory agreement for the administrative services it provides in connection with securities lending activities. The Board also noted that AIM has agreed to seek the Board's approval prior to its receipt of all or a portion of such fees.

          . The profitability of AIM. The Board reviewed information concerning the profitability of AIM's (and its affiliates') investment advisory and other activities and its financial condition. The Board noted that, except as described above, no changes to the advisory fees were being proposed, other than to permit AIM's receipt of fees for providing services in connection with securities lending, and further noted that AIM intends to waive its right to receive any such fees and has agreed to seek the Board's approval prior to its receipt of all or a portion of such fees. The Board also noted that, in accordance with an exemptive order issued by the SEC, before a Fund may participate in a securities lending program, the Board must approve such participation. In addition, the Board must evaluate the securities lending arrangements annually and determine that it is in the best interests of the shareholders of a Fund to invest in AIM-advised money market funds any cash collateral a Fund receives as security for the borrower's obligation to return the loaned securities. If a Fund invests the cash collateral in AIM-advised money market funds, AIM will receive additional advisory fees from these money market funds, because the invested cash collateral will increase the assets of these funds and AIM receives advisory fees based upon the assets of these funds. The Board noted that the cash collateral relates to assets of a Fund that have already been invested, and the investment of the cash collateral is intended to benefit a Fund by providing it with additional income. The Board also noted that an investment of the cash collateral in an AIM-advised money market fund would have a positive effect on the profitability of AIM.

          . The terms of the new advisory agreement. The Board reviewed the terms of the advisory agreement, including changes being made to clarify or expand non-exclusivity, delegation and liability provisions, to separate administrative services from advisory services and to have AIM assist a Fund if it engages in securities lending. The Board determined that these changes reflect the current environment in which each Fund operates, and that AIM should have the flexibility to operate in that environment.

After considering the above factors, the Board concluded that it is in the best interests of each Fund and its shareholders to approve the new advisory agreement between the Trust and AIM for the Funds. In so doing, they were advised by independent counsel, retained by the Independent Trustees and paid for by Trust, as to the nature of the matters to be considered and the standards to be used in reaching their decision.

The new advisory agreement will become effective November 25, 2003, and will expire, unless renewed, on or before June 30, 2005.

New Investment Sub-Advisory Agreement

Effective November 25, 2003, INVESCO Institutional will provide investment sub-advisory services to the Funds under a Master Sub-Advisory Contract with AIM.

INVESCO Institutional is registered as an investment advisor under the Advisers Act. INVESCO believes it has one of the nation's largest discretionary portfolios of tax-exempt accounts (such as pension and profit sharing funds for corporations and state and local governments). Under the Master Sub-Advisory Contract, Funds will be supervised by investment managers who utilize INVESCO Institutional's facilities for investment research and analysis, review of current economic conditions and trends, and consideration of long-range investment policy matters.

For the services to be rendered by INVESCO Institutional under the Master Sub-Advisory Contract, AIM will pay INVESCO Institutional a fee which will be computed daily and paid as of the last day of each month on the basis of a Fund's daily net asset value, using for each daily calculation the most recently determined net asset value of the Fund. (See "Computation of Net Asset Value.") On an annual basis, the sub-advisory fee will be equal to 0.40% of AIM's compensation of the sub-advised assets per year, for the Funds.

Board Approval of New Sub-Advisory Agreement with AIM and INVESCO Institutional

At the request of AIM and INVESCO Institutional, the Board discussed the approval of the new sub-advisory agreement at an in-person meeting held on August 12-13, 2003. The Independent Trustees also discussed the approval of the new sub-advisory agreement with independent counsel prior to that meeting. In evaluating the new sub-advisory agreement, the Board requested and received information from AIM and INVESCO Institutional to assist in its deliberations.

The Board considered the following factors in determining the reasonableness and fairness of the new sub-advisory agreement between AIM and INVESCO Institutional for each Fund:

     . The range of sub-advisory services provided by INVESCO Institutional. The Board reviewed the services to be provided by INVESCO Institutional under the new sub-advisory agreement, and noted that the level and type of investment advisory services under the new sub-advisory agreement will be comparable to those currently provided by INVESCO under Trust's current advisory agreement with INVESCO.

     . The fees payable to INVESCO Institutional for its services. The Board noted INVESCO Institutional will receive compensation based on that portion of the assets of the Fund that it manages (the sub-advised assets). In addition, the fees paid would be a percentage of the advisory fees that AIM receives on the sub-advised assets. The Board noted that these fees had been agreed to by AIM and INVESCO Institutional, as well as by AMVESCAP, the indirect parent of AIM and INVESCO Institutional. The Board also noted that the proposed changes to the compensation to INVESCO Institutional would have no effect on each Funds, since the fees are payable by AIM.

     . The performance record of each Fund. The Board reviewed the performance record of each Fund and noted that the same portfolio management team will be providing investment advisory services to each Fund under the new sub-advisory agreement. The Board determined that such portfolio management team had provided satisfactory services with respect to each Fund, after considering performance information that it received during the past year from INVESCO.

     . The profitability of INVESCO Institutional. The Board considered information concerning the profitability of INVESCO Institutional's (and its affiliates') investment advisory and other activities and its financial condition. The Board noted that INVESCO Institutional would receive an annual fee equal to a percentage of AIM's compensation on the sub-advised assets. The Board noted that the new sub-advisory fees are less than the advisory fees currently received by INVESCO under the current advisory agreement, but that INVESCO Institutional assured the Board that such reduction would not affect the nature or quality of the services provided by it to a Fund.

     . The terms of the new sub-advisory agreement. The Board reviewed the terms of the new sub-advisory agreement, including the changes discussed above. The Board determined that these changes reflect the current environment in which a Fund operates, and that INVESCO Institutional should have the flexibility to operate in that environment.

After considering the above factors, the Board concluded that it is in the best interests of each Fund and its shareholders to approve the new sub-advisory agreement between AIM and INVESCO Institutional for each Fund. In so doing, they were advised by independent counsel, retained by the Independent Trustees and paid for by Trust, as to the nature of the matters to be considered and the standards to be used in reaching their decision.

The new sub-advisory agreement will become effective on November 25, and will expire, unless renewed, on or before June 30, 2005.

Administrative Services Agreement

As of the date of this SAI, AIM, either directly or through affiliated companies, provides certain administrative, sub-accounting, and recordkeeping services to the Funds pursuant to an Administrative Services Agreement with the Trust.

The Administrative Service Agreement requires AIM to provide the following services to the Funds:

     . such sub-accounting and recordkeeping services and functions as are reasonably necessary for the operation of the Funds; and

     . such sub-accounting, recordkeeping, and administrative services and functions, which may be provided by affiliates of AIM, as are reasonably necessary for the operation of Fund shareholder accounts maintained by certain retirement plans and employee benefit plans for the benefit of participants in such plans.

As full compensation for services provided under the Administrative Services Agreement, each Fund pays a monthly fee to AIM consisting of a base fee of $10,000 per year, plus an additional incremental fee computed daily and paid monthly at an annual rate of 0.045% of the average net assets of each Fund. Effective November 25, 2003, under an Administrative Services Agreement dated as of that date, AIM may perform or arrange for the provision of certain accounting and other administrative services to each Fund which are not required to be performed by AIM under the new advisory agreement. The Administrative Services Agreement provides that it will remain in effect and continue from year to year only if such continuance is specifically approved at least annually by the Board, including the Independent Trustees, by votes cast in person at a meeting called for such purpose. Under the Administrative Services Agreement, AIM is entitled to receive from the Funds reimbursement of its costs or such reasonable compensation as may be approved by the Board. Currently, AIM is reimbursed for the services of the Trust's principal financial officer and her staff, and any expenses related to fund accounting services.

Transfer Agency Agreement

AIM Investment Services, Inc. 11 Greenway Plaza, Suite 100, Houston TX 77046, is the Trusts' transfer agent, dividend disbursing agent, and registrar services for the Funds pursuant to a Transfer Agency Agreement dated November 20, 2003 with the Trust.

The Transfer Agency Agreement provides that each Fund pays AIM an annual fee of $22.50 per shareholder account, or, where applicable, per participant in an omnibus account. This fee is paid monthly at the rate of 1/12 of the annual fee and is based upon the actual number of shareholder accounts and omnibus account participants in each Fund at any time during each month.

Administrative Services and Transfer Agency Fees Paid To INVESCO

Prior to October 1, 2003, INVESCO served as transfer agent to the Funds. INVESCO has delegated its duties as administrator to the Funds to AIM pursuant to an agreement dated August 12, 2003.

During the periods outlined in the table below, the Funds paid the following fees to INVESCO (if applicable, prior to the voluntary absorption of certain Fund expenses by INVESCO). The fees are allocated daily to each class based on the relative proportion of net assets represented by such class. To limit expenses, INVESCO has contractually obligated itself to waive fees and bear expenses through March 31, 2004 that would cause the ratio of expenses to average net assets to exceed 2.10% for Class A shares, 2.75% for each of Class B and Class C shares, and 2.20% for Class K shares. The Advisor is entitled to reimbursement by a class of any fees waived pursuant to this arrangement if such reimbursement does not cause the class to exceed the current expense limitations and the reimbursement is made within three years after INVESCO incurred the expense.

                                                Administrative   Transfer
                                 Advisory       Services         Agency
                                 ------------   --------------   ------------
Investor Class
--------------
Energy Fund
Year Ended March 31, 2003        $  2,050,307   $      132,659   $  1,351,371
Year Ended March 31, 2002           2,929,700          189,667      1,545,053
Year Ended March 31, 2001           2,879,451          186,653      1,075,177
Financial Services Fund
Year Ended March 31, 2003        $  6,122,659   $      426,493   $  3,201,855
Year Ended March 31, 2002           8,297,002          603,780      3,653,571
Year Ended March 31, 2001           8,371,286          609,355      3,592,106
Gold & Precious Metals Fund
Year Ended March 31, 2003        $    835,712   $       59,722   $    640,022
Year Ended March 31, 2002             579,576           44,747        591,845
Year Ended March 31, 2001             540,427           42,425        675,307
Health Sciences Fund
Year Ended March 31, 2003        $  7,222,357   $      515,834   $  4,374,452
Year Ended March 31, 2002          10,066,179          748,431      4,995,833
Year Ended March 31, 2001          11,327,342          854,080      4,932,280
Leisure Fund
Year Ended March 31, 2003        $  4,325,688   $      289,940   $  2,455,246
Year Ended March 31, 2002           4,812,282          322,191      2,223,893
Year Ended March 31, 2001           4,052,866          266,399      1,546,588
Technology Fund
Year Ended March 31, 2003        $  6,450,728   $      493,538   $  7,981,678
Year Ended March 31, 2002          11,221,569          952,220      9,473,575
Year Ended March 31, 2001          19,905,436        1,951,880      7,774,361
Telecommunications Fund
Year Ended March 31, 2003        $  2,278,312   $      167,771   $  5,273,178
Year Ended March 31, 2002           6,059,211          479,920      7,169,676
Year Ended March 31, 2001          15,411,959        1,401,796      6,982,923
Utilities Fund
Year Ended March 31, 2003        $    655,934   $       49,190   $    547,156
Year Ended March 31, 2002           1,271,828           86,184        663,815
Year Ended March 31, 2001           1,866,797          121,963        643,717
Institutional Class
-------------------
Technology Fund
Year Ended March 31, 2003        $  5,032,432   $      384,676   $  1,921,921

Year Ended March 31, 2002           7,741,523          656,870      1,866,951
Year Ended March 31, 2001          14,662,130        1,439,144      1,436,449
Class A
-------
Energy Fund
Year Ended March 31, 2003        $     47,926   $        3,111   $     13,598
Financial Services Fund
Year Ended March 31, 2003        $     20,833   $        1,436   $     10,460
Gold & Precious Metals Fund
Year Ended March 31, 2003        $     11,649   $          832   $     10,637
Health Sciences Fund
Year Ended March 31, 2003        $      9,687   $          688   $      9,750
Leisure Fund
Year Ended March 31, 2003        $    119,744   $        7,971   $     39,891
Technology Fund
Year Ended March 31, 2003        $     12,982   $          976   $      7,798
Telecommunications Fund
Year Ended March 31, 2003        $      5,271   $          390   $      3,544
Utilities Fund
Year Ended March 31, 2003        $      2,533   $          192   $      1,045
Class B
-------
Energy Fund
Year Ended March 31, 2003        $      5,555   $          361   $      2,355
Financial Services Fund
Year Ended March 31, 2003        $      4,450   $          307   $      2,419
Gold & Precious Metals Fund
Year Ended March 31, 2003        $      6,563   $          471   $        898
Health Sciences Fund
Year Ended March 31, 2003        $      2,401   $          170   $      1,618
Leisure Fund
Year Ended March 31, 2003        $     36,036   $        2,397   $     15,848
Technology Fund
Year Ended March 31, 2003        $      1,084   $           81   $        857
Telecommunications Fund
Year Ended March 31, 2003        $         73   $            5   $        131
Utilities Fund
Year Ended March 31, 2003        $      1,296   $           98   $        294

Class C
-------
Energy Fund
Year Ended March 31, 2003        $     75,869   $        4,911   $     51,772
Year Ended March 31, 2002              71,360            4,614         36,128
Year Ended March 31, 2001              28,834            1,873          7,544
Financial Services Fund
Year Ended March 31, 2003        $     85,164   $        5,932   $     66,317
Year Ended March 31, 2002              89,895            6,538         43,206
Year Ended March 31, 2001              40,178            2,948          8,719
Gold & Precious Metals Fund
Year Ended March 31, 2003        $     18,502   $        1,321   $     12,141
Year Ended March 31, 2002               1,690              129          2,548
Year Ended March 31, 2001                  56                4             65
Health Sciences Fund
Year Ended March 31, 2003        $     53,017   $        3,791   $     98,464
Year Ended March 31, 2002              92,387            6,869         68,972
Year Ended March 31, 2001              30,819            2,330         14,710
Leisure Fund
Year Ended March 31, 2003        $    123,328   $        8,252   $     85,622
Year Ended March 31, 2002              66,957            4,491         37,966
Year Ended March 31, 2001              13,858              913          4,604
Technology Fund
Year Ended March 31, 2003        $     47,458   $        3,639   $    136,791
Year Ended March 31, 2002              82,082            6,955        121,293
Year Ended March 31, 2001              58,968            5,691         34,315
Telecommunications Fund
Year Ended March 31, 2003        $     21,116   $        1,555   $     99,233
Year Ended March 31, 2002              67,072            5,268         88,258
Year Ended March 31, 2001              52,776            4,761         30,893
Utilities Fund
Year Ended March 31, 2003        $      7,076   $          530   $     12,459
Year Ended March 31, 2002              16,021            1,087         10,315
Year Ended March 31, 2001               8,377              547          2,420
Class K
-------
Energy Fund
Year Ended March 31, 2003        $      1,034   $           67   $      2,083
Year Ended March 31, 2002                  40                2            274
Period Ended March 31, 2001/1/              3                0              8

Financial Services Fund
Year Ended March 31, 2003        $      7,688   $          533   $      5,226
Year Ended March 31, 2002               2,642              191          1,181
Period Ended March 31, 2001/1/              2                0              8
Health Sciences Fund
Year Ended March 31, 2003        $     13,857   $          988   $     15,184
Year Ended March 31, 2002               7,002              519          4,885
Period Ended March 31, 2001/1/              2                0              7
Leisure Fund
Year Ended March 31, 2003        $    428,717   $       28,689   $    599,451
Period Ended March 31, 2002/2/        101,257            6,857             13
Technology Fund
Year Ended March 31, 2003        $    128,789   $        9,805   $    289,239
Year Ended March 31, 2002              57,321            4,797         20,793
Period Ended March 31, 2001/1/              1                0             13
Telecommunications Fund
Year Ended March 31, 2003        $      4,377   $          323   $     10,612
Year Ended March 31, 2002               2,436              183          2,901
Period Ended March 31, 2001/1/              2                0              7
/1/ For the period December 1, 2000, commencement of operations, through March 31, 2001.
/2/ For the period December 17, 2001, commencement of operations, through March 31, 2002.

Trustees and Officers of the Trust

The overall direction and supervision of the Trust comes from the Board. The Board is responsible for making sure that the Funds' general investment policies and programs are carried out and that the Funds are properly administered.

The officers of the Trust, all of whom are officers and employees of AIM or INVESCO, are responsible for the day-to-day administration of the Trust and the Funds. The officers of the Trust receive no direct compensation from the Trust or the Funds for their services as officers. The Advisor has the primary responsibility for making investment decisions on behalf of the Funds. These investment decisions are reviewed by the investment committee of the Advisor.

The tables below provide information about each of the Trust's trustees and officers. The first table provides information for the Independent Trustees, and the second table provides information for the trustees who are "interested persons" of the Trust as defined in Section 2(a)(19) of the 1940 Act (the "Interested Trustees"). For the Interested Trustees, information about their principal occupations and other directorships reflects their affiliation with the Advisor and its affiliated companies.

Independent Trustees

Name, Address, and Year of     Position(s) Held        Principal Occupation(s)       Number of       Other Directorships
Birth                          With Trust, Term of     During Past Five Years/2/     Funds in Fund   Held by Trustee
                               Office/1/ and Length                                  Complex
                               of Time Served/2/                                     Overseen by
                                                                                     Trustee
Bob R. Baker - 1936            Trustee                 Consultant (2000-present).    95              Director/Trustee of
37 Castle Pines Dr. N.                                 Formerly, President and                       15 of the 17 AIM
Castle Rock, Colorado  80104                           Chief Executive Officer                       Funds and the 10
                                                       (1988-2000) of AMC Cancer                     INVESCO Funds
                                                       Research Center, Denver,
                                                       Colorado;  formerly,
                                                       Chairman of the Board and
                                                       Chief Executive Officer of
                                                       First Columbia Financial
                                                       Corporation

James T. Bunch - 1942          Trustee                 Co-President and Founder      95              Director/Trustee of
3600 Republic Plaza            (2000-present)          of Green, Manning & Bunch                     15 of the 17 AIM
370 Seventeenth Street                                 Ltd., Denver, Colorado                        Funds and the 10
Denver, Colorado  80202                                (1988-present) (investment                    INVESCO Funds
                                                       banking firm); Director,
                                                       Policy Studies, Inc. and
                                                       Van Guilder Insurance
                                                       Corporation; formerly,
                                                       General Counsel and
                                                       Director of Boettcher &
                                                       Co., Denver, Colorado; and
                                                       formerly, Chairman and
                                                       Managing Partner, law firm
                                                       of Davis, Graham & Stubbs,
                                                       Denver, Colorado

Name, Address, and Year of     Position(s) Held        Principal Occupation(s)       Number of       Other Directorships
Birth                          With Trust, Term of     During Past Five Years/2/     Funds in Fund   Held by Trustee
                               Office/1/ and Length                                  Complex
                               of Time Served/2/                                     Overseen by
                                                                                     Trustee
Gerald J. Lewis - 1933         Trustee                 Chairman of Lawsuit           95              General Chemical
701 "B" Street                 (2000-present)          Resolution Services, San                      Group, Inc., Hampdon,
Suite 2100                                             Diego, California                             New Hampshire
San Diego, California  92101                           (1987-present). Formerly,                     (1996-present).
                                                       Associate Justice of the                      Wheelabrator
                                                       California Court of Appeals                   Technologies, Inc.
                                                                                                     (waste management
                                                                                                     company), Fisher
                                                                                                     Scientific, Inc.,
                                                                                                     Henley Manufacturing,
                                                                                                     Inc. (laboratory
                                                                                                     supplies), and
                                                                                                     California Coastal
                                                                                                     Properties, Inc.;
                                                                                                     Director/Trustee of
                                                                                                     15 of the 17 AIM
                                                                                                     Funds and the 10
                                                                                                     INVESCO Funds

Larry Soll, Ph.D. - 1942       Trustee                 Retired.                      95              Director of Synergen
2358 Sunshine Canyon Drive                                                                           since incorporation
Boulder, Colorado  80302                                                                             in 1982; Director of
                                                                                                     Isis Pharmaceuticals,
                                                                                                     Inc.;
                                                                                                     Director/Trustee of
                                                                                                     15 of the 17 AIM
                                                                                                     Funds and the 10
                                                                                                     INVESCO Funds

Frank S. Bayley - 1939         Trustee/3/              Of Counsel, law firm of       103             Badgley Fund, Inc.
11 Greenway Plaza                                      Baker & McKenzie                              (registered
Suite 100                                                                                            investment company);
Houston, Texas  77046                                                                                Director/ Trustee of
                                                                                                     the 17 AIM Funds and
                                                                                                     the 10 INVESCO Funds

Name, Address, and Year of     Position(s) Held        Principal Occupation(s)       Number of       Other Directorships
Birth                          With Trust, Term of     During Past Five Years/2/     Funds in Fund   Held by Trustee
                               Office/1/ and Length                                  Complex
                               of Time Served/2/                                     Overseen by
                                                                                     Trustee
Bruce L. Crockett - 1944       Trustee/3/              Chairman, Crockett            103             ACE Limited
11 Greenway Plaza                                      Technology Associates                         (insurance company);
Suite 100                                              (technology consulting                        and Captaris, Inc.
Houston, Texas  77046                                  company)                                      (unified messaging
                                                                                                     provider); Director/
                                                                                                     Trustee of the 17 AIM
                                                                                                     Funds and the 10
                                                                                                     INVESCO Funds

Albert R. Dowden - 1941        Trustee/3/              Director of a number of       103             Cortland Trust, Inc.
11 Greenway Plaza                                      public and private                            (Chairman)
Suite 100                                              business corporations,                        (registered
Houston, Texas  77046                                  including the Boss Group,                     investment company);
                                                       Ltd. (private investment                      Annuity and Life Re
                                                       and management) and                           (Holdings) Ltd.
                                                       Magellan Insurance                            (insurance company);
                                                       Company; formerly,                            Director/Trustee of
                                                       President Chief Executive                     the 17 AIM Funds and
                                                       Officer and Director,                         the 10 INVESCO Funds
                                                       Volvo Group North America,
                                                       Inc.; Senior Vice
                                                       President, AB Volvo; and
                                                       director of various
                                                       affiliated Volvo companies

Edward K. Dunn, Jr. - 1935     Trustee/3/              Formerly, Chairman,           103             Director/Trustee of
11 Greenway Plaza                                      Mercantile Mortgage Corp.;                    the 17 AIM Funds and
Suite 100                                              President and Chief                           the 10 INVESCO Funds
Houston, Texas  77046                                  Operating Officer,
                                                       Mercantile-Safe Deposit &
                                                       Trust Co.; and President,
                                                       Mercantile Bankshares Corp.

Name, Address, and Year of     Position(s) Held        Principal Occupation(s)       Number of       Other Directorships
Birth                          With Trust, Term of     During Past Five Years/2/     Funds in Fund   Held by Trustee
                               Office/1/ and Length                                  Complex
                               of Time Served/2/                                     Overseen by
                                                                                     Trustee
Jack M. Fields - 1952          Trustee/3/              Chief Executive Officer,      103             Administaff;
11 Greenway Plaza                                      Twenty First Century                          Director/Trustee of
Suite 100                                              Group, Inc. (government                       the 17 AIM Funds and
Houston, Texas  77046                                  affairs company) and                          the 10 INVESCO Funds
                                                       Texana Timber LP

Carl Frischling - 1937         Trustee/3/              Partner, law firm of          103             Cortland Trust, Inc.
11 Greenway Plaza                                      Kramer Levin Nftalis and                      (registered
Suite 100                                              Frankel LLP                                   investment company);
Houston, Texas  77046                                                                                Director/ Trustee of
                                                                                                     the 17 AIM Funds and
                                                                                                     the 10 INVESCO Funds

Prema Mathai-Davis - 1950      Trustee/3/              Formerly, Chief Executive     103             Director/Trustee of
11 Greenway Plaza                                      Officer, YWCA of the USA                      the 17 AIM Funds and
Suite 100                                                                                            the 10 INVESCO Funds
Houston, Texas  77046

Lewis F. Pennock - 1942        Trustee/3/              Partner, law firm of          103             Director/Trustee of
11 Greenway Plaza                                      Pennock & Cooper                              the 17 AIM Funds and
Suite 100                                                                                            the 10 INVESCO Funds
Houston, Texas  77046

Ruth H. Quigley - 1935         Trustee/3/              Retired                       103             Director/Trustee of
11 Greenway Plaza                                                                                    the 17 AIM Funds and
Suite 100                                                                                            the 10 INVESCO Funds
Houston, Texas  77045

Louis S. Sklar - 1939          Trustee/3/              Executive Vice President,     103             Director/Trustee of
11 Greenway Plaza                                      Hines (real estate                            the 17 AIM Funds and
Suite 100                                              development company)                          the 10 INVESCO Funds
Houston, Texas  77045

Interested Trustees and Officers

Mr. Graham is considered an interested person of the Trust because he is a director of AMVESCAP PLC, parent of the advisor to the Trust. Mr. Williamson is considered an interested person of the Trust because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Trust. Mr. Williamson became Executive Vice President of the Trust on March 4, 2003.

Name, Address, and Year        Position(s) Held With   Principal Occupation(s)       Number of       Other Directorships
of Birth                       Trust, Term of          During Past Five Years/2/     Funds in Fund   Held by Trustee
                               Office/1/ and Length                                  Complex
                               of Time Served/2/                                     Overseen by
                                                                                     Trustee
Robert H. Graham - 1946        Trustee, Chairman and   Director and Chairman, A      103             Director/Trustee of
11 Greenway Plaza              President/3/            I M Management Group Inc.                     the 17 AIM Funds and
Suite 100                                              (financial services                           the 10 INVESCO Funds
Houston, Texas  77046                                  holding company);
                                                       Director and Vice
                                                       Chairman, AMVESCAP PLC
                                                       and Chairman of AMVESCAP
                                                       PLC - AIM Division
                                                       (parent of AIM and a
                                                       global investment
                                                       management firm);
                                                       formerly, President and
                                                       Chief Executive Officer,
                                                       A I M Management Group
                                                       Inc.; Director, Chairman,
                                                       and President, A I M
                                                       Advisors, Inc.
                                                       (registered investment
                                                       advisor); Director and
                                                       Chairman, A I M Capital
                                                       Management, Inc.
                                                       (registered investment
                                                       advisor), A I M
                                                       Distributors, Inc.
                                                       (registered broker
                                                       dealer); AIM Investment
                                                       Services, Inc.
                                                       (registered transfer
                                                       agent), and Fund
                                                       Management Company
                                                       (registered broker
                                                       dealer); and Chief
                                                       Executive Officer of
                                                       AMVESCAP PLC - Managed
                                                       Products

Name, Address, and Year        Position(s) Held With   Principal Occupation(s)       Number of       Other Directorships
of Birth                       Trust, Term of          During Past Five Years/2/     Funds in Fund   Held by Trustee
                               Office/1/ and Length                                  Complex
                               of Time Served/2/                                     Overseen by
                                                                                     Trustee
Mark H. Williamson - 1951      Trustee and Executive   Director, President and       116             Director/Trustee of
4350 South Monaco Street       Vice President (since   Chief Executive Officer,                      the 17 AIM Funds and
Denver, Colorado  80237        2003)                   A I M Management Group,                       the 10 INVESCO Funds
                                                       Inc. (financial services
                                                       holding company);
                                                       Director, Chairman and
                                                       President, A I M
                                                       Advisors, Inc.
                                                       (registered investment
                                                       advisor); Director, A I M
                                                       Capital Management, Inc.
                                                       (registered investment
                                                       advisor) and A I M
                                                       Distributors, Inc.
                                                       (registered broker
                                                       dealer); Director and
                                                       Chairman, AIM Investment
                                                       Services, Inc.
                                                       (registered transfer
                                                       agent); and Fund
                                                       Management Company
                                                       (registered broker
                                                       dealer); and Chief
                                                       Executive Officer
                                                       AMVESCAP PLC - AIM
                                                       Division (parent of AIM
                                                       and a global investment
                                                       management firm);
                                                       formerly, Director,
                                                       Chairman, President and
                                                       Chief Executive Officer,
                                                       INVESCO Funds Group, Inc.
                                                       and INVESCO Distributors,
                                                       Inc.; Chief Executive
                                                       Officer, AMVESCAP PLC
                                                       Managed Products;
                                                       Chairman and Chief
                                                       Executive Officer of
                                                       NationsBanc Advisors,
                                                       Inc.; and Chairman of
                                                       NationsBanc Investments,
                                                       Inc.

Name, Address, and Year        Position(s) Held With   Principal Occupation(s)       Number of       Other Directorships
of Birth                       Trust, Term of          During Past Five Years/2/     Funds in Fund   Held by Trustee
                               Office/1/ and Length                                  Complex
                               of Time Served/2/                                     Overseen by
                                                                                     Trustee
                                                                                     Trustee
Raymond R. Cunninghan -        Executive Vice          President (2001-present),     N/A             N/A
1951                           President (since        Chief Executive Officer
                               November 5, 2003)       (2003-present) INVESCO
                                                       Funds Group, Inc.;
                                                       Chairman of the Board
                                                       (2003-present), President
                                                       (2003-present) and Chief
                                                       Executive Officer
                                                       (2003-present) of INVESCO
                                                       Distributors, Inc.;
                                                       Senior Vice President and
                                                       Chief Operating Officer,
                                                       A I M Management Group,
                                                       Inc.; Senior Vice
                                                       President, A I M
                                                       Advisors, Inc. and
                                                       A I M Distributors, Inc.;
                                                       Formerly, President
                                                       (2003), Chief Executive
                                                       Officer (2003) and
                                                       Director (2001-2003) and
                                                       Vice President
                                                       (2001-2002) of 9 INVESCO
                                                       funds; formerly, Chief
                                                       Operating Officer
                                                       (2001-2003) and Senior
                                                       Vice President
                                                       (1999-2002) of INVESCO
                                                       Funds Group, Inc. and
                                                       INVESCO Distributors,
                                                       Inc.; and formerly,
                                                       Senior Vice President of
                                                       GT Global - North America
                                                       (1992-1998)

Kevin M. Carome - 1956         Senior Vice President   Director, Senior Vice         N/A             N/A
11 Greenway Plaza              and Secretary (since    President, Secretary and
Suite 100                      November 5, 2003)       General Counsel, A I M
Houston, Texas  77046                                  Management Group Inc.
                                                       (financial services
                                                       holding company) and
                                                       A I M Advisors, Inc.; and
                                                       Vice President, A I M
                                                       Capital Management, Inc.,
                                                       A I M Distributors, Inc.

Name, Address, and Year        Position(s) Held With   Principal Occupation(s)       Number of       Other Directorships
of Birth                       Trust, Term of          During Past Five Years/2/     Funds in Fund   Held by Trustee
                               Office/1/ and Length                                  Complex
                               of Time Served/2/                                     Overseen by
                                                                                     Trustee
                                                       and AIM Investment
                                                       Services, Inc.; Director,
                                                       Vice President and
                                                       General Counsel, Fund
                                                       Management Company;
                                                       formerly, Senior Vice
                                                       President and General
                                                       counsel, Liberty
                                                       Financial Companies,
                                                       Inc.; and Senior Vice
                                                       President and General
                                                       Counsel, Liberty Funds
                                                       Group LLC

Ronald L. Grooms - 1946        Vice President and      Senior Vice President and     N/A             N/A
4350 South Monaco Street       Assistant Treasurer     Treasurer of INVESCO
Denver, Colorado  80237        (since                  Funds Group, Inc.; and
                               November 5, 2003)       Senior Vice President and
                                                       Treasurer of INVESCO
                                                       Distributors, Inc.
                                                       Formerly, Treasurer and
                                                       Principal Financial and
                                                       Accounting Officer of
                                                       INVESCO Global Health
                                                       Sciences Fund

Gary T. Crum - 1947            Senior Vice President   Director, Chairman and        N/A             N/A
11 Greenway Plaza              (since                  Director of Investments,
Suite 100                      November 5, 2003)       A I M Capital Management,
Houston, Texas  77046                                  Inc.; Director and
                                                       Executive Vice President,
                                                       A I M Management Group
                                                       Inc.; Director and Senior
                                                       Vice President, A I M
                                                       Advisors, Inc.; and
                                                       Director, A I M
                                                       Distributors, Inc. and
                                                       AMVESCAP PLC; formerly,
                                                       Chief Executive Officer
                                                       and President, A I M
                                                       Capital Management, Inc.

Name, Address, and Year        Position(s) Held With   Principal Occupation(s)       Number of       Other Directorships
of Birth                       Trust, Term of          During Past Five Years/2/     Funds in Fund   Held by Trustee
                               Office/1/ and Length                                  Complex
                               of Time Served/2/                                     Overseen by
                                                                                     Trustee
Dana R. Sutton - 1959          Vice President and      Vice President and Fund       N/A             N/A
11 Greenway Plaza              Treasurer (since        Treasurer, A I M
Suite 100                      November 5, 2003)       Advisors, Inc.
Houston, Texas  77046

Stuart W. Coco - 1955          Vice President (since   Managing Director and         N/A             N/A
11 Greenway Plaza              November 5, 2003)       Chief Research Officer -
Suite 100                                              Fixed Income, A I M
Houston, Texas  77046                                  Capital Management, Inc.;
                                                       and Vice President, A I M
                                                       Advisors, Inc.

Melville B. Cox - 1943         Vice President (since   Vice President and Chief      N/A             N/A
11 Greenway Plaza              November 5, 2003)       Compliance Officer,
Suite 100                                              A I M Advisors, Inc. and
Houston, Texas  77046                                  A I M Capital Management,
                                                       Inc.; and Vice President,
                                                       AIM Investment Services,
                                                       Inc.

Edgar M. Larsen - 1940         Vice President (since   Vice President, A I M         N/A             N/A
11 Greenway Plaza              November 5, 2003)       Advisors, Inc.; and
Suite 100                                              President, Chief
Houston, Texas  77046                                  Executive Officer and
                                                       Chief Investment Officer,
                                                       A I M Capital Management,
                                                       Inc.

Karen Dunn Kelley - 1960       Vice President (since   Managing Director and         N/A             N/A
11 Greenway Plaza              November 5, 2003)       Chief Cash Management
Suite 100                                              Officer, A I M Capital
Houston, Texas  77046                                  Management, Inc.;
                                                       Director and President,
                                                       Fund Management
                                                       Company; and Vice
                                                       President, A I M
                                                       Advisors, Inc.

/1/ Each trustee shall hold office until his or her successor shall have been duly chosen and qualified, or until he or she shall have resigned or shall have been removed in the manner provided by law. Each officer shall hold office until the first meeting of the Board after the annual meeting of the shareholders next following his or her election or, if no such annual meeting of the shareholders is held, until the annual meeting of the Board in the year following his or her election, and, until his or her successor is chosen and qualified or until he or she shall have resigned or died, or until he or she shall have been removed as provided in the Trust's bylaws.

/2/ Except as otherwise indicated, each individual has held the position(s) shown with the Trust or Company, as applicable, for at least the last five years.

/3/  Elected as a director of the Company on October 21, 2003.

Board of Trustees Standing Committees

The standing committees of the Board are the Audit Committee, the Investments Committee, the Governance Committee and the Valuation Committee.

The members of the Audit Committee are Bob R. Baker, James T. Bunch, , Edward K. Dunn, Jr. (Chair), Lewis F. Pennock, Larry Soll, Dr. Prema Mathai-Davis and Ruth H Quigley (Vice Chair). The Audit Committee is responsible for: (i) the appointment, compensation and oversight of any independent auditors employed by each Fund (including resolution of disagreements between Fund management and the auditor regarding financial reporting) for the purpose of preparing or issuing an audit report or related work; (ii) overseeing the financial reporting process of each Fund; (iii) monitoring the process and the resulting financial statements prepared by Fund management to promote accuracy of financial reporting and asset valuation; and (iv) pre-approving permissible non-audit services that are provided to each Fund by its independent auditors.

The members of the Investments Committee are Messrs. Baker, Bunch, Dunn, Pennock and Soll, and Frank S. Bayley, Bruce L. Crockett, Albert R. Dowden (Chair), Jack
M. Fields, Carl Frischling, Gerald J. Lewis, Louis S. Sklar and Dr. Mathai-Davis and Miss Quigley. The Investments Committee is responsible for: (i) overseeing AIM's investment-related compliance systems and procedures to ensure their continued adequacy; and (ii) considering and acting, on an interim basis between meetings of the full Board, on investment-related matters requiring Board consideration, including dividends and distributions, brokerage policies and pricing matters.

The members of the Governance Committee are Messrs. Bayley, Crockett (Chair), Dowden, Fields (Vice Chair) Lewis and Sklar. The Governance Committee is responsible for: (i) nominating persons who are not interested persons of the Fund for election or appointment: (a) as additions to the Board, (b) to fill vacancies which, from time to time, may occur in the Board and (c) for election by shareholders of the Fund at meetings called for the election of trustees;
(ii) nominating persons who are not interested persons of the Fund for selection as members of each committee of the Board, including without limitation, the Audit Committee, the Governance Committee, the Investments Committee and the Valuation Committee, and to nominate persons for selection as chair and vice chair of each such committee; (iii) reviewing from time to time the compensation payable to the independent trustees and making recommendations to the Board regarding compensation; (iv) reviewing and evaluating from time to time the functioning of the Board and the various committees of the Board; (v) selecting independent legal counsel to the independent trustees and approving the compensation paid to independent legal counsel; and (vi) approving the compensation paid to independent counsel and other advisers, if any, to the Audit Committee of the Fund.

The Governance Committee will consider nominees recommended by a shareholder to serve as trustees, provided: (i) that such person is a shareholder of record at the time he or she submits such names and is entitled to vote at the meeting of shareholders at which trustees will be elected; and (ii) that the Governance Committee or the Board, as applicable, shall make the final determination of persons to be nominated. Notice procedures set forth in the Trust's bylaws require that any shareholder of a Fund desiring to nominate a trustee for election at a shareholder meeting must submit to the Trust's Secretary the nomination in writing not later than the close of business on the later of the 90/th/ day prior to such shareholder meeting or the tenth day following the day on which public announcement is made of the shareholder meeting and not earlier than the close of business on the 120/th/ day prior to the shareholder meeting.

The members of the Valuation Committee are Messrs. Dunn and Pennock (Chair), and Miss Quigley. The Valuation Committee is responsible for:
(i) periodically reviewing AIM's Procedures for Valuing Securities ("Procedures"), and making any recommendations to AIM with respect thereto;
(ii) reviewing proposed changes to the Procedures recommended by AIM from time to time; (iii) periodically reviewing information provided by AIM regarding industry developments in connection with valuation; (iv) periodically reviewing information from AIM regarding fair value and liquidity determinations made pursuant to the Procedures, and making recommendations to the full Board in connection therewith (whether such information is provided only to the Committee or to the Committee and the full Board simultaneously); and (v) if requested by AIM, assisting AIM's internal valuation committee and/or the full Board in resolving particular valuation anomalies.

The following table provides information regarding the dollar range of equity securities beneficially owned by each trustee in each Fund and in the investment companies in the family of funds comprising the AIM Funds and the INVESCO Funds that are overseen by the trustee, as a whole, as of December 31, 2002:

-----------------------------------------------------------------------------------------------------
Trustee               Dollar Range of Equity Securities                         Aggregate Dollar
                      Owned in Each Fund/1/                                     Range of Equity
                                                                                Securities in All
                                                                                Registered Investment
                                                                                Companies Overseen by
                                                                                the trustee in the
                                                                                AIM Funds and the
                                                                                INVESCO Funds/1/
-----------------------------------------------------------------------------------------------------
INDEPENDENT
TRUSTEES
-----------------------------------------------------------------------------------------------------
Bob R. Baker          INVESCO Energy Fund                   None                Over $100,000
                      INVESCO Financial Services Fund       $1-$10,000
                      INVESCO Gold & Precious Metals Fund   None
                      INVESCO Health Sciences Fund          $50,001-$100,000
                      INVESCO Leisure Fund                  $50,001-$100,000
                      INVESCO Technology Fund               $10,001-$50,000
                      INVESCO Telecommunications Fund       None
                      INVESCO Utilities Fund                $1-$10,000
-----------------------------------------------------------------------------------------------------
James T. Bunch        INVESCO Energy Fund                   $1-$10,000          $50,001-$100,000
                      INVESCO Financial Services Fund       $1-$10,000
                      INVESCO Gold & Precious Metals Fund   $1-$10,000
                      INVESCO Health Sciences Fund          $1-$10,000
                      INVESCO Leisure Fund                  $1-$10,000
                      INVESCO Technology Fund               $1-$10,000
                      INVESCO Telecommunications Fund       $1-$10,000
                      INVESCO Utilities Fund                $1-$10,000
-----------------------------------------------------------------------------------------------------
Gerald J. Lewis       INVESCO Energy Fund                   $1-$10,000          $50,001-$100,000
                      INVESCO Financial Services Fund       $1-$10,000
                      INVESCO Gold & Precious Metals Fund   $1-$10,000
                      INVESCO Health Sciences Fund          $1-$10,000
                      INVESCO Leisure Fund                  $1-$10,000
                      INVESCO Technology Fund               $1-$10,000
                      INVESCO Telecommunications Fund       $1-$10,000
                      INVESCO Utilities Fund                $1-$10,000
-----------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------
Trustee               Dollar Range of Equity Securities                         Aggregate Dollar
                      Owned in Each Fund/1/                                     Range of Equity
                                                                                Securities in All
                                                                                Registered Investment
                                                                                Companies Overseen by
                                                                                the trustee in the
                                                                                AIM Funds and the
                                                                                INVESCO Funds/1/
-----------------------------------------------------------------------------------------------------
Larry Soll            INVESCO Energy Fund                   $50,001-$100,000    Over $100,000
                      INVESCO Financial Services Fund       $10,001-$50,000
                      INVESCO Gold & Precious Metals Fund   $10,001-$50,000
                      INVESCO Health Sciences Fund          $10,001-$50,000
                      INVESCO Leisure Fund                  $10,001-$50,000
                      INVESCO Technology Fund               $10,001-$50,000
                      INVESCO Telecommunications Fund       $1-$10,000
                      INVESCO Utilities Fund                $1-$10,000
-----------------------------------------------------------------------------------------------------
Frank S. Bayley       INVESCO Energy Fund                   None                $10,001-$50,000
                      INVESCO Financial Services Fund       None
                      INVESCO Gold & Precious Metals Fund   None
                      INVESCO Health Sciences Fund          None
                      INVESCO Leisure Fund                  None
                      INVESCO Technology Fund               None
                      INVESCO Telecommunications Fund       None
                      INVESCO Utilities Fund                None
-----------------------------------------------------------------------------------------------------
Bruce L. Crockett     INVESCO Energy Fund                   None                $1-$10,000
                      INVESCO Financial Services Fund       None
                      INVESCO Gold & Precious Metals Fund   None
                      INVESCO Health Sciences Fund          None
                      INVESCO Leisure Fund                  None
                      INVESCO Technology Fund               None
                      INVESCO Telecommunications Fund       None
                      INVESCO Utilities Fund                None
-----------------------------------------------------------------------------------------------------
Albert R. Dowden      INVESCO Energy Fund                   None                $50,001-$100,000
                      INVESCO Financial Services Fund       None
                      INVESCO Gold & Precious Metals Fund   None
                      INVESCO Health Sciences Fund          None
                      INVESCO Leisure Fund                  None
                      INVESCO Technology Fund               None
                      INVESCO Telecommunications Fund       None
                      INVESCO Utilities Fund                None
-----------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------
Trustee               Dollar Range of Equity Securities                         Aggregate Dollar
                      Owned in Each Fund/1/                                     Range of Equity
                                                                                Securities in All
                                                                                Registered Investment
                                                                                Companies Overseen by
                                                                                the trustee in the
                                                                                AIM Funds and the
                                                                                INVESCO Funds/1/
-----------------------------------------------------------------------------------------------------
Edward K. Dunn, Jr.   INVESCO Energy Fund                   None                Over $100,000
                      INVESCO Financial Services Fund       None
                      INVESCO Gold & Precious Metals Fund   None
                      INVESCO Health Sciences Fund          None
                      INVESCO Leisure Fund                  None
                      INVESCO Technology Fund               None
                      INVESCO Telecommunications Fund       None
                      INVESCO Utilities Fund                None
-----------------------------------------------------------------------------------------------------
Jack M. Fields        INVESCO Energy Fund                   None                Over $100,000
                      INVESCO Financial Services Fund       None
                      INVESCO Gold & Precious Metals Fund   None
                      INVESCO Health Sciences Fund          None
                      INVESCO Leisure Fund                  None
                      INVESCO Technology Fund               None
                      INVESCO Telecommunications Fund       None
                      INVESCO Utilities Fund                None
-----------------------------------------------------------------------------------------------------
Carl Frischling       INVESCO Energy Fund                   None                Over $100,000
                      INVESCO Financial Services Fund       None
                      INVESCO Gold & Precious Metals Fund   None
                      INVESCO Health Sciences Fund          None
                      INVESCO Leisure Fund                  None
                      INVESCO Technology Fund               None
                      INVESCO Telecommunications Fund       None
                      INVESCO Utilities Fund                None
-----------------------------------------------------------------------------------------------------
Prema Mathai-Davis    INVESCO Energy Fund                   None                Over $100,000
                      INVESCO Financial Services Fund       None
                      INVESCO Gold & Precious Metals Fund   None
                      INVESCO Health Sciences Fund          None
                      INVESCO Leisure Fund                  None
                      INVESCO Technology Fund               None
                      INVESCO Telecommunications Fund       None
                      INVESCO Utilities Fund                None
-----------------------------------------------------------------------------------------------------
Lewis F. Pennock      INVESCO Energy Fund                   None                $50,001-$100,000
                      INVESCO Financial Services Fund       None
                      INVESCO Gold & Precious Metals Fund   None
                      INVESCO Health Sciences Fund          None
                      INVESCO Leisure Fund                  None
                      INVESCO Technology Fund               None
                      INVESCO Telecommunications Fund       None
                      INVESCO Utilities Fund                None
-----------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------
Trustee               Dollar Range of Equity Securities                         Aggregate Dollar
                      Owned in Each Fund/1/                                     Range of Equity
                                                                                Securities in All
                                                                                Registered Investment
                                                                                Companies Overseen by
                                                                                the trustee in the
                                                                                AIM Funds and the
                                                                                INVESCO Funds/1/
-----------------------------------------------------------------------------------------------------
Ruth H. Quigley       INVESCO Energy Fund                   None                $1-$10,000
                      INVESCO Financial Services Fund       None
                      INVESCO Gold & Precious Metals Fund   None
                      INVESCO Health Sciences Fund          None
                      INVESCO Leisure Fund                  None
                      INVESCO Technology Fund               None
                      INVESCO Telecommunications Fund       None
                      INVESCO Utilities Fund                None
-----------------------------------------------------------------------------------------------------
Louis S. Sklar        INVESCO Energy Fund                   None                Over $100,000
                      INVESCO Financial Services Fund       None
                      INVESCO Gold & Precious Metals Fund   None
                      INVESCO Health Sciences Fund          None
                      INVESCO Leisure Fund                  None
                      INVESCO Technology Fund               None
                      INVESCO Telecommunications Fund       None
                      INVESCO Utilities Fund                None
-----------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES
-----------------------------------------------------------------------------------------------------
Robert H. Graham      INVESCO Energy Fund                   None                Over $100,000
                      INVESCO Financial Services Fund       None
                      INVESCO Gold & Precious Metals Fund   None
                      INVESCO Health Sciences Fund          None
                      INVESCO Leisure Fund                  None
                      INVESCO Technology Fund               None
                      INVESCO Telecommunications Fund       None
                      INVESCO Utilities Fund                None
-----------------------------------------------------------------------------------------------------
Mark H. Williamson    INVESCO Energy Fund                   Over $100,000       Over $100,000
                      INVESCO Financial Services Fund       $50,001-$100,000
                      INVESCO Gold & Precious Metals Fund   None
                      INVESCO Health Sciences Fund          $10,001-$50,000
                      INVESCO Leisure Fund                  $10,001-$50,000
                      INVESCO Technology Fund               None
                      INVESCO Telecommunications Fund       $10,001-$50,000
                      INVESCO Utilities Fund                None
-----------------------------------------------------------------------------------------------------

/1/ All valuations of Fund shares are as of December 31, 2002.

The following table shows the compensation paid by the Company to its independent directors for services rendered in their capacities as directors of the Company for the fiscal year ended March 31, 2003.

In addition, the table sets forth the retirement benefits accrued, estimated benefits upon retirement, and total compensation paid by all of the funds in the AIM Funds and INVESCO Funds complex to these directors and to the current trustees of the Trust for services rendered in their capacities as directors/trustees during the year ended December 31, 2002.

--------------------------------------------------------------------------------------------
                                                                              Total
                                          Retirement        Estimated Annual  Compensation
                                          Benefits Accrued  Benefits Upon     From AIM Funds
                         Aggregate        by AIM Funds      Retirement from   and INVESCO
Name of Person           Compensation     and INVESCO       AIM Funds and     Funds Paid To
and Position             From Company/1/  Funds             INVESCO Funds/3/  Directors /4/
--------------------------------------------------------------------------------------------
Bob R. Baker             $        34,423  $         34,206  $         34,000  $      138,000
--------------------------------------------------------------------------------------------
Fred A. Deering/7/       $        35,698  $         51,147  $         37,000  $      140,500
--------------------------------------------------------------------------------------------
Victor L. Andrews/6/     $        30,503  $         49,212  $         34,000  $      127,500
--------------------------------------------------------------------------------------------
Sueann Ambron/5,6/       $         6,393  $              0  $              0  $            0
--------------------------------------------------------------------------------------------
Lawrence H. Budner/6/    $        29,697  $         49,212  $         34,000  $      121,500
--------------------------------------------------------------------------------------------
James T. Bunch           $        31,203  $              0  $              0  $      124,625
--------------------------------------------------------------------------------------------
Wendy L. Gramm/7/        $             0  $              0  $              0  $       74,875
--------------------------------------------------------------------------------------------
Gerald J. Lewis          $        28,870  $              0  $              0  $      116,500
--------------------------------------------------------------------------------------------
John W. McIntyre/6/      $        31,388  $         49,212  $         34,000  $      124,000
--------------------------------------------------------------------------------------------
Larry Soll               $        31,522  $         22,768  $         34,000  $      126,000
--------------------------------------------------------------------------------------------
Frank S. Bayley/8/                    --  $        142,800  $         90,000  $      150,000
--------------------------------------------------------------------------------------------
Bruce L. Crockett/8/                  --  $         50,132  $         90,000  $      149,000
--------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------
                                                             Estimated Annual Total
                                          Retirement         Benefits Upon    Compensation
                                          Benefits Accrued   Retirement       From AIM Funds
                         Aggregate        by AIM Funds       From AIM Funds   and INVESCO
Name of Person           Compensation     and INVESCO        and INVESCO      Funds Paid To
and Position             From Company/1/  Funds/2/           Funds/3/         Directors /4/
--------------------------------------------------------------------------------------------
Albert R. Dowden/8/                         $       57,955   $        90,000  $      150,000
--------------------------------------------------------------------------------------------
Edward K. Dunn, Jr./8/                      $       94,149   $        90,000  $      149,000
--------------------------------------------------------------------------------------------
Jack M. Fields/8/                           $       29,153   $        90,000  $      153,000
--------------------------------------------------------------------------------------------
Carl Frischling/8/                          $       74,511   $        90,000  $      150,000
--------------------------------------------------------------------------------------------
Prema Mathai-Davis/8/                       $       33,931   $        90,000  $      150,000
--------------------------------------------------------------------------------------------
Lewis F. Pennock/8/                         $       54,802   $        90,000  $      154,000
--------------------------------------------------------------------------------------------
Ruth H. Quigley/8/                          $      142,502   $        90,000  $      153,000
--------------------------------------------------------------------------------------------
Louis S. Sklar/8/                           $       78,500   $        90,000  $      153,000
--------------------------------------------------------------------------------------------

/1/ The vice chairman of the Board, the chairs of the Funds' committees who are independent directors, and the members of the Funds' committees who are independent directors each received compensation for serving in such capacities in addition to the compensation paid to all independent directors.
/2/ Represents estimated benefits accrued with respect to the then current retirement plan and deferred retirement plan account agreement applicable to independent directors of the Company, and not compensation deferred at the election of the directors.
/3/ These amounts represent the estimated annual benefits payable by the AIM Funds and INVESCO Funds upon the directors' retirement, calculated using the then current method of allocating director compensation among the Funds. These estimated benefits assume retirement at age 65 for AIM Funds and at age 72 for INVESCO Funds. With the exception of Dr. Ambron and Messrs. Bunch and Lewis, each of these trustees has served as a director of one or more of the Funds for the minimum five-year period required to be eligible to participate in the then current retirement plan.
/4/ On November 25, 2003, AIM will become investment advisor to the Trust and the other INVESCO Funds. AIM also serves as the investment advisor to the AIM Funds. As of November 25, 2003, the INVESCO Funds and the AIM Funds will be considered one fund complex. As of November 25, 2003, there will be 19 registered investment companies advised by AIM in such complex.
/5/ Dr. Ambron commenced her service as a director of the Company on January 1, 2003.
/6/ Resigned as a director of the Company on October 21, 2003.
/7/ Resigned as a director of the Company on March 31, 2003.
/8/ Messrs. Bayley, Crocket, Dowden, Dunn, Fields, Frischling, Pennock and Sklar, Dr. Mathai-Davis and Miss Quigley were elected as trustees of the Trust on October 21, 2003 and therefore received no compensation from the Company during the year ended December 31, 2002.

Messrs. Graham and Williamson as Interested Trustees of the Trust and the other funds in the AIM Funds and the INVESCO Funds complex, receive compensation as officers or employees of the Advisor or its affiliated companies, and do not receive any trustee's fees or other compensation from the Trust or the other funds in the AIM Funds and the INVESCO Funds complex for their service as trustees.

Prior Retirement Plan and Deferred Retirement Plan Account Agreement of the Company

     The Board of Directors of the Company previously adopted a retirement plan and a form for deferred retirement plan account agreements. Certain of the independent directors of the Company participated either in the Company's retirement plan or account agreement. Upon the effectiveness of the New Retirement Plan (defined below), the independent directors of the Company will cease to accrue benefits under the Company's retirement plan and account agreement. Messrs. Baker and Soll will not receive any additional benefits under the Company's retirement plan or account agreement, but will be entitled to amounts which have been previously funded under the Company's retirement plan or account agreement for their benefit. An affiliate of INVESCO will reimburse the Company for any amounts funded by the Company for Messrs. Baker and Soll under the Company's retirement plan and account agreement.

New Retirement Plan for Trustees

     At a Board meeting on November 6, 2003, the Board formally adopted a new retirement plan (the "New Retirement Plan") for the trustees of the Trust who are not affiliated with the Advisor. The retirement plan includes a retirement policy as well as retirement benefits for Independent Trustees.

     The retirement policy permits each Independent Trustee to serve until December 31 of the year in which the trustee turns 72. A majority of the trustees may extend from time to time the retirement date of a trustee.

     Annual retirement benefits are available to each Independent Trustee of the Trust and/or the other INVESCO Funds and AIM Funds (each, a "Covered Fund") who has at least five years of credited service as a trustee (including service to a predecessor fund) for a Covered Fund. The retirement benefits will equal 75% of the trustee's annual retainer paid or accrued by any Covered Fund to such trustee during the twelve-month period prior to retirement, including the amount of any retainer deferred under a separate deferred compensation agreement between the Covered Fund and the trustee. The annual retirement benefits will be payable in quarterly installments for a number of years equal to the lesser of
(i) ten or (ii) the number of such trustee's credited years of service. A death benefit is also available under the New Retirement Plan that will provide a surviving spouse with a quarterly installment of 50% of a deceased trustee's retirement benefits for the same length of time that the trustee would have received the benefits based on his or her service. A trustee must have attained the age of 65 (55 in the event of death or disability) to receive any retirement benefit.

New Deferred Compensation Agreements

     At a Board meeting on November 6, 2003, the Board formally adopted a new form for deferred compensation agreements ("New Compensation Agreements") pursuant to which a trustee has the option to elect to defer receipt of up to 100% of his or her compensation payable by the Trust, and such amounts are placed into a deferral account. The deferring trustees have the option to select various INVESCO Funds in which all or part of their deferral account will be deemed to be invested. The list of funds may change from time to time and may include AIM Funds in addition to INVESCO Funds. Distributions from the deferring trustees' deferral accounts will be paid in cash, generally in equal quarterly installments over a period of up to ten years (depending on the New Compensation Agreement) beginning on the date selected under the New Compensation Agreement. The Board, in its sole discretion, may accelerate or extend the distribution of such deferral accounts after the deferring trustees' retirement benefits commence under the New Retirement Plan. The Board, in its sole discretion, also may accelerate or extend the distribution of such deferral accounts after the deferring trustee's termination of service as a trustee of the Trust. If a deferring trustee dies prior to the distribution of amounts in his or her deferral account, the balance of the deferral account will be distributed to his or her designated beneficiary. The New Compensation Agreementsa are not funded and, with respect to the payments of amounts held in the deferral accounts, the deferring trustees have the status of unsecured creditors of the Trust and of each other INVESCO Fund or AIM Fund from which they are deferring compensation.

Control Persons and Principal Shareholders

As of November 3, 2003 the following persons owned more than 5% of the outstanding shares of the Funds indicated below. This level of share ownership is considered to be a "principal shareholder" relationship with a Fund under the 1940 Act. Shares that are owned "of record" are held in the name of the person indicated. Shares that are owned "beneficially" are held in another name, but the owner has the full economic benefit of ownership of those shares:

Energy Fund

-------------------------------------------------------------------------------
                                             Basis of Ownership      Percentage
            Name and Address                 (Record/Beneficial)     Owned
-------------------------------------------------------------------------------
Investor Class
-------------------------------------------------------------------------------
Charles Schwab & Co., Inc.                       Beneficial               30.05%
Special Custody Acct for the
Exclusive Benefit of Customers
Attn: Mutual Funds
101 Montgomery Street
San Francisco, CA  94104-4122
-------------------------------------------------------------------------------
National Financial Services Co.                  Beneficial                7.32%
The Exclusive Benefit of Cust
One World Financial Center
200 Liberty Street 5/th/ Fl.
Attn: Kate - Recon
New York, NY  10281-5500
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
                                             Basis of Ownership      Percentage
            Name and Address                 (Record/Beneficial)     Owned
-------------------------------------------------------------------------------
Class A
-------------------------------------------------------------------------------
Charles Schwab & Co., Inc.                       Beneficial               25.08%
Special Custody Acct for the
Exclusive Benefit of Customers
Attn: Mutual Funds
101 Montgomery Street
San Francisco, CA  94104-4122
-------------------------------------------------------------------------------
Merrill Lynch                                    Beneficial               16.60%
Security #97MN6
4800 Deer Lake Drive East
Jacksonville, FL  32246-6486
-------------------------------------------------------------------------------
Prudential Securities Inc.                       Beneficial                7.49%
Acct 910-4U4559-000
Attn: Mutual Funds
1 New York Plaza
New York, NY  10004-1901
-------------------------------------------------------------------------------
UBS Financial Services Inc., FBO                 Beneficial               10.91%
Alan D. Moore
c/o Red Oak Capital
15303 Dallas Parkway
Suite 350, LB-45
Addison, TX  75001-4677
-------------------------------------------------------------------------------
Class B
-------------------------------------------------------------------------------
AMVESCAP National TC                             Beneficial                5.47%
Cust IRA R/O
Jeffrey D. Barrow
17569 Plum Creek TRL
Chagrin Falls, OH  44023-5605
-------------------------------------------------------------------------------
Citigroup Global Markets House                   Beneficial               11.85%
Acct: #00109801250
Attn: Cindy Tempesta
333 West 34/th/ Street 7/th/ Fl.
New York, NY  10001-2402
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
                                             Basis of Ownership      Percentage
            Name and Address                 (Record/Beneficial)     Owned
-------------------------------------------------------------------------------
Merrill Lynch                                    Beneficial                5.02%
Securities #97MN6
4800 Deer Lake Drive East
Jacksonville, FL  32246-6486
-------------------------------------------------------------------------------
Class C
-------------------------------------------------------------------------------
Merrill Lynch                                    Beneficial                6.77%
Security #97MN6
4800 Deer Lake Drive East
Jacksonville, FL  32246-6486
-------------------------------------------------------------------------------
Class K
-------------------------------------------------------------------------------
Capital Bank and Trust Co., TTEE                 Beneficial               16.11%
Pepsi Cola Batavia Bottling Inc.
401K Plan
c/o Plan Premier/FAS Corp
8515 E. Orchard Rd., #2T2
Greenwood Village, CO  80111-5037
-------------------------------------------------------------------------------
Circle Trust Company Cust                        Beneficial               11.02%
GoldK Omnibus Acct
Metro Center
1 Station Place
Stamford, CT  06902-6800
-------------------------------------------------------------------------------
Circle Trust Company Cust                        Beneficial               17.25%
Lynch Anselmo Ott Bryan & Co.
401K Profit Sharing Plan
Metro Center
1 Station Place
Stamford, CT  06902-6800
--------------------------------------------------------------------------------
J.P. Morgan Chase Bank                           Beneficial                8.77%
Deloitte & Touche Profit Sharing
Attn:Angela Ma
3 Metrotech Center   6/th/ fl.
Brooklyn, NY  11246-0001
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------
                                             Basis of Ownership      Percentage
            Name and Address                 (Record/Beneficial)     Owned
-------------------------------------------------------------------------------
MCB Trust Services Cust                          Beneficial                9.11%
Grand Vehicle Works Holdings C
700 17/th/ Street, Suite 300
Denver, CO  80202-3531
--------------------------------------------------------------------------------

Financial Services Fund

-------------------------------------------------------------------------------
                                             Basis of Ownership      Percentage
            Name and Address                 (Record/Beneficial)     Owned
-------------------------------------------------------------------------------
Investor Class
-------------------------------------------------------------------------------
Charles Schwab & Co., Inc.                       Beneficial               32.39%
Special Custody Acct for the
Exclusive Benefit of Customers
Attn: Mutual Funds
101 Montgomery Street
San Francisco, CA  94104-4122
-------------------------------------------------------------------------------
National Financial Services Co.                  Beneficial                5.93%
The Exclusive Benefit of Cust
One World Financial Center
200 Liberty Street 5/th/ Fl.
Attn: Kate - Recon
New York, NY  10281-5500
-------------------------------------------------------------------------------
Class A
-------------------------------------------------------------------------------
Charles Schwab & Co., Inc.                       Beneficial               37.70%
Special Custody Acct for the
Exclusive Benefit of Customers
Attn: Mutual Funds
101 Montgomery Street
San Francisco, CA  94104-4122
-------------------------------------------------------------------------------
Merrill Lynch                                    Beneficial                7.99%
Security #97MN6
4800 Deer Lake Drive East
Jacksonville, FL  32246-6486
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
                                             Basis of Ownership      Percentage
            Name and Address                 (Record/Beneficial)     Owned
-------------------------------------------------------------------------------
TransAmerica Life Ins & Annuity Co.              Beneficial               17.57%
Attn: Daisy Lo
Retirement Services - Separate Acct
P.O. Box 30368
Los Angeles, CA  90030-0368
-------------------------------------------------------------------------------
Class B
-------------------------------------------------------------------------------
Citigroup Global Markets House                   Beneficial               19.72%
Acct: #00109801250
Attn: Cindy Tempesta
333 West 34/th/ Street 7/th/ Fl.
New York, NY  10001-2402
-------------------------------------------------------------------------------
Class C
-------------------------------------------------------------------------------
Merrill Lynch                                    Beneficial               10.94%
Security #97MN6
4800 Deer Lake Drive East
Jacksonville, FL  32246-6486
-------------------------------------------------------------------------------
Class K
-------------------------------------------------------------------------------
Circle Trust Company                             Beneficial               12.58%
Pacific Coast Cabling Inc.
401K PSP
Metro Center
1 Station Place
Stamford, CT  06902-6800
-------------------------------------------------------------------------------
J.P. Morgan Chase Bank                           Beneficial                9.85%
Deloitte & Touche Profit Sharing
3 Metrotech Center   6/th/ fl.
Brooklyn, NY  11246-0001
-------------------------------------------------------------------------------
Saxon & Co.                                      Beneficial               57.56%
FBO 20-01-302-9912426
P.O. Box 7780-1888
Philadelphia, PA  19182-0001
-------------------------------------------------------------------------------

Gold & Precious Metals Fund

-------------------------------------------------------------------------------
                                             Basis of Ownership      Percentage
            Name and Address                 (Record/Beneficial)     Owned
-------------------------------------------------------------------------------
Investors Class
-------------------------------------------------------------------------------
Charles Schwab & Co., Inc.                        Beneficial              21.71%
Special Custody Acct for the
Exclusive Benefit of Customers
Attn: Mutual Funds
101 Montgomery Street
San Francisco, CA  94104-4122
-------------------------------------------------------------------------------
Class A
-------------------------------------------------------------------------------
None                                                 None                  None
-------------------------------------------------------------------------------
Class B
-------------------------------------------------------------------------------
National Investor Services FBO                    Beneficial               5.32%
822-13195-21
55 Water Street, 32/nd/ Fl.
New York, NY  10041-0028
-------------------------------------------------------------------------------
Pershing LLC                                      Beneficial               7.64%
P.O. Box 2052
Jersey City, NJ  07303-2052
-------------------------------------------------------------------------------
Class C
-------------------------------------------------------------------------------
Citigroup Global Markets House                    Beneficial               7.23%
Acct: 00109801250
Attn: Cindy Temesta
333 West 34/th/ Street 7/th/ Fl.
New York, NY  10001-2402
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
                                             Basis of Ownership      Percentage
            Name and Address                 (Record/Beneficial)     Owned
-------------------------------------------------------------------------------
Merrill Lynch                                     Beneficial               6.71%
Security #97MN6
4800 Deer Lake Drive East
Jacksonville, FL  32246-6486
-------------------------------------------------------------------------------
William Heller                                      Record                 5.47%
418 S. Westgate Avenue
Los Angeles, CA  90049-4210
-------------------------------------------------------------------------------

Health Sciences Fund

-------------------------------------------------------------------------------
                                             Basis of Ownership      Percentage
            Name and Address                 (Record/Beneficial)     Owned
-------------------------------------------------------------------------------
Investor Class
-------------------------------------------------------------------------------
Charles Schwab & Co., Inc.                       Beneficial               22.93%
Special Custody Acct for the
Exclusive Benefit of Customers
Attn: Mutual Funds
101 Montgomery Street
San Francisco, CA  94104-4122
-------------------------------------------------------------------------------
National Financial Services Co.                  Beneficial                5.49%
The Exclusive Benefit of Cust
One World Financial Center
200 Liberty Street 5/th/ Fl.
Attn: Kate - Recon
New York, NY  10281-5500
-------------------------------------------------------------------------------
Class A
-------------------------------------------------------------------------------
Charles Schwab & Co., Inc.                       Beneficial               43.63%
Special Custody Acct for the
Exclusive Benefit of Customers
Attn: Mutual Funds
101 Montgomery Street
San Francisco, CA  94104-4122
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
                                             Basis of Ownership      Percentage
            Name and Address                 (Record/Beneficial)     Owned
-------------------------------------------------------------------------------
Prudential Securities Inc.                       Beneficial                7.24%
Acct 910-4U4559-000
Attn: Mutual Funds
1 New York Plaza
New York, NY  10004-1901
-------------------------------------------------------------------------------
Class B
-------------------------------------------------------------------------------
Citigroup Global Markets House                   Beneficial               29.98%
Acct: #00109801250
Attn: Cindy Tempesta
333 West 34/th/ Street 7/th/ Fl.
New York, NY  10001-2402
-------------------------------------------------------------------------------
Class C
-------------------------------------------------------------------------------
None                                                None                   None
-------------------------------------------------------------------------------
Class K
-------------------------------------------------------------------------------
Saxon & Co.                                      Beneficial               68.61%
FBO 20-01-302-9912426
P.O. Box 7780-1888
Philadelphia, PA  19182-0001
-------------------------------------------------------------------------------

Leisure Fund

-------------------------------------------------------------------------------
                                             Basis of Ownership      Percentage
            Name and Address                 (Record/Beneficial)     Owned
-------------------------------------------------------------------------------
Investors Class
-------------------------------------------------------------------------------
Charles Schwab & Co., Inc.                       Beneficial               26.35%
Special Custody Acct for the
Exclusive Benefit of Customers
Attn: Mutual Funds
101 Montgomery Street
San Francisco, CA  94104-4122
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
                                             Basis of Ownership      Percentage
            Name and Address                 (Record/Beneficial)     Owned
-------------------------------------------------------------------------------
National Financial Services Co.                  Beneficial                5.59%
The Exclusive Benefit of Cust
One World Financial Center
200 Liberty Street 5/th/ Fl.
Attn: Kate - Recon
New York, NY  10281-5500
-------------------------------------------------------------------------------
Class A
-------------------------------------------------------------------------------
Charles Schwab & Co., Inc.                       Beneficial               51.18%
Special Custody Acct for the
Exclusive Benefit of Customers
Attn: Mutual Funds
101 Montgomery Street
San Francisco, CA  94104-4122
-------------------------------------------------------------------------------
TransAmerica Life Ins & Annuity Co.              Beneficial                7.53%
Attn: Daisy Lo
Retirement Services - Separate Acct
P.O. Box 30368
Los Angeles, CA  90030-0368
-------------------------------------------------------------------------------
Class B
-------------------------------------------------------------------------------
Citigroup Global Markets House                   Beneficial                7.38%
Acct: #001098012550
Attn: Cindy Tempesta
333 West 34/th/ Street 7/th/ Fl.
New York, NY  10001-2402
-------------------------------------------------------------------------------
Class C
-------------------------------------------------------------------------------
Citigroup Global Markets House                   Beneficial                6.76%
Acct: #001098012550
Attn: Cindy Tempesta
333 West 34/th/ Street 7/th/ Fl.
New York, NY  10001-2402
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
                                             Basis of Ownership      Percentage
            Name and Address                 (Record/Beneficial)     Owned
-------------------------------------------------------------------------------
Merrill Lynch                                    Beneficial                7.16%
Security # 97MN6
4800 Deer Lake Drive East
Jacksonville, FL  32246-6486
-------------------------------------------------------------------------------
Class K
-------------------------------------------------------------------------------
Delaware Charter Guarantee & Trust               Beneficial               93.47%
Principal Financial Group
Attn: RIS NPIO Trade Desk
711 High Street
Des Moines, IA  50392-0001
-------------------------------------------------------------------------------

Technology Fund

-------------------------------------------------------------------------------
                                             Basis of Ownership      Percentage
            Name and Address                 (Record/Beneficial)     Owned
-------------------------------------------------------------------------------
Investor Class
-------------------------------------------------------------------------------
Charles Schwab & Co., Inc.                       Beneficial               24.40%
Special Custody Acct for the
Exclusive Benefit of Customers
Attn: Mutual Funds
101 Montgomery Street
San Francisco, CA  94104-4122
-------------------------------------------------------------------------------
Institutional Class
-------------------------------------------------------------------------------
State Street Global ADV Tr                       Beneficial               99.99%
Boeing Company Master Trust
105 Rosemont Avenue   WES1N
Westwood, MA  02090-2318
-------------------------------------------------------------------------------
Class A
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
                                             Basis of Ownership      Percentage
            Name and Address                 (Record/Beneficial)     Owned
-------------------------------------------------------------------------------
FTC & Co.                                        Beneficial                6.02%
Attn: #00022
Datalynx
P.O. Box 173736
Denver, CO  80217-3736
-------------------------------------------------------------------------------
TransAmerica Life Ins & Annuity Co.              Beneficial               79.71%
Attn: Daisy Lo
Retirement Services - Separate Acct
P.O. Box 30368
Los Angeles, CA  90030-0368
-------------------------------------------------------------------------------
Class B
-------------------------------------------------------------------------------
American Enterprise Investment Services          Beneficial                6.07%
FBO 137322501
P.O. Box 9446
Minneapolis, MN  55440-9446
-------------------------------------------------------------------------------
Citigroup Global Markets House                   Beneficial               26.20%
Acct: #00109801250
Attn: Cindy Tempesta
333 West 34/th/ Street 7/th/ Fl.
New York, NY  10001-2402
-------------------------------------------------------------------------------
FISER V Securities Inc.                          Beneficial                5.91%
FAO 10594500
Attn: Mutual Funds
One Commerce Square
2005 Market St., Ste. 1200
Philadelphia, PA  19103-7008
-------------------------------------------------------------------------------
Class C
-------------------------------------------------------------------------------
None                                                None                   None
-------------------------------------------------------------------------------
Class K
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
                                             Basis of Ownership      Percentage
            Name and Address                 (Record/Beneficial)     Owned
-------------------------------------------------------------------------------
Merrill Lynch                                    Beneficial                5.74%
Security #97MN6
4800 Deer Lake Drive East
Jacksonville, FL  32246-6486
-------------------------------------------------------------------------------
Mid-Atlantic Capital Co.                         Beneficial                6.96%
Investors Bank & Trust Co.
FBO Various Retirement Plans
4 Manhattanville Road
Purchase, NY  10577-2139
-------------------------------------------------------------------------------
Saxon & Co.                                      Beneficial               70.85%
FBO 20-01-302-9912426
P.O. Box 7780-1888
Philadelphia, PA  19182-0001
-------------------------------------------------------------------------------
UMB Bank NA                                      Beneficial                5.40%
Fiduciary for Various Tax
1 SW Security Benefit Place
Topeka, KS  66636-0001
-------------------------------------------------------------------------------

Telecommunications Fund

-------------------------------------------------------------------------------
                                             Basis of Ownership      Percentage
            Name and Address                 (Record/Beneficial)     Owned
-------------------------------------------------------------------------------
Investor Class
-------------------------------------------------------------------------------
None                                                None                   None
-------------------------------------------------------------------------------
Class A
-------------------------------------------------------------------------------
Charles Schwab & Co., Inc.                       Beneficial               33.95%
Special Custody Acct for the
Exclusive Benefit of Customers
Attn: Mutual Funds
101 Montgomery Street
San Francisco, CA  94104-4122
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
                                             Basis of Ownership      Percentage
            Name and Address                 (Record/Beneficial)     Owned
-------------------------------------------------------------------------------
First Clearing Co.                               Beneficial               11.39%
A/C 6475-5032
Gilbert T. Orozco IRA
FCC As Custodian
2612 Courtside Lane
Plano, TX  75093-3853
-------------------------------------------------------------------------------
Prudential Securities Inc.                       Beneficial                5.99%
For the Exclusive Benefit of
Customer -PC
1 New York Plaza
New York, NY  10004-1901
-------------------------------------------------------------------------------
Security Trust Co. Cust                          Beneficial               13.65%
McGuire Cadillac Savings & Investment Plan
2390 E. Camelback Road, Suite 240
Phoenix, AZ  85016-3474
-------------------------------------------------------------------------------
Class B
-------------------------------------------------------------------------------
A.G. Edwards & Sons Inc. Cust                    Beneficial               13.07%
FBO Samuel Roman IRA R/O
555 Green Hill Road
Madison, CT  06443-2407
-------------------------------------------------------------------------------
A.G. Edwards & Sons, Inc., CUST                  Beneficial                7.55%
FBO Wayne Mayo IRA R/O
164 Chestnut Street
Bristol, CT  06010-6226
-------------------------------------------------------------------------------
American Enterpriser Investment Service          Beneficial               12.24%
FBO 146005061
P.O. Box 9446
Minneapolis, MN  55440-9446
-------------------------------------------------------------------------------
NFSC FEBO # OKS-809233                           Beneficial               12.49%
NFS/FMTC SEP IRA
FBO Michael W. Mulcahy
19322 Araglin Court
Strongville, OH  44149-0958
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
                                             Basis of Ownership      Percentage
            Name and Address                 (Record/Beneficial)     Owned
-------------------------------------------------------------------------------
NFSC FEBO # STL-534951                           Beneficial               34.58%
NFS/FMTC Rollover IRA
FBO Michael W. Mulcahy
19322 Araglin Court
Strongville, OH  44149-0958
-------------------------------------------------------------------------------
Pershing LLC                                     Beneficial                5.52%
P.O. Box 2052
Jersey City, NJ  07303-2052
-------------------------------------------------------------------------------
Class C
-------------------------------------------------------------------------------
None                                                None                   None
-------------------------------------------------------------------------------
Class K
-------------------------------------------------------------------------------
Circle Trust Company                             Beneficial                8.20%
Pacific Coast Cabling Inc.
401K PSP
Metro Center
1 Station Place
Stamford, CT  06902-6800
-------------------------------------------------------------------------------
J.P. Morgan Chase Bank                           Beneficial                9.54%
Deloitte & Touche Profit Sharing
Attn: Angela Ma
3 Metrotech Center   6/th/ fl.
Brooklyn, NY  11246-0001
-------------------------------------------------------------------------------
NFSC FEBO # A7D-632767                           Beneficial               11.34%
NFS/FMTC R/O IRA
FBO Leo J. McHale
49 Manchester Way
Pinebrook, NJ  07058-9553
-------------------------------------------------------------------------------
Saxon & Co.                                      Beneficial               60.24%
FBO 20-01-302-9912426
P.O. Box 7780-1888
Philadelphia, PA  19182-0001
-------------------------------------------------------------------------------

Utilities Fund

-------------------------------------------------------------------------------
                                             Basis of Ownership      Percentage
            Name and Address                 (Record/Beneficial)     Owned
-------------------------------------------------------------------------------
Investor Class
-------------------------------------------------------------------------------
Charles Schwab & Co., Inc.                       Beneficial               33.50%
Special Custody Acct for the
Exclusive Benefit of Customers
Attn: Mutual Funds
101 Montgomery Street
San Francisco, CA  94104-4122
-------------------------------------------------------------------------------
Class A
-------------------------------------------------------------------------------
Charles Schwab & Co., Inc.                       Beneficial                8.22%
Special Custody Acct for the
Exclusive Benefit of Customers
Attn: Mutual Funds
101 Montgomery Street
San Francisco, CA  94104-4122
-------------------------------------------------------------------------------
First Clearing LLC                               Beneficial                8.02%
A/C 4742-6880
Key Drug Co. Defined Benefit
Pension Plan Dated 3-28-95
David Kasen & Kasen Kasen TTEE
770 S. Vermont Avenue
-------------------------------------------------------------------------------
Prudential Securities Inc.                       Beneficial               59.33%
Acct 910-4U4559-000
Attn: Mutual Funds
1 New York Plaza
New York, NY  10004-1901
-------------------------------------------------------------------------------
Class B
-------------------------------------------------------------------------------
First Clearing Co.                               Beneficial               37.14%
A/C 4054-9678
Edward J. Harper II IRA
FCC Cust
P.O. Box 527
Greensville, NC  27835-0527
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
                                             Basis of Ownership      Percentage
            Name and Address                 (Record/Beneficial)     Owned
-------------------------------------------------------------------------------
UBS Financial Services Inc.                      Beneficial                7.50%
Robert T. Harmon & Nancy Harmon /JTWROS
14 Schindler Court
Chatham, NJ  07928-1938
-------------------------------------------------------------------------------
UBS Financial Services Inc.                      Beneficial                9.38%
Theresa Hampl
136 Randolph Avenue
Dumont, NJ  07628-1927
-------------------------------------------------------------------------------
UBS Financial Services Inc., FBO                 Beneficial                7.02%
UBS-FINSVC CDN FBO
Federick P. Schmit
P.O. Box 3321
WeeHawken, NJ  07086-8154
-------------------------------------------------------------------------------
UBS Financial Services Inc., FBO                 Beneficial                9.82%
Eileen Gehring
15 Macopin Court
Livingston, NJ  07039-2948
-------------------------------------------------------------------------------
UBS Financial Services Inc., FBO                 Beneficial                8.15%
Bernard Newman & Kerry Newman
& Abby Salter & Ilana Levitt
Survivorship
5107 Del Monte Dr., Apt. 18
Houston, TX  77056-4331
-------------------------------------------------------------------------------
Class C
-------------------------------------------------------------------------------
None                                                None                   None
-------------------------------------------------------------------------------

As of November 3, 2003, officers and trustees of the Trust, as a group, beneficially owned less than 1% of any Fund's outstanding shares.

Distributor

A I M Distributors, Inc. ("ADI") is the distributor of the Funds. ADI bears all expenses, including the cost of printing and distributing prospectuses, incident to marketing of the Funds' shares, except for such distribution expenses as are paid out of Fund assets under the Trust's

Plans of Distribution (each individually a "Plan" and collectively, the "Plans"), which have been adopted by each Fund pursuant to Rule 12b-1 under the 1940 Act. Prior to July 1, 2003, INVESCO Distributors, Inc. ("IDI") was the distributor of the Funds.

Investor Class. The Trust has adopted an Amended and Restated Master Plan and Agreement of Distribution - Investor Class (the "Investor Class Plan") with respect to Investor Class shares, which provides that the Investor Class shares of each Fund will make monthly payments to ADI computed at an annual rate no greater than 0.25% of average net assets attributable to Investor Class shares. These payments permit ADI, at its discretion, to engage in certain activities and provide services in connection with the distribution of a Fund's Investor Class shares to investors. Payments by a Fund under the Investor Class Plan, for any month, may be made to compensate ADI for permissible activities engaged in and services provided.

Class A. The Trust has adopted an Amended and Restated Master Distribution Plan
- Class A pursuant to Rule 12b-1 under the 1940 Act relating to the Class A shares of the Funds (the "Class A Plan").

The Class A Plan is designed to compensate ADI, on a monthly basis, for certain promotional and other sales-related costs, and to implement a dealer incentive program which provides for periodic payments to financial intermediaries who furnish continuing personal shareholder services to their customers who purchase and own Class A shares of the Funds. Payment can also be directed by ADI to financial intermediaries that have entered into service agreements with respect to Class A shares of the Funds and that provide continuing personal services to their customers who own Class A shares of the Funds. The service fees payable to financial intermediaries are calculated at the annual rate of 0.25% of the average daily net asset value of those Fund shares that are held in such financial intermediaries' customers' accounts.

Of the aggregate amount payable under the Class A Plan, payments to financial intermediaries that provide continuing personal shareholder services to their customers who purchase and own Class A shares of the Funds, in amounts up to 0.25% of the average daily net assets of the Class A shares of each Fund attributable to the customers of such financial intermediaries, are characterized as service fees. Payments to financial intermediaries in excess of such amount and payments to ADI would be characterized as an asset-based sales charge pursuant to the Class A Plan. The Class A Plan also imposes a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by the Trust with respect to the Class A shares of a Fund.

Except for the INVESCO Utilities Fund-Class A ("Utilities Fund"), under the Class A Plan, Class A shares of the Funds pay compensation to ADI at an annual rate of 0.35% per annum of the average daily net assets attributable to Class A shares for the purpose of financing any activity which is primarily intended to result in the sale of Class A shares. During any period in which a Fund is closed due to high asset levels, the Class A shares of the Fund will reduce this payment of 0.35% to 0.25% per annum.

For the Utilities Fund, the Trust under the Class A Plan pays compensation to ADI at an annual rate of 0.25% per annum of the average daily net assets attributable to the Utilities Fund for the purpose of financing any activity which primarily intended to result in the sale of Class A.

Class B. The Trust has adopted an Amended and Restated Master Distribution Plan
- Class B pursuant to Rule 12b-1 under the 1940 Act relating to Class B shares of the Funds (the "Class B

Plan"). Under the Class B Plan, Class B shares of the Funds pay compensation monthly to ADI at an annual rate of 1.00% per annum of the average daily net assets attributable to Class B shares for the purpose of financing any activity which is primarily intended to result in the sale of Class B shares. Of such amount, each Fund pays a service fee of 0.25% of the average daily net assets attributable to Class B shares to selected financial intermediaries that have entered into service agreements with respect to Class B shares of the Funds and that provide continuing personal shareholder services to their customers who purchase and own Class B shares. The Class B Plan also imposes a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by the Trust with respect to the Class B shares of a Fund.

The Class B Plan may obligate the Class B shares to continue to make payments to ADI following termination of the Class B Plan with respect to Class B shares sold by or attributable to the distribution efforts of ADI or its predecessor unless there has been a complete termination of the Class B Plan (as defined in such Plan). Additionally, the Class B Plan expressly authorizes ADI to assign, transfer, or pledge its rights to payments pursuant to the Class B Plan. The contingent deferred sales charge (CDSC) on Class B shares will continue to be applicable even in the event of a complete termination of the Class B Plan (as defined in such Plan).

Class C. The Trust has adopted an Amended and Restated Master Distribution Plan
- Class C pursuant to Rule 12b-1 under the 1940 Act relating to the Class C shares of the Funds (the "Class C Plan"). Under the Class C Plan, Class C shares of the Funds pay compensation monthly to ADI at an annual rate of 1.00% per annum of the average daily net assets attributable to Class C shares for the purpose of financing any activity which is primarily intended to result in the sale of Class C shares. The Class C Plan is designed to compensate ADI for certain promotional and other sales-related costs, and to implement a financial intermediary incentive program which provides for periodic payments to selected financial intermediaries that have entered onto service agreements and furnish continuing personal shareholder services to their customers who purchase and own Class C shares of a Fund.

Of the aggregate amount payable under the Class C Plan, payments to financial intermediaries that provide continuing personal shareholder services to their customers who purchase and own Class C shares of a Fund, in amounts of up to 0.25% of the average daily net assets of the Class C shares of the Fund attributable to the customers of such financial intermediaries, are characterized as a service fee. Payments to financial intermediaries in excess of such amount and payments to ADI would be characterized as an asset-based sales charge pursuant to the Class C Plan. The Class C Plan also imposes a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by the Trust with respect to the Class C shares.

ADI may pay sales commissions to financial intermediaries that sell Class C shares of the Funds at the time of such sales. Payments with respect to Class C shares will equal 1.00% of the purchase price of the Class C shares sold or serviced by the financial intermediary, and will consist of an asset-based sales charge of 0.75% of the purchase price of Class C shares sold plus an advance of the first year service fee of 0.25% with respect to such shares. ADI will retain all payments received by it relating to Class C shares for the first thirteen months after they are purchased. The portion of the payments to ADI under the Class C Plan which constitutes an asset-based sales charge (0.75%) is intended in part to permit ADI to recoup a portion of on-going sales commissions to financial intermediaries plus financing costs, if any. After the first thirteen months, ADI will make such payments quarterly to financial intermediaries based on the average net asset value of Class C shares which are attributable to shareholders for whom the financial intermediaries are designated as dealers of record. These commissions are not paid on sales to investors who may not be subject to payment of the CDSC and in circumstances where ADI grants an exemption on particular transactions. Should the financial intermediary elect to waive the asset-based sales charge, the 12b-1 fees will begin to be paid by ADI to the financial intermediary immediately.

Class K (Energy, Financial Services, Health Sciences, Leisure, Technology, and Telecommunications Funds). The Trust has adopted an Amended and Restated Master Distribution Plan - Class K pursuant to Rule 12b-1 under the 1940 Act relating to Class K shares (the "Class K Plan"). Under the Class K Plan, Class K shares of the Funds pay compensation monthly to ADI at an annual rate of 0.45% of average net assets attributable to Class K shares for the purpose of financing any activity which is primarily intended to result in the sale of Class K shares. The Class K Plan is designed to compensate ADI for certain promotional and other sales-related costs, and to implement a financial intermediary incentive program which provides for periodic payments to selected financial intermediaries that have entered into service agreements and furnish continuing personal shareholder services to their customers who purchase and own Class K shares of a Fund.

Of the aggregate amount payable under the Class K Plan, payments to financial intermediaries that provide continuing personal shareholder services to their customers who purchase and own Class K shares of a Fund may be characterized as a service fee.

All Plans. Activities appropriate for financing under the Plans include, but are not limited to, the following: printing of prospectuses and statements of additional information and reports for other than existing shareholders; preparation and distribution of advertising material and sales literature; expenses of organizing and conducting sales seminars; and supplemental payments to financial intermediaries such as asset-based sales charges or as payments of service fees under shareholder service arrangements.

A significant expenditure under the Plans is compensation paid to financial intermediaries, which may include INVESCO- or AIM-affiliated companies, in order to obtain various distribution-related and/or administrative services for the Funds. Each Fund is authorized by a Plan to use its assets to finance the payments made to obtain those services from selected financial intermediaries which may enter into agreements with ADI. Payments will be made by ADI to financial intermediaries who sell shares of a Fund and may be made to banks, savings and loan associations, and other depository institutions ("Banks"). Although the Glass-Steagall Act and the various rules and regulations promulgated thereunder limit the ability of certain Banks to act as underwriters of mutual fund shares, the Advisor does not believe that these limitations would affect the ability of such Banks to enter into arrangements with ADI at this time, although ADI can give no assurance in this regard. To the extent it is determined otherwise in the future, arrangements with Banks might have to be modified or terminated, and, in that case, the size of the Funds possibly could decrease to the extent that the Banks would no longer invest customer assets in the Funds. Neither the Trust nor its investment advisor will give any preference to Banks which enter into such arrangements when selecting investments to be made by a Fund.

ADI is the distributor of the Funds. Prior to July 1, 2003, IDI was the distributor of the Funds and as such the Funds made payments to IDI, the Funds' former distributor, under the Investor

Class, Class A, Class B, Class C and, if applicable, Class K Plans during the fiscal year ended March 31, 2003 in the following amounts:

Fund                          Investor Class      Class A        Class B        Class C        Class K
---------------------------   --------------   ------------   ------------   ------------   ------------
Energy Fund                   $      710,505   $     19,438   $      6,195   $    102,870   $        526
Financial Services Fund       $    2,428,349   $      9,547   $      5,826   $    134,199   $      5,109
Gold & Precious Metals Fund   $      279,306   $      4,965   $      6,902   $     22,606            N/A/1/
Health Sciences Fund          $    2,942,165   $      4,556   $      3,194   $     89,870   $      9,856
Leisure Fund                  $    1,625,603   $     52,465   $     44,957   $    176,639   $    277,058

Fund                          Investor Class      Class A        Class B        Class C        Class K
---------------------------   --------------   ------------   ------------   ------------   ------------
Technology Fund               $    2,923,222   $      6,303   $      1,332   $     88,805   $     98,700
Telecommunications Fund       $      948,389   $      2,727   $         99   $     37,403   $      3,117
Utilities Fund                $      230,252   $      1,046   $      1,559   $     10,094            N/A/1/

/1/ Class K shares are not offered.

In addition, as of the fiscal year ended March 31, 2003 the following distribution accruals had been incurred by the Funds and will be paid during the fiscal year ended March 31, 2004:

Fund                          Investor Class      Class A        Class B        Class C        Class K
---------------------------   --------------   ------------   ------------   ------------   ------------
Energy Fund                   $       46,874   $      2,770   $      1,144   $      7,741   $        100
Financial Services Fund       $      147,069   $      1,253   $        764   $      8,177   $        465
Gold & Precious Metals Fund   $       19,287   $        422   $      1,738   $      2,309            N/A/1/
Health Sciences Fund          $      185,484   $        577   $        467   $      5,182   $        737
Leisure Fund                  $      105,106   $      7,193   $      6,290   $     14,074   $     23,460
Technology Fund               $      174,578   $      1,194   $        423   $      4,925   $      8,100
Telecommunications Fund       $       55,275   $        110   $         12   $      2,258   $        248
Utilities Fund                $       14,474   $        121   $        157   $        546            N/A/1/

/1/ Class K shares are not offered.

For the fiscal year ended March 31, 2003, allocation of 12b-1 amounts paid by the Funds for the following categories of expenses were:

                              Investor Class      Class A        Class B        Class C        Class K
                              --------------   ------------   ------------   ------------   ------------
Energy Fund
Advertising                   $           58   $          0   $          0   $          0   $          0
Sales literature, printing,
 and postage                  $       55,708   $          0   $          0   $          0   $          0
Public Relations/Promotion    $       68,082   $          0   $          0   $          0   $          0
Compensation to securities
 dealers and other
 organizations                $      375,807   $     19,438   $      6,195   $    102,870   $        526
Marketing personnel           $      210,850   $          0   $          0   $          0   $          0

Fund                          Investor Class      Class A        Class B        Class C        Class K
---------------------------   --------------   ------------   ------------   ------------   ------------
Financial Services Fund
Advertising                   $          223   $          0   $          0   $          0   $          0
Sales literature, printing,
 and postage                  $      170,544   $          0   $          0   $          0   $          0
Public Relations/Promotion    $      246,041   $          0   $          0   $          0   $          0
Compensation to securities
 dealers and other
 organizations                $    1,243,518   $      9,547   $      5,826   $    134,199   $      5,109
Marketing personnel           $      768,023   $          0   $          0   $          0   $          0

Gold & Precious Metals Fund
Advertising                   $           32   $          0   $          0   $          0            N/A/1/
Sales literature, printing,
 and postage                  $       35,454   $          0   $          0   $          0            N/A/1/
Public Relations/Promotion    $       36,978   $          0   $          0   $          0            N/A/1/
Compensation to securities
 dealers and other
 organizations                $       86,179   $      4,965   $      6,902   $     22,606            N/A/1/
Marketing personnel           $      120,663   $          0   $          0   $          0            N/A/1/

Health Sciences Fund
Advertising                   $          291   $          0   $          0   $          0   $          0
Sales literature, printing,
 and postage                  $      225,321   $          0   $          0   $          0   $          0
Public Relations/Promotion    $      326,062   $          0   $          0   $          0   $          0
Compensation to securities
 dealers and other
 organizations                $    1,370,151   $      4,556   $      3,194   $     89,870   $      9,856
Marketing personnel           $    1,020,340   $          0   $          0   $          0   $          0

Leisure Fund
Advertising                   $          154   $          0   $          0   $          0   $          0
Sales literature, printing,
 and postage                  $      122,412   $          0   $          0   $          0   $          0
Public Relations/Promotion    $      162,199   $          0   $          0   $          0   $          0
Compensation to securities
 dealers and other
 organizations                $      830,348   $     52,465   $     44,957   $    176,639   $    277,058
Marketing personnel           $      510,490   $          0   $          0   $          0   $          0

Fund                          Investor Class      Class A        Class B        Class C        Class K
---------------------------   --------------   ------------   ------------   ------------   ------------
Technology Fund
Advertising                   $          291   $          0   $          0   $          0   $          0
Sales literature, printing,
 and postage                  $      205,397   $          0   $          0   $          0   $          0
Public Relations/Promotion    $      314,573   $          0   $          0   $          0   $          0
Compensation to securities
 dealers and other
 organizations                $    1,446,121   $      6,303   $      1,332   $     88,805   $     98,700
Marketing personnel           $      956,840   $          0   $          0   $          0   $          0

Telecommunications Fund
Advertising                   $          107   $          0   $          0   $          0   $          0
Sales literature, printing,
 and postage                  $       77,422   $          0   $          0   $          0   $          0
Public Relations/Promotion    $      115,467   $          0   $          0   $          0   $          0
Compensation to securities
 dealers and other
 organizations                $      403,177   $      2,727   $         99   $     37,403   $      3,117
Marketing personnel           $      352,216   $          0   $          0   $          0   $          0

Utilities Fund
Advertising                   $           23   $          0   $          0   $          0            N/A/1/
Sales literature, printing,
 and postage                  $       18,628   $          0   $          0   $          0            N/A/1/
Public Relations/Promotion    $       26,436   $          0   $          0   $          0            N/A/1/
Compensation to securities
 dealers and other
 organizations                $      103,183   $      1,046   $      1,559   $     10,094            N/A/1/
Marketing personnel           $       81,982   $          0   $          0   $          0            N/A/1/

/1/ Class K shares are not offered.
The services which are provided by securities dealers and other organizations may vary by financial intermediary but include, among other things, processing new shareholder account applications, preparing and transmitting to the Trust's Transfer Agent computer-processable tapes of all Fund transactions by customers, serving as the primary source of information to customers in answering questions concerning the Funds, and assisting in other customer transactions with the Funds.

The Plans provide that they shall continue in effect with respect to each Fund as long as such continuance is approved at least annually by the vote of the Board cast in person at a meeting called for the purpose of voting on such continuance, including the vote of a majority of the Independent Trustees. A Plan can be terminated at any time by a Fund, without penalty, if a majority of the Independent Trustees, or shareholders of the relevant class of shares of the Fund, vote to terminate a Plan. Unless a complete termination of the Class B Plan (as defined in such Plan) occurs, Class B shares will continue to make payments to ADI with respect to Class B Shares sold by or attributable to the distribution efforts of ADI or its predecessor. The Trust may, in its absolute discretion, suspend, discontinue, or limit the offering of its shares at any time. In determining whether any such action should be taken, the Board intends to consider all relevant factors including, without limitation, the size of a Fund, the investment climate for a Fund, general market conditions, and the volume of sales and redemptions of a Fund's shares. The

Plans may continue in effect and payments may be made under a Plan following any temporary suspension or limitation of the offering of Fund shares; however, the Trust is not contractually obligated to continue a Plan for any particular period of time. Suspension of the offering of a Fund's shares would not, of course, affect a shareholder's ability to redeem his or her shares.

So long as the Plans are in effect, the selection and nomination of persons to serve as Independent Trustees of the Trust shall be committed to the Independent Trustees then in office at the time of such selection or nomination. The Plans may not be amended to increase the amount of a Fund's payments under a Plan without approval of the shareholders of that Fund's respective class of shares, and all material amendments to a Plan must be approved by the Board, including a majority of the Independent Trustees. Under the agreement implementing the Plans, ADI or a Fund, the latter by vote of a majority of the Independent Trustees, or a majority of the holders of the relevant class of a Fund's outstanding voting securities, may terminate such agreement without penalty upon thirty days' written notice to the other party.

To the extent that a Plan constitutes a plan of distribution adopted pursuant to Rule 12b-1 under the 1940 Act, it shall remain in effect as such, so as to authorize the use of Fund assets in the amounts and for the purposes set forth therein, notwithstanding the occurrence of an assignment, as defined by the 1940 Act, and rules thereunder. To the extent it constitutes an agreement pursuant to a plan, a Fund's obligation to make payments to ADI shall terminate automatically, in the event of such "assignment." In this event, a Fund may continue to make payments pursuant to a Plan only upon the approval of new arrangements regarding the use of the amounts authorized to be paid by a Fund under a Plan. Such new arrangements must be approved by the trustees, including a majority of the Independent Trustees, by a vote cast in person at a meeting called for such purpose. These new arrangements might or might not be with ADI. On a quarterly basis, the trustees review information about the distribution services that have been provided to each Fund and the 12b-1 fees paid for such services. On an annual basis, the trustees consider whether a Plan should be continued and, if so, whether any amendment to the Plan, including changes in the amount of 12b-1 fees paid by each class of a Fund, should be made.

The only trustees and interested persons, as that term is defined in Section 2(a)(19) of the 1940 Act, who have a direct or indirect financial interest in the operation of the Plans are the officers and trustees of the Trust who are also officers either of ADI or other companies affiliated with ADI. The benefits which the Trust believes will be reasonably likely to flow to a Fund and its shareholders under the Plans include the following:

     . Enhanced marketing efforts, if successful, should result in an increase in net assets through the sale of additional shares and afford greater resources with which to pursue the investment objectives of the Funds;

     . The sale of additional shares reduces the likelihood that redemption of shares will require the liquidation of securities of the Funds in amounts and at times that are disadvantageous for investment purposes; and

     . Increased Fund assets may result in reducing each investor's share of certain expenses through economies of scale (e.g. exceeding established breakpoints in an advisory fee schedule and allocating fixed expenses over a larger asset base), thereby partially offsetting the costs of a Plan.

The positive effect which increased Fund assets will have on the Advisor's revenues could allow the Advisor and its affiliated companies:

     . To have greater resources to make the financial commitments necessary to improve the quality and level of the Funds' shareholder services (in both systems and personnel);

     . To increase the number and type of mutual funds available to investors from the Advisor and its affiliated companies (and support them in their infancy), and thereby expand the investment choices available to all shareholders; and

     . To acquire and retain talented employees who desire to be associated with a growing organization.

Sales Charges and Dealer Concessions

Sales Charges

Class A shares of the Funds are currently sold with a sales charge ranging from 5.50% to 2.00% of the offering price on purchases of less than $1,000,000.

                                                                Dealer
                                      Investor's Sales Charge   Concession
                                     -------------------------  ---------------
                                     As a           As a        As a Percentage
                                     Percentage     Percentage  of the
                                     of the Public  of the Net  Public
Amount of Investment in              Offering       Amount      Offering
Single Transaction/1/                Price          Invested    Price
-----------------------------------  -------------  ----------  ---------------

Less than                $   25,000           5.50%       5.82%            4.75%
$ 25,000 but   less than $   50,000           5.25        5.54             4.50
$ 50,000 but   less than $  100,000           4.75        4.99             4.00
$100,000 but   less than $  250,000           3.75        3.90             3.00
$250,000 but   less than $  500,000           3.00        3.09             2.50
$500,000 but   less than $1,000,000           2.00        2.04             1.60

/1/ There is no sales charge on purchases of $1,000,000 or more; however, ADI may pay a dealer concession and/or advance a service fee on such transactions as set forth below.

ADI may elect to re-allow the entire initial sales charge to financial intermediaries for all sales with respect to which orders are placed with ADI during a particular period. Financial intermediaries to whom substantially the entire sales charge is re-allowed may be deemed to be "underwriters" as that term is defined under the Securities Act of 1933.

In addition to amounts paid to financial intermediaries as a dealer concession out of the initial sales charge paid by investors, ADI may, from time to time, at its expense or as an expense for which it may be compensated under a Plan, if applicable, pay a bonus or other consideration or incentive to financial intermediaries who sell a minimum dollar amount of the shares of the INVESCO Funds during a specified period of time. At the option of the financial intermediary, such incentives may take the form of payment for travel expenses, including lodging, incurred in connection with trips taken by qualifying financial intermediaries and their families to places within or outside the United States. The total amount of such additional bonus payments or other consideration shall not exceed 0.25% of the public offering price of the shares sold. Any such bonus or incentive programs will not change the price paid by investors for the purchase of a Fund's shares or the amount a Fund will receive as proceeds from such sales. Financial intermediaries may not use sales of a Fund's shares to qualify for any incentives to the extent that such incentives may be prohibited by the laws of any state.

ADI may pay sales commissions to financial intermediaries that sell Class B shares of the Funds at the time of such sales. Payments with respect to Class B shares will equal 4.00% of the purchase price of the Class B shares sold by the financial intermediary, and will consist of a sales commission equal to 3.75% of the purchase price of the Class B shares sold plus an advance of the first year's service fee of 0.25% with respect to such shares. The portion of the payments to ADI under the Class B Plan which constitutes an asset-based sales charge (0.75%) is intended in part to permit ADI to recoup a portion of such sales commissions plus financing costs.

ADI may pay sales commissions to financial intermediaries that sell Class C shares of the Funds at the time of such sales. Payments with respect to Class C shares will equal 1.00% of the purchase price of the Class C shares sold by the financial intermediary, and will consist of a sales commission of 0.75% of the purchase price of Class C shares sold plus an advance of the first year's service fee of 0.25% with respect to such shares. ADI will retain all payments received by it relating to Class C shares for the first twelve months after they are purchased. The portion of the payments to ADI under the Class C Plan which constitutes an asset-based sales charge (0.75%) is intended in part to permit ADI to recoup a portion of on-going sales commissions to financial intermediaries plus financing costs, if any. After the first twelve months, ADI will make such payments quarterly to financial intermediaries based on the average net asset value of Class C shares which are attributable to shareholders for whom the financial intermediaries are designated as dealers of record. These commissions are not paid on sales to investors who may not be subject to payment of the CDSC and in circumstances where ADI grants an exemption on particular transactions. Should the financial intermediary elect to waive the sales commission, the 12b-1 fees will begin to be paid by ADI to the financial intermediary immediately.

Dealer Concessions (Class A and Class K Only)

Investors who purchase $1,000,000 or more of Class A shares do not pay an initial sales charge. ADI may pay financial intermediaries for share purchases (measured on an annual basis) by non-qualified investors and qualified plans of Class A and Class K shares of the Funds as follows.

Non-Qualified Investors. ADI may pay financial intermediaries for share purchases of $1,000,000 or more of Class A shares of the Funds sold at net asset value to non-qualified investors as follows: 1.00% of the first $2 million of such purchases, 0.80% on the next $1 million of such purchases, 0.50% on the next $17 million of such purchases, and 0.25% of amounts in excess of $20 million of such purchases.

Qualified Plans. ADI may pay financial intermediaries for Class A and Class K share purchases as follows:

     Class A - Option 1: For qualified plans of $1,000,000 or more, 0.50% of the first $20 million and 0.25% of amounts in excess of $20 million. The trail commission will be paid out beginning in the 13th month.

     Class A - Option 2: No additional fee is paid to financial intermediaries; however, the trail commission will begin to accrue immediately.

     Class K - Option 1: For qualified plans of $1,000,000 or more, 0.70% of the first $5 million and 0.45% of amounts in excess of $5 million. The trail commission will be paid out beginning in the 13th month.

     Class K - Option 2: No additional fee is paid to financial intermediaries; however, the trail commission will begin to accrue immediately.

Reductions in Initial Sales Charges (Class A Only)

Reductions in the initial sales charges shown in the sales charges table (quantity discounts) apply to purchases of Class A shares of the Funds that are otherwise subject to an initial sales charge, provided that such purchases are made by a "Purchaser" as hereinafter defined.

The term "Purchaser" means:

     . an individual and his or her spouse and children, including any trust established exclusively for the benefit of any such person; or a pension, profit-sharing, or other benefit plan established exclusively for the benefit of any such person, such as an IRA, Roth IRA, a single-participant money purchase/profit sharing plan or an individual participant in a 403(b) Plan (unless such 403(b) plan qualifies as the Purchaser as defined below);

     . a 403(b) plan, the employer/sponsor of which is an organization described under Section 501(c)(3) of the Internal Revenue Code of 1986, as amended (the "Code"), if:

          a. the employer/sponsor submits contributions for all participating employees in a single contribution transmittal (i.e., the Funds will not accept contributions submitted with respect to individual participants);

          b. each transmittal is accompanied by a single check or wire transfer; and

          c. all new participants are added to the 403(b) plan by submitting an application on behalf of each new participant with the contribution transmittal;

     . a trustee or fiduciary purchasing for a single trust, estate, or single fiduciary account (including a pension, profit-sharing or other employee benefit trust created pursuant to a plan qualified under Section 401 of the
     Code) and 457 plans, if more than one beneficiary or participant is involved;

     . a Simplified Employee Pension (SEP), Salary Reduction and other Elective Simplified Employee Pension account (SAR-SEP) or Savings Incentive Match Plans for Employees IRA (SIMPLE IRA), where the employer has notified ADI in writing that all of its related employee SEP, SAR-SEP or SIMPLE IRA accounts should be linked; or

     . any other organized group of persons, whether incorporated or not, provided the organization has been in existence for at least six months and has some purpose other than the purchase at a discount of redeemable securities of a registered investment company.

Investors or financial intermediaries seeking to qualify orders for a reduced initial sales charge must identify such orders and, if necessary, support their qualification for the reduced charge. ADI reserves the right to determine whether any Purchaser is entitled, by virtue of the foregoing definition, to the reduced sales charge. No person or entity may distribute Class A shares of the INVESCO Funds without payment of the applicable sales charge other than to persons or entities that qualify for a reduction in the sales charge as provided herein.

1. Letter of Intent (Class A Only). A Purchaser, as previously defined, may pay reduced initial sales charges by completing the appropriate section of the account application and by fulfilling a Letter of Intent ("LOI"). The LOI confirms such Purchaser's intention as to the total investment to be made in shares of the Funds within the following thirteen consecutive months. By marking the LOI section on the account application and by signing the account application, the Purchaser indicates that he/she understands and agrees to the terms of the LOI and is bound by the provisions described below.

Each purchase of fund shares normally subject to an initial sales charge made during the thirteen-month period will be made at the public offering price applicable to a single transaction of the total dollar amount indicated by the LOI, as described under "Sales Charges and Dealer Concessions." It is the Purchaser's responsibility at the time of purchase to specify the account numbers that should be considered in determining the appropriate sales charge. The offering price may be further reduced as described under "Right of Accumulation" if the Transfer Agent is advised of all other accounts at the time of the investment. Shares acquired through reinvestment of dividends and capital gains distributions will not be applied to the LOI. At any time during the thirteen-month period after meeting the original obligation, a Purchaser may revise his or her intended investment amount upward by submitting a written and signed request. Such a revision will not change the original expiration date. By signing an LOI, a Purchaser is not making a binding commitment to purchase additional shares, but if purchases made within the thirteen-month period do not total the amount specified, the Purchaser will pay the increased amount of sales charge as described below. Purchases made within ninety days before signing an LOI will be applied toward completion of the LOI. The LOI effective date will be the date of the first purchase within the ninety-day period. The Transfer Agent will process necessary adjustments upon the expiration or completion date of the LOI. Purchases made more than ninety days before signing an LOI will be applied toward completion of the LOI based on the value of the shares purchased calculated at the public offering price on the effective date of the LOI.

To assure compliance with the provisions of the 1940 Act, out of the initial purchase (or subsequent purchases if necessary) the transfer agent will escrow in the form of shares an appropriate dollar amount (computed to the nearest full share). All dividends and any capital gain distributions on the escrowed shares will be credited to the Purchaser. All shares purchased, including those escrowed, will be registered in the Purchaser's name. If the total investment specified under this LOI is completed within the thirteen-month period, the escrowed shares will be promptly released. If the intended investment is not completed, the Purchaser will pay the Transfer Agent the difference between the sales charge on the specified amount and the amount actually purchased. If the Purchaser does not pay such difference within twenty days of the expiration date, he/she irrevocably constitutes and appoints the Transfer Agent as his/her attorney to surrender for redemption any or all shares, to make up such difference within sixty days of the expiration date.

If at any time before completing the LOI Program, the Purchaser wishes to cancel the agreement, he/she must give written notice to ADI. If at any time before completing the LOI Program the Purchaser requests the Transfer Agent to liquidate or transfer beneficial ownership of his/her total shares, a cancellation of the LOI will automatically be effected. If the total amount purchased is less than the amount specified in the LOI, the Transfer Agent will redeem an appropriate number of escrowed shares equal to the difference between the sales charge actually paid and the sales charge that would have been paid if the total purchases had been made at a single time.

2. Rights of Accumulation (Class A Only). A Purchaser may also qualify for reduced initial sales charges based upon such Purchaser's existing investment in an INVESCO Fund and/or AIM Fund shares (Class A, B, C, K or R) at the time of the proposed purchase. To determine whether a reduced initial sales charge applies to a proposed purchase, ADI takes into account not only the money which is invested upon such proposed purchase, but also the value of all such shares owned by such Purchaser, calculated at the then current public offering price. If a Purchaser so qualifies for a reduced sales charge, the reduced sales charge applies to the total amount of money then being invested by such Purchaser, calculated at the then current public offering price, and not just to the portion that exceeds the breakpoint above which a reduced sales charge applies. For example, if a Purchaser already owns shares with a value of $20,000 and wishes to invest an additional $20,000 in shares, with a maximum initial sales charge of 5.50%, the reduced initial sales charge of 5.25% will apply to the full $20,000 purchase and not just to the $15,000 in excess of the $25,000 breakpoint. To qualify for obtaining the discount applicable to a particular purchase, the Purchaser or his financial intermediary must furnish ADI with a list of the account numbers and the names in which such accounts of the Purchaser are registered at the time the purchase is made.

Purchases of Class A shares of AIM Tax-Exempt Cash Fund, Class A3 shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund, AIM Cash Reserve Shares of AIM Money Market Fund and Class B and Class C shares of AIM Floating Rate Fund will not be taken into account in determining whether a purchase qualifies for a reduction in initial sales charges pursuant to Rights of Accumulation described above.

Purchases at Net Asset Value (Class A Only). Purchases of Class A shares of the Funds at net asset value (without payment of an initial sales charge) may be made in connection with: (a) the reinvestment of dividends and distributions from a Fund; (b) exchanges of shares of certain funds; (c) use of the reinstatement privilege; or (d) a merger, consolidation or acquisition of assets of a fund.

The following Purchasers will not pay initial sales charges on purchases of Class A shares because there is a reduced sales effort involved in sales to these Purchasers:

     . The Advisor and its affiliates, or their clients;

     . Any current or retired officer, trustee, or employee (and members of their immediate family) of the Advisor, its affiliates or the INVESCO Funds or AIM Funds and any foundation, trust, or employee benefit plan established exclusively for the benefit of, or by, such persons;

     . Sales representatives and employees (and members of their immediate family) of selling group members or financial institutions that have arrangements with such selling group members;

     . Financial intermediaries that place trades for their own accounts or the accounts of their clients and that charge a management, consulting, or other fee for their services; and clients of such financial intermediaries who place trades for their own accounts if the accounts are linked to the master account of such financial intermediary on the books and records of a broker or agent;

     . Employee benefit plans designated as Purchasers as defined above, and non-qualified plans offered in conjunction therewith, provided the initial investment in the plan(s) is at least $1 million; the sponsor signs a $1 million LOI; the employer-sponsored plan(s) has at least 100 eligible employees; or all plan transactions are executed through a single omnibus account and the financial intermediary has entered into the appropriate agreements with the ADI. Section 403(b) plans sponsored by public educational institutions are not eligible for a sales charge exception based on the aggregate investment made by the plan or the number of eligible employees. Purchases of the Funds by such plans are subject to initial sales charges; and

     . A shareholder of a fund that merges or consolidates with a Fund or that sells its assets to a Fund in exchange for shares of that Fund.

As used above, immediate family includes an individual and his or her spouse, children, parents, and parents of spouse.

Contingent Deferred Sales Charge Exceptions

In addition to the exceptions described in the Investor Class, Class A, B, C, and K Prospectus, CDSCs will not apply to the following:

     . Redemptions following the death or post-purchase disability of (1) any registered shareholders on an account or (2) a settlor of a living trust, of shares held in the account at the time of death or initial determination of post-purchase disability;

     . Certain distributions from individual retirement accounts, Section 403(b) retirement plans, Section 457 deferred compensation plans and Section 401 qualified plans, where redemptions result from (i) required minimum distributions to plan participants or beneficiaries who are age 70-1/2 or older, and only with respect to that portion of such distributions that does not exceed 12% annually of the participant's or beneficiary's account value in a fund; (ii) in kind transfers of assets where the participant or beneficiary notifies the distributor of the transfer not later than the time the transfer occurs; (iii) tax-free rollovers or transfers of assets to another plan of the type described above invested in Class A, Class B, Class C, or Class K shares of a Fund; (iv) tax-free returns of excess contributions or returns of excess deferral amounts; and (v) distributions on the death or disability (as defined in the Internal Revenue Code of 1986, as amended) of the participant or beneficiary;

     . Liquidation by a Fund when the account value falls below the minimum required account size of $500 ($250 for Investor Class);

     . Investment account(s) of the Advisor; and

     . Class C shares if the investor's financial intermediary of record notifies ADI prior to the time of investment that the financial intermediary waives the payment otherwise payable to it.

Upon the redemption of Class A shares purchased in amounts of $1 million or more, no CDSC will be applied in the following situations:

     . Redemptions from employee benefit plans designated as qualified Purchasers, as defined above, where the redemptions are in connection with employee terminations or withdrawals, provided the total amount invested in the plan is at least $1,000,000; the sponsor signs a $1 million LOI; or the employer-sponsored plan has at least 100 eligible employees; provided, however, that 403(b) plans sponsored by public educational institutions shall qualify for the CDSC waiver on the basis of the value of each plan participant's aggregate investment in a Fund, and not on the aggregate investment made by the plan or on the number of eligible employees;

     . Private foundations or endowment funds; and

     . Redemption of shares by the investor where the investor's financial intermediary waives the amounts otherwise payable to it by ADI and notifies ADI prior to the time of investment.

Calculation of Net Asset Value (All Classes)

Each Fund determines its net asset value per share once daily as of the close of the customary trading session of the NYSE (generally 4:00 p.m. Eastern time) on each business day of the Fund. In the event the NYSE closes early (i.e., before 4:00 p.m. Eastern time) on a particular day, each Fund determines its net asset value per share as of the close of the NYSE on such day. For purposes of determining net asset value per share, the Fund will generally use futures and options contract closing prices which are available fifteen (15) minutes after the close of the customary trading session of the NYSE. The Funds determine net asset value per share by dividing the value of a Fund's securities, cash and other assets (including interest accrued but not collected) attributable to a particular class, less all its liabilities (including accrued expenses and dividends payable) attributable to that class, by the total number of shares outstanding of that class. Determination of a Fund's net asset value per share is made in accordance with generally accepted accounting principles.

Each security (excluding convertible bonds) held by a Fund is valued at its last sales price on the exchange where the security is principally traded or, lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not including securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") or absent a NOCP, at the closing bid price on that day; option contracts are valued at the mean between the closing bid and asked prices on the exchange where the contracts are principally traded; futures contracts are valued at final settlement price quotations from the primary exchange on which they are traded. Debt securities (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data.

Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board. Short-term investments are valued at amortized cost when the security has 60 days or less to maturity.

Foreign securities are converted into U.S. dollars using exchange rates as of the close of the NYSE. Generally, trading in foreign securities, corporate bonds, U.S. Government securities and money market instruments is substantially completed each day at various times prior to the close of the customary trading session of the NYSE. The values of such securities used in computing the net asset value of each Fund's shares are determined as of the close of the respective markets. Occasionally, events affecting the values of such securities may occur between the times at which such values are determined and the close of the customary trading session of the NYSE which will not be reflected in the computation of a Fund's net asset value. If a development/event has actually caused that closing price to no longer reflect actual value, the closing price, as of the close of the applicable market, may be adjusted to reflect the fair value of the affected securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board.

Fund securities primarily traded in foreign markets may be traded in such markets on days which are not business days of the Fund. Because the net asset value per share of each Fund is determined only on business days of the Fund, the net asset value per share of a Fund may be significantly affected on days when an investor cannot exchange or redeem shares of the Fund.

How To Purchase and Redeem Shares

A complete description of the manner by which shares of the Funds may be purchased appears in the Prospectuses under the caption "How To Buy Shares."

The sales charge normally deducted on purchases of Class A shares of the Funds is used to compensate ADI and participating financial intermediaries for their expenses incurred in connection with the distribution of such shares. Since there is little expense associated with unsolicited orders placed directly with ADI by persons, who because of their relationship with the Funds or with the Advisor and its affiliates, are familiar with the Funds, or whose programs for purchase involve little expense (e.g., because of the size of the transaction and shareholder records required), ADI believes that it is appropriate and in the Funds' best interests that such persons be permitted to purchase Class A shares of the Funds through ADI without payment of a sales charge. The persons who may purchase Class A shares of the Funds without a sales charge are set forth herein under the caption "Reductions in Initial Sales Charges - Purchases at Net Asset Value."

The following formula may be used by an investor to determine the public offering price per Class A share of an investment:

    Net Asset Value / (1 - Sales Charge as % of Offering Price) = Offering Price

Information concerning redemption of a Fund's shares is set forth in the Prospectuses under the caption "How To Sell Shares." Shares of the Funds may be redeemed directly through ADI or through any financial intermediary who has entered into an agreement with ADI. In addition to the Funds' obligation to redeem shares, ADI may also repurchase shares as an accommodation to the shareholders. To effect a repurchase, those financial intermediaries who have executed agreements with ADI must phone orders to the order desk of the Funds at 1-800-347-4246 and guarantee delivery of all required documents in good order. A repurchase is effected at the net asset value of each Fund next determined after such order is received. Such arrangement is subject to timely receipt by ADI of all required documents in good order. If such documents are not received within a reasonable time after the order is placed, the order is subject to cancellation. While there is no charge imposed by the Funds or by ADI (other than any applicable CDSC) when shares are redeemed or repurchased, financial intermediaries may charge a fair service fee for handling the transaction. The Advisor intends to redeem all shares of the Funds in cash.

The right of redemption may be suspended or the date of payment postponed when
(a) trading on the New York Stock Exchange ("NYSE") is restricted, as determined by applicable rules and regulations of the SEC, (b) the NYSE is closed for other than customary weekend and holiday closings, (c) the SEC has by order permitted such suspension, or (d) an emergency as determined by the SEC exists making disposition of portfolio securities or the valuation of the net assets of a Fund not reasonably practicable.

Other Service Providers

Independent Accountants

PricewaterhouseCoopers LLP, 1201 Louisiana Street, Suite 2900, Houston, Texas 77002, are the independent accountants of the Trust. The independent accountants are responsible for auditing the financial statements of the Funds.

Custodian

State Street Bank and Trust Company, P.O. Box 351, Boston, Massachusetts, is the custodian of the cash and investment securities of the Trust. The custodian is also responsible for, among other things, receipt and delivery of each Fund's investment securities in accordance with procedures and conditions specified in the custody agreement with the Trust. The custodian is authorized to establish separate accounts in foreign countries and to cause foreign securities owned by the Funds to be held outside the United States in branches of U.S. banks and, to the extent permitted by applicable regulations, in certain foreign banks and securities depositories.

Transfer Agent

AIM Investment Services, Inc., 11 Greenway Plaza, Suite 100, Houston, TX 77046, is the Trust's transfer agent, registrar, and dividend disbursing agent. Services provided by AIS include the issuance, cancellation, and transfer of shares of the Funds, and the maintenance of records regarding the ownership of such shares.

Legal Counsel

The firm of Ballard Spahr Andrews & Ingersoll, LLP, 1735 Market Street, Philadelphia, PA 19103-7599, is legal counsel for the Trust.

Brokerage Allocation and Other Practices

As the investment advisor to the Funds, the Advisor places orders for the purchase and sale of securities with broker-dealers based upon an evaluation of the financial responsibility of the broker-dealers and the ability of the broker-dealers to effect transactions at the best available prices.

While the Advisor seeks reasonably competitive commission rates, the Funds do not necessarily pay the lowest commission or spread available. The Advisor is permitted to, and does, consider qualitative factors in addition to price in the selection of brokers. Among other things, the Advisor considers the quality of executions obtained on a Fund's portfolio transactions, viewed in terms of the size of transactions, prevailing market conditions in the security purchased or sold, and general economic and market conditions. The Advisor has found that a broker's consistent ability to execute transactions is at least as important as the price the broker charges for those services.

In seeking to ensure that the commissions charged a Fund are consistent with prevailing and reasonable commissions, the Advisor monitors brokerage industry practices and commissions charged by broker-dealers on transactions effected for other institutional investors like the Funds.

Consistent with the standard of seeking to obtain favorable execution on portfolio transactions, the Advisor may select brokers that provide research services to the Advisor and the Trust, as well as other mutual funds and other accounts managed by the Advisor. Research services include statistical and analytical reports relating to issuers, industries, securities and economic factors and trends, which may be of assistance or value to the Advisor in making informed investment decisions. Research services prepared and furnished by brokers through which a Fund effects securities transactions may be used by the Advisor in servicing all of its accounts and not all such services may be used by the Advisor in connection with a particular Fund. Conversely, a Fund receives benefits of research acquired through the brokerage transactions of other clients of the Advisor.

In order to obtain reliable trade execution and research services, the Advisor may utilize brokers that charge higher commissions than other brokers would charge for the same transaction. This practice is known as "paying up." However, even when paying up, the Advisor is obligated to obtain favorable execution of a Fund's transactions.

Portfolio transactions also may be effected through broker-dealers that recommend the Funds to their clients, or that act as agent in the purchase of a Fund's shares for their clients. When a number of broker-dealers can provide comparable best price and execution on a particular transaction, the Advisor may consider the sale of a Fund's shares by a broker-dealer in selecting among qualified broker-dealers.

Certain of the INVESCO Funds and AIM Funds utilize fund brokerage commissions to pay custody fees for each respective fund. This program requires that the participating funds receive favorable execution.

Brokerage Commissions and Underwriting Discounts

The aggregate dollar amount of brokerage commissions and underwriting discounts paid by each Fund for the periods outlined in the table below were:

Energy Fund
Year Ended March 31, 2003                $    1,874,405
Year Ended March 31, 2002                     3,393,626
Year Ended March 31, 2001                     4,306,516

Financial Services Fund
Year Ended March 31, 2003                $    2,680,782
Year Ended March 31, 2002                     4,316,512
Year Ended March 31, 2001                     3,618,637

Gold & Precious Metals Fund
Year Ended March 31, 2003                $      642,351
Year Ended March 31, 2002                       204,569
Year Ended March 31, 2001                       387,218
Health Sciences Fund
Year Ended March 31, 2003                $    4,918,477
Year Ended March 31, 2002                     5,839,126
Year Ended March 31, 2001                     8,574,242

Leisure Fund
Year Ended March 31, 2003                $    1,189,376
Year Ended March 31, 2002                       963,821
Year Ended March 31, 2001                     1,084,892

Technology Fund
Year Ended March 31, 2003                $   11,471,075
Year Ended March 31, 2002                    13,742,652
Year Ended March 31, 2001                    17,486,205

Telecommunications Fund
Year Ended March 31, 2003                $    2,988,990
Year Ended March 31, 2002                     5,492,773
Year Ended March 31, 2001                     8,149,792

Utilities Fund
Year Ended March 31, 2003                $      455,873
Year Ended March 31, 2002                       569,850
Year Ended March 31, 2001                       571,816

For the fiscal years ended March 31, 2003, 2002 and 2001 brokers providing research services received $18,752,340, $22,446,763, and $28,925,873, respectively, in commissions on portfolio transactions effected for the Funds. The aggregate dollar amount of such portfolio transactions was $9,314,654,214, $12,365,551,799, and $19,997,541,726, respectively. Commissions totaling $614,244, $811,039, and $1,299,597, respectively were allocated to certain brokers in recognition of their sales of shares of the Funds on portfolio transactions of the Funds effected during the fiscal years ended
March 31, 2003, 2002 and 2001.

At March 31, 2003, the Funds held equity and debt securities of their regular brokers or dealers, or their parents, as follows:
--------------------------------------------------------------------------------
      Fund                      Broker or Dealer             Value of Securities
                                                              at March 31, 2003
================================================================================
Energy                    New Center Asset Trust                      10,000,000
                          State Street Boston                          9,000,000
                          State Street Bank & Trust                      360,000
--------------------------------------------------------------------------------
Financial Services        Citigroup Inc.                              40,375,400
                          Merrill Lynch & Co.                         38,232,000
--------------------------------------------------------------------------------
                          American International Group                36,118,379
--------------------------------------------------------------------------------
                          New Center Asset Trust                      25,000,000
--------------------------------------------------------------------------------
                          American Express                            20,379,959
--------------------------------------------------------------------------------
                          Morgan Stanley                              15,853,890
--------------------------------------------------------------------------------
                          UBS AG                                      10,871,420
--------------------------------------------------------------------------------
                          Goldman Sachs Group                          8,441,920
--------------------------------------------------------------------------------
                          Prudential Financial Inc.                    5,873,400
--------------------------------------------------------------------------------
                          State Street Bank & Trust                      533,000
--------------------------------------------------------------------------------
Gold & Precious Metals    State Street Bank & Trust                    8,531,000
--------------------------------------------------------------------------------
Health Sciences           State Street Bank & Trust                    4,424,000
--------------------------------------------------------------------------------
Leisure                   State Street Bank & Trust                    5,814,000
--------------------------------------------------------------------------------
Technology                New Center Asset Trust                      50,000,000
                          State Street Boston                         29,000,000
--------------------------------------------------------------------------------
                          State Street Bank & Trust                    1,910,000
--------------------------------------------------------------------------------
Telecommunications        State Street Boston                         13,000,000
--------------------------------------------------------------------------------
                          New Center Asset Trust                      10,000,000
                          State Street Bank & Trust                      571,000
--------------------------------------------------------------------------------
Utilities                 None
--------------------------------------------------------------------------------
Neither the Advisor nor any affiliate of the Advisor receives any brokerage commissions on portfolio transactions effected on behalf of the Funds, and there is no affiliation between the

Advisor or any person affiliated with the Advisor or the Funds and any broker or dealer that executes transactions for the Funds.

Shares of Beneficial Interest

The Trust is authorized to issue an unlimited number of shares of beneficial interest of each class of shares of each Fund.

A share of each class of a Fund represents an identical interest in that Fund's investment portfolio and has the same rights, privileges, and preferences. However, each class may differ with respect to sales charges, if any, distribution and/or service fees, if any, other expenses allocable exclusively to each class, voting rights on matters exclusively affecting that class, and its exchange privilege, if any. The different sales charges and other expenses applicable to the different classes of shares of the Funds will affect the performance of those classes. Each share of a Fund is entitled to participate equally in dividends for that class, other distributions and the proceeds of any liquidation of a class of that Fund. However, due to the differing expenses of the classes, dividends and liquidation proceeds on Institutional Class, Investor Class, Class A, B, C, and K shares will differ. All shares of a Fund will be voted together, except that only the shareholders of a particular class of a Fund may vote on matters exclusively affecting that class, such as the terms of a Rule 12b-1 Plan as it relates to the class. All shares issued and outstanding are, and all shares offered hereby when issued will be, fully paid and nonassessable. The Board has the authority to designate additional classes of common stock without seeking the approval of shareholders and may classify and reclassify any authorized but unissued shares.

Shares have no preemptive rights and are freely transferable on the books of each Fund.

All shares of the Trust have equal voting rights based on one vote for each share owned. The Trust is not generally required and does not expect to hold regular annual meetings of shareholders. However, when requested to do so in writing by the holders of 10% or more of the outstanding shares of the Trust or as may be required by applicable law or the Trust's Articles of Incorporation, the Board will call special meetings of shareholders.

Trustees may be removed by action of the holders of a majority of the outstanding shares of the Trust. The Funds will assist shareholders in communicating with other shareholders as required by the 1940 Act.

Fund shares have noncumulative voting rights, which means that the holders of a majority of the shares of the Trust voting for the election of trustees of the Trust can elect 100% of the trustees if they choose to do so. If that occurs, the holders of the remaining shares voting for the election of trustees will not be able to elect any person or persons to the Board. Trustees may be removed by action of the holders of a majority of the outstanding shares of the Trust.

Tax Consequences of Owning Shares of a Fund

Each Fund intends to continue to conduct its business and satisfy the applicable diversification of assets, distribution, and source of income requirements to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. Each Fund qualified as a regulated investment company and intends to continue to qualify during its current fiscal year. It is the intent of each Fund to distribute all investment company taxable income and net capital gain. As a result of this policy and the Funds' qualification as regulated investment companies, it is anticipated that none of the Funds will pay federal income or excise taxes. Therefore, any taxes that a Fund would ordinarily owe are paid by its shareholders on a pro-rata basis. If a Fund does not distribute all of its net investment income or net capital gain, it will be subject to income and excise taxes on the amount that is not distributed. If a Fund does not qualify as a regulated investment company, it will be subject to income tax on its net investment income and net capital gain at the corporate tax rates.

Dividends paid by a Fund from net investment income as well as distributions of net realized short-term capital gain and net realized gain from certain foreign currency transactions are taxable for federal income tax purposes as ordinary income to shareholders. After the end of each calendar year, the Funds send shareholders information regarding the amount and character of dividends paid in the year. Dividends eligible for the dividends-received deduction will be limited to the aggregate amount of qualifying dividends that a Fund derives from its portfolio investments.

A Fund realizes a capital gain or loss when it sells a portfolio security for more or less than it paid for that security. Capital gain and losses are divided into short-term and long-term, depending on how long the Fund held the security which gave rise to the gain or loss. If the security was held one year or less the gain or loss is considered short-term, while holding a security for more than one year will generate a long-term gain or loss. A capital gain distribution consists of long-term capital gains which are taxed at the capital gain rate. Short-term capital gain are included with income from dividends and interest as ordinary income and are paid to shareholders as dividends, as discussed above. If total long-term gains on sales exceed total short-term losses, including any losses carried forward from previous years, a Fund will have a net capital gain. Distributions by a Fund of net capital gain are, for federal income tax purposes, taxable to the shareholder as a long-term capital gain regardless of how long a shareholder has held shares of the particular Fund. Such distributions are not eligible for the dividends-received deduction. After the end of each calendar year, the Funds send information to shareholders regarding the amount and character of distributions paid during the year.

All dividends and other distributions, to the extent of a Fund's earnings and profits, are taxable income to the shareholder, whether such dividends and distributions are reinvested in additional shares or paid in cash. If the net asset value of a Fund's shares should be reduced below a shareholder's cost as a result of a distribution, such distribution would be taxable to the shareholder although a portion would be a return of invested capital. The net asset value of shares of a Fund reflects accrued net investment income and undistributed realized capital and foreign currency gains; therefore, when a distribution is declared, the net asset value is reduced by the amount of the distribution. If shares of a Fund are purchased shortly before a distribution, the full price for the shares will be paid and some portion of the price may then be returned to the shareholder as a taxable dividend or capital gain. However, the net asset value per share will be reduced by the amount of the distribution. If a shareholder reinvests the distribution in a Fund, the shareholder's basis in the Fund increases by the amount of the distribution and the value of the Fund's investment is unchanged by the distribution.

If it invests in foreign securities, a Fund may be subject to the withholding of foreign taxes on dividends or interest it receives on foreign securities. Foreign taxes withheld will be treated as an expense of the Fund unless the Fund meets the qualifications and makes the election to enable it to pass these taxes through to shareholders for use by them as a foreign tax credit or deduction. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

A Fund may invest in the stock of "passive foreign investment companies" ("PFICs"). A PFIC is a foreign corporation that, in general, meets either of the following tests: (1) at least 75% of its gross income is passive or (2) an average value of at least 50% of its assets produce, or are held for the production of, passive income. Each Fund intends to "mark-to-market" its stock in any PFIC. In this context, "marking-to-market" means including in ordinary income for each taxable year the excess, if any, of the fair market value of the PFIC stock over the Fund's adjusted basis in the PFIC stock as of the end of the year. In certain circumstances, a Fund will also be allowed to deduct from ordinary income the excess, if any, of its adjusted basis in PFIC stock over the fair market value of the PFIC stock as of the end of the year The deduction will only be allowed to the extent of any PFIC mark-to-market gains recognized as ordinary income in prior years. A Fund's adjusted tax basis in each PFIC stock for which it makes this election will be adjusted to reflect the amount of income included or deduction taken under the election.

Gains or losses (1) from the disposition of foreign currencies, (2) from the disposition of debt securities denominated in foreign currencies that are attributable to fluctuations in the value of the foreign currency between the date of acquisition of each security and the date of disposition, and (3) that are attributable to fluctuations in exchange rates that occur between the time a Fund accrues interest, dividends or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects the receivables or pays the liabilities, generally will be treated as ordinary income or loss. These gains or losses may increase or decrease the amount of a Fund's investment company taxable income to be distributed to its shareholders.

The Advisor may provide Fund shareholders with information concerning the average cost basis of their shares in order to help them prepare their tax returns. This information is intended as a convenience to shareholders and will not be reported to the Internal Revenue Service (the "IRS"). The IRS permits the use of several methods to determine the cost basis of mutual fund shares. The cost basis information provided by the Advisor will be computed using the single-category average cost method, although neither the Advisor nor the Funds recommend any particular method of determining cost basis. Other methods may result in different tax consequences. Even if you have reported gains or losses for a Fund in past years using another basis method, you may be able to use the average cost method for determining gains or losses in the current year. However, once you have elected to use the average cost method, you must continue to use it unless you apply to the IRS for permission to change methods. Likewise, changing to any basis method other than the average cost method requires IRS approval.

If you sell Fund shares at a loss after holding them for six months or less, your loss will be treated as long-term (instead of short-term) capital loss to the extent of any capital gain distributions that you may have received on those shares. Similarly, if you sell Fund shares at a loss after holding them for six months or less, your loss will be disallowed to the extent of any exempt-interest dividends that you may have received on those shares. If you pay a sales charge to acquire shares, that sales charge is generally treated as part of your cost basis for determining gain or loss upon disposition of those shares. However, if you exchange your shares within ninety days of acquisition and the sales charge was paid on the original shares, then the sales charge is not treated as part of your cost basis on the original shares, but instead, carries over to be included as part of your cost basis in the new or replacement shares.

Each Fund will be subject to a nondeductible 4% excise tax to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and its net capital gains for the one-year period ending on October 31 of that year, plus certain other amounts.

You should consult your own tax adviser regarding specific questions as to federal, state, and local taxes. Dividends and capital gain distributions will generally be subject to applicable state and local taxes. Qualification as a regulated investment company under the Internal Revenue Code of 1986, as amended, for income tax purposes does not entail government supervision of management or investment policies. The foregoing general discussion of U.S. federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on November 11, 2003.

Performance

From time to time, the Funds' advertising and/or sales literature may include discussions of general economic conditions, interest rates or generic topics pertaining to the mutual fund industry.

To keep shareholders and potential investors informed, the Advisor will occasionally advertise the Funds' total return for one-, five-, and ten-year periods (or since inception). Most advertisements of the Funds will disclose the maximum front-end sales charge imposed on purchases of a Fund's Class A shares and/or the applicable CDSC imposed on redemptions of a Fund's Class B and Class C shares. If any advertised performance data does not reflect the maximum front-end sales charge (if any), or the applicable CDSC, such advertisement will disclose that the sales charge or CDSC has not been deducted in computing the performance data, and that, if reflected, such charges would reduce the performance quoted.

Each Fund's total return is calculated in accordance with a standardized formula for computation of annualized total return. Standardized total return for Class A shares reflects the deduction of the maximum front-end sales charge at the time of purchase. Standardized total return for Class B and Class C shares reflects the deduction of the maximum applicable CDSC on a redemption of shares held for the period. A 1% - 5% CDSC may be charged on redemptions of Class B shares held six years or less, other than shares acquired through reinvestment of dividends and other distributions. A 1% CDSC may be charged on redemptions of Class C shares held thirteen months or less, other than shares acquired through reinvestment of dividends and other distributions. Please see the section entitled "Distributor" for additional information on CDSCs. Total returns quoted in advertising reflect all aspects of a Fund's return, including the effect of reinvesting dividends and capital gain distributions, and any change in the Fund's net asset value per share over the period. Average annual returns are calculated by determining the growth or decline in value of a hypothetical investment in a Fund over a stated period, and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. Because average annual returns tend to even out variations in a Fund's returns, investors should realize that the Fund's performance is not constant over time, but changes from year to year, and that average annual returns do not represent the actual year-to-year performance of the Fund

In addition to average annual returns, each Fund may quote unaveraged or cumulative total returns reflecting the simple change in value of an investment over a stated period. Cumulative total return shows the actual rate of return on an investment for the period cited; average annual total return represents the average annual percentage change in the value of an investment Both cumulative and average annual total returns tend to "smooth out" fluctuations in a Fund's investment results, because they do not show the interim variations in performance over the periods cited. Total returns may be quoted with or without taking a Fund's maximum applicable Class A front-end sales charge or Class B or Class C CDSC into account. Excluding sales charges from a total return calculation produces a higher total return figure.

We may also advertise the Utilities Fund's "30-day SEC yield" "30-day SEC yield" is based on historical earnings and is not intended to indicate future performance. The "30-day SEC yield" of a Fund refers to the income generated by an investment in the Fund over a 30-day period (which period will be stated in the advertisement). This income is then "annualized." That is, the amount of income generated by the investment during that period is assumed to be generated each 30-day period over a 52-week period and is shown as a percentage of the investment.

The "30-day SEC yield" for the Utilities Fund (with expense reimbursements) for the 30 days ended September 30, 2003 were:

                   Investor
Fund                 Class       Class A        Class B        Class C
------------     -----------   -----------    -----------    -----------
Utilities               2.76%         2.54%          1.94%          1.94%

More information about the Funds' recent and historical performance is contained in the Trust's Annual Report to Shareholders. You can get a free copy by calling or writing to AIM Investment Services, Inc. using the telephone number or address on the back cover of the Funds' Prospectuses.

When we quote mutual fund rankings published by Lipper Inc., we may compare a Fund to others in its appropriate Lipper category, as well as the broad-based Lipper general fund groupings. These rankings allow you to compare a Fund to its peers. Other independent financial media also produce performance- or service-related comparisons, which you may see in our promotional materials.

Performance figures are based on historical earnings and are not intended to suggest future performance.

Average annual total return performance for the one-, five-, and ten- (or since inception) periods ended September 30, 2003 was:

                                                                10 Year or
                                                                  Since
Fund and Class                                1 Year   5 Year   Inception
--------------------------------------------  ------   ------   ----------

Investor Class
--------------

Energy Fund
   Return Before Taxes                         15.08%   12.03%        8.30%
   Return After Taxes on Distributions         15.08%   11.66%        6.84%
   Return After Taxes on Distributions
    and Sale of Fund Shares                     9.80%   10.41%        6.35%

Financial Services Fund
   Return Before Taxes                         21.04%    6.06%       11.83%
   Return After Taxes on Distributions         20.81%    4.67%        8.86%
   Return After Taxes on Distributions
    and Sale of Fund Shares                    13.68%    4.70%        8.59%

Gold & Precious Metals Fund
   Return Before Taxes                         30.12%   10.68%       (1.15)%
   Return After Taxes on Distributions         30.12%   10.46%       (2.45)%
   Return After Taxes on Distributions
    and Sale of Fund Shares                    19.58%    9.15%       (1.59)%

Health Sciences Fund
   Return Before Taxes                          8.71%    1.37%       11.84%
   Return After Taxes on Distributions          8.71%   (0.57)%       9.49%
   Return After Taxes on Distributions
    and Sale of Fund Shares                     5.66%    0.52%        9.43%

Leisure Fund
   Return Before Taxes                         20.05%   13.91%       11.98%
   Return After Taxes on Distributions         20.05%   12.16%        9.74%
   Return After Taxes on Distributions
    and Sale of Fund Shares                    13.03%   11.41%        9.29%

Technology Fund
   Return Before Taxes                         46.53%   (2.76)%       6.23%
   Return After Taxes on Distributions         46.53%   (3.27)%       3.49%
   Return After Taxes on Distributions
    and Sale of Fund Shares                    30.24%   (2.16)%       4.02%

Telecommunications Fund
   Return Before Taxes                         30.28%   (7.71)%       3.47/1/%

   Return After Taxes on Distributions         30.28%   (8.04)%       2.09/1/%
   Return After Taxes on Distributions
    and Sale of Fund Shares                    19.68%   (6.29)%       2.38/1/%

Utilities Fund
   Return Before Taxes                         17.61%   (4.25)%       2.96%
   Return After Taxes on Distributions         16.54%   (5.38)%       0.79%
   Return After Taxes on Distributions
    and Sale of Fund Shares                    11.39%   (3.83)%       1.40%

Institutional Class
-------------------

Technology Fund
   Return Before Taxes                         47.84%   N/A          (6.12)/2/%
   Return After Taxes on Distributions         47.84%   N/A          (6.63)/2/%
   Return After Taxes on Distributions
    and Sale of Fund Shares                    31.10%   N/A          (4.96)/2/%

Class A - (Including Front-End Sales Charge)
-------

Energy Fund
   Return Before Taxes                          8.92%   N/A           (847)/3/%
   Return After Taxes on Distributions          8.92%   N/A          (8.47)/3/%
   Return After Taxes on Distributions
    and Sale of Fund Shares                     5.80%   N/A          (7.18)/3/%

Financial Services Fund
   Return Before Taxes                         14.48%   N/A          (7.25)/3/%
   Return After Taxes on Distributions         14.08%   N/A          (7.47)/3/%
   Return After Taxes on Distributions
    and Sale of Fund Shares                     9.39%    N/A         (6.27)/3/%

                                                                10 Year or
                                                                  Since
Fund and Class                                1 Year   5 Year   Inception
--------------------------------------------  ------   ------   ----------
Gold & Precious Metals Fund
   Return Before Taxes                         22.43%   N/A          20.83/3/%
   Return After Taxes on Distributions         22.43%   N/A          20.83/3/%
   Return After Taxes on Distributions
    and Sale of Fund Shares                    14.58%   N/A          17.83/3/%

Health Sciences Fund
   Return Before Taxes                          2.76%   N/A           (924)/3/%
   Return After Taxes on Distributions          2.76%   N/A          (9.24)/3/%
   Return After Taxes on Distributions
    and Sale of Fund Shares                     1.80%   N/A          (7.82)/3/%

Leisure Fund
   Return Before Taxes                         13.52%   N/A          (7.72)/3/%
   Return After Taxes on Distributions         13.52%   N/A          (7.72)/3/%
   Return After Taxes on Distributions
    and Sale of Fund Shares                     8.79%   N/A          (6.54)/3/%

Technology Fund
   Return Before Taxes                         39.23%   N/A         (22.01)/3/%
   Return After Taxes on Distributions         39.23%   N/A         (22.01)/3/%
   Return After Taxes on Distributions
    and Sale of Fund Shares                    22.50%   N/A         (18.52)/3/%

Telecommunications Fund
   Return Before Taxes                         22.49%   N/A         (18.30)/3/%
   Return After Taxes on Distributions         22.49%   N/A         (18.30)/3/%
   Return After Taxes on Distributions
    and Sale of Fund Shares                    14.62%   N/A         (15.43)/3/%

Utilities Fund
   Return Before Taxes                         11.15%   N/A         (10.53)/3/%
   Return After Taxes on Distributions          9.95%   N/A         (11.57)/3/%
   Return After Taxes on Distributions
    and Sale of Fund Shares                     7.18%   N/A          (9.54)/3/%

                                                                10 Year or
                                                                  Since
Fund and Class                                1 Year   5 Year   Inception
--------------------------------------------  ------   ------   ----------
Class B - (Including CDSC)
-------

Energy Fund
   Return Before Taxes                          9.48%   N/A           (821)/3/%
   Return After Taxes on Distributions          9.48%   N/A          (8.21)/3/%
   Return After Taxes on Distributions
    and Sale of Fund Shares                     6.16%   N/A          (6.95)/3/%

Financial Services Fund
   Return Before Taxes                         15.31%   N/A          (6.58)/3/%
   Return After Taxes on Distributions         15.06%   N/A          (6.72)/3/%
   Return After Taxes on Distributions
    and Sale of Fund Shares                     9.95%   N/A          (5.66)/3/%

Gold & Precious Metals Fund
   Return Before Taxes                         25.24%   N/A          23.22/3/%
   Return After Taxes on Distributions         25.24%   N/A          23.22/3/%
   Return After Taxes on Distributions
    and Sale of Fund Shares                    16.41%   N/A          19.88/3/%

Health Sciences Fund
   Return Before Taxes                          3.08%   N/A           (883)/3/%
   Return After Taxes on Distributions          3.08%   N/A          (8.83)/3/%
   Return After Taxes on Distributions
    and Sale of Fund Shares                     2.00%   N/A          (7.48)/3/%

Leisure Fund
   Return Before Taxes                         14.29%   N/A          (7.43)/3/%
   Return After Taxes on Distributions         14.29%   N/A          (7.43)/3/%
   Return After Taxes on Distributions
    and Sale of Fund Shares                     9.29%   N/A          (6.30)/3/%

Technology Fund
   Return Before Taxes                         40.95%   N/A         (21.88)/3/%
   Return After Taxes on Distributions         40.95%   N/A         (21.88)/3/%
   Return After Taxes on Distributions
    and Sale of Fund Shares                    26.62%   N/A         (18.41)/3/%

                                                                10 Year or
                                                                  Since
Fund and Class                                1 Year   5 Year   Inception
--------------------------------------------  ------   ------   ----------
Telecommunications Fund
   Return Before Taxes                         24.19%   N/A         (17.90)/3/%
   Return After Taxes on Distributions         24.19%   N/A         (17.90)/3/%
   Return After Taxes on Distributions
    and Sale of Fund Shares                    15.72%   N/A         (15.09)/3/%

Utilities Fund
   Return Before Taxes                         11.73%   N/A         (10.18)/3/%
   Return After Taxes on Distributions         10.91%   N/A         (10.97)/3/%
   Return After Taxes on Distributions
    and Sale of Fund Shares                     7.59%   N/A          (9.09)/3/%

Class C - (Including CDSC)
-------

Energy Fund
   Return Before Taxes                         13.44%   N/A            781/4/%
   Return After Taxes on Distributions         13.44%   N/A           7.33/4/%
   Return After Taxes on Distributions
    and Sale of Fund Shares                     8.73%   N/A           6.59/4/%

Financial Services Fund
   Return Before Taxes                         18.80%   N/A            555/4/%
   Return After Taxes on Distributions         18.76%   N/A           4.80/4/%
   Return After Taxes on Distributions
    and Sale of Fund Shares                    12.24%   N/A           4.48/4/%

Gold & Precious Metals Fund
   Return Before Taxes                         28.77%   N/A          20.92/4/%
   Return After Taxes on Distributions         28.77%   N/A          20.60/4/%
   Return After Taxes on Distributions
    and Sale of Fund Shares                    18.70%   N/A          18.11/4/%

Health Sciences Fund
   Return Before Taxes                          6.25%   N/A           (651)/4/%
   Return After Taxes on Distributions          6.25%   N/A          (7.59)/4/%
   Return After Taxes on Distributions
    and Sale of Fund Shares                     4.06%   N/A          (5.84)/4/%

Leisure Fund
   Return Before Taxes                         17.92%   N/A          (1.66)/4/%
   Return After Taxes on Distributions         17.92%   N/A          (2.83)/4/%
   Return After Taxes on Distributions
    and Sale of Fund Shares                    11.65%   N/A          (1.86)/4/%

                                                                10 Year or
                                                                  Since
Fund and Class                                1 Year   5 Year   Inception
--------------------------------------------  ------   ------   ----------
Technology Fund
   Return Before Taxes                         44.91%   N/A         (33.14)/4/%
   Return After Taxes on Distributions         44.91%   N/A         (33.38)/4/%
   Return After Taxes on Distributions
    and Sale of Fund Shares                    29.19%   N/A         (25.26)/4/%

Telecommunications Fund
   Return Before Taxes                         28.28%   N/A         (39.22)/4/%
   Return After Taxes on Distributions         28.28%   N/A         (39.43)/4/%
   Return After Taxes on Distributions
    and Sale of Fund Shares                    18.38%   N/A         (28.28)/4/%

Utilities Fund
   Return Before Taxes                         15.12%   N/A         (17.25)/4/%
   Return After Taxes on Distributions         14.67%   N/A         (17.77)/4/%
   Return After Taxes on Distributions
    and Sale of Fund Shares                     9.81%   N/A         (14.44)/4/%

Class K
-------

Energy Fund
   Return Before Taxes                         15.03%   N/A          (0.66)/5/%
   Return After Taxes on Distributions         15.03%   N/A          (0.66)/5/%
   Return After Taxes on Distributions
    and Sale of Fund Shares                     9.77%   N/A          (0.56)/5/%

Financial Services Fund
   Return Before Taxes                         21.00%   N/A          (1.67)/5/%
   Return After Taxes on Distributions         20.72%   N/A          (2.34)/5/%
   Return After Taxes on Distributions
    and Sale of Fund Shares                    13.64%   N/A          (1.68)/5/%

Health Sciences Fund
   Return Before Taxes                          7.90%   N/A           (920)/5/%
   Return After Taxes on Distributions          7.90%   N/A          (9.20)/5/%
   Return After Taxes on Distributions
    and Sale of Fund Shares                     5.14%   N/A          (7.71)/5/%

Leisure Fund
   Return Before Taxes                         19.32%   N/A          (0.22)/6/%
   Return After Taxes on Distributions         19.32%   N/A          (0.22)/6/%
   Return After Taxes on Distributions
    and Sale of Fund Shares                    12.56%   N/A          (0.18)/6/%

                                                                10 Year or
                                                                  Since
Fund and Class                                1 Year   5 Year   Inception
--------------------------------------------  ------   ------   ----------
Technology Fund
   Return Before Taxes                         45.91%   N/A         (30.12)/5/%
   Return After Taxes on Distributions         45.91%   N/A         (30.12)/5/%
   Return After Taxes on Distributions
    and Sale of Fund Shares                    29.84%   N/A         (24.10)/5/%

Telecommunications Fund
   Return Before Taxes                         30.08%   N/A         (37.55)/5/%
   Return After Taxes on Distributions         30.08%   N/A         (37.55)/5/%
   Return After Taxes on Distributions
    and Sale of Fund Shares                    19.55%   N/A         (29.33)/5/%

/1/ The Fund commenced investment operations on July 29, 1994.
/2/ Institutional Class shares commenced investment operations on December 21,
    1998.
/3/ Class A and Class B shares commenced operations on March 28, 2002.
/4/ Class C shares commenced operations on February 14, 2000.
/5/ Class K shares commenced operations on November 30, 2000.
/6/ Class K shares commenced operations on December 14, 2001.

Average annual total return before taxes was computed by finding the average annual compounded rates of return that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                                P(1 + T)/n/ = ERV

where:    P = a hypothetical initial payment of $1,000
          T = average annual total return
          n = number of years
          ERV = ending redeemable value of initial payment

Average annual total return after taxes on distributions and after taxes on distributions and sale of Fund shares is computed by finding the average annual compounded rates of return that would equate the initial amount invested to the ending value, according to the following formula:

After taxes on distributions:

                              P(1 + T)/n/ =ATV//D//

where:    P = a hypothetical initial payment of $1,000
          T = average annual total return (after taxes on distributions) n = number of years
          ATV//D// = ending value of a hypothetical $1,000 payment made at the beginning of the 1-, 5-, or 10-year periods at the end of the 1-, 5-, or 10-year periods (or fractional portion) after taxes on fund distributions but not after taxes on redemptions.

After taxes on distributions and redemption:

                              P(1 + T)/n/ =ATV//DR//
where:    P = a hypothetical initial payment of $1,000
          T = average   annual  total  return  (after  taxes  on
              distributions and redemption)
          n = number of years
          ATV//DR// = ending value of a hypothetical $1,000 payment made at the beginning of the 1-, 5-, or 10-year periods at the end of the 1-, 5-, or 10-year periods (or fractional portion) after taxes on fund distributions and redemptions.

The average annual total return performance figures shown above were determined by solving the above formula for "T" for each time period indicated.

The "30-day SEC yield" is computed by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to the following formula:

                          a-b
              Yield = 2[(----- + 1)/6/ - 1]
                          cd

where: a = dividends and interest earned during the period b = expenses accrued for the period (net of reimbursements) c = the average daily number of shares outstanding during the period that were entitled to receive dividends d = the maximum offering price per share on the last day of the period

In conjunction with performance reports, comparative data between a Fund's performance for a given period and other types of investment vehicles, including certificates of deposit, may be provided to prospective investors and shareholders.

In conjunction with performance reports and/or analyses of shareholder services for a Fund, comparative data between that Fund's performance for a given period and recognized indices of investment results for the same period, and/or assessments of the quality of shareholder service, may be provided to shareholders. Such indices include indices provided by Dow Jones & Company, S&P, Lipper Inc., Lehman Brothers, National Association of Securities Dealers Automated Quotations, Frank Russell Company, Value Line Investment Survey, the American Stock Exchange, Morgan Stanley Capital International, Wilshire Associates, the Financial Times Stock Exchange, the New York Stock Exchange, the Nikkei Stock Average, and Deutcher Aktienindex, all of which are unmanaged market indicators. In addition, rankings, ratings, and comparisons of investment performance and/or assessments of the quality of shareholder service made by independent sources may be used in advertisements, sales literature or shareholder reports, including reprints of, or selections from, editorials or articles about the Fund. These sources utilize information compiled (i) internally; (ii) by Lipper Inc.; or (iii) by other recognized analytical services. The Lipper Inc. mutual fund rankings and comparisons which may be used by the Funds in performance reports will be drawn from the following mutual fund groupings, in addition to the broad-based Lipper general fund groupings.

                                     Lipper Mutual
          Fund                       Fund Category
          ----------------------     -----------------------

          Energy                     Natural Resources
          Financial Services         Financial Services

          Gold & Precious Metals     Gold Oriented
          Health Sciences            Health/Biotechnology
          Leisure                    Specialty/Miscellaneous
          Technology                 Science and Technology
          Telecommunications         Global Funds
          Utilities                  Utility

Sources for Fund performance information and articles about the Funds include, but are not limited to, the following:

American Association
of Individual Investors'              Institutional Investor
Journal                               Investor's Business Daily
Arizona Republic                      Kiplinger's Personal Finance
Banxquote                             Lipper Inc.'s Mutual Fund Performance
Barron's                              Analysis
Bloomberg News                        Los Angeles Times
Boston Globe                          Money Magazine
Business Week                         Morningstar
CNBC                                  Mutual Funds Magazine
CNN                                   New York Times
Chicago Sun-Times                     Rocky Mountain News
Chicago Tribune                       Smart Money
Denver Business Journal               Time
Denver Post                           U.S. News and World Report
Dow Jones News Wire                   USA Today
Financial Times                       Wall Street Journal
Forbes                                Washington Post
Fortune                               Wiesenberger Investment Companies Services
Ibbotson Associates, Inc.

Proxy Voting

The Board has expressly delegated to the Advisor the responsibility to vote proxies related to the securities held in the Funds' portfolios. Under this authority, the Advisor is required by the Board to act solely in the interests of shareholders of the Funds. Other clients of the Advisor who have delegated proxy voting authority to the Advisor similarly require that proxy votes be cast in the best interests of the client.

On behalf of the Funds and its other clients, the Advisor acquires and holds a company's securities in the portfolios it manages in the expectation that they will be a good investment and appreciate in value. As such, the Advisor votes proxies with a focus on the investment implications of each matter upon which a vote is solicited.

A copy of the description of the Funds' proxy voting policy and procedures as administered by the Advisor is available on the website of the Securities and Exchange Commission, at www.sec.gov, and on the Funds' website, www.aiminvestments.com.

Proxy Voting Administration - The Advisor's proxy review and voting process, which has been in place for many years, meets the Advisor's obligations to all of its clients, including the Funds.

To discharge its responsibilities to the Funds, the Advisor has established a Proxy Committee that establishes guidelines and generally oversees the proxy voting process. The Committee consists of the Advisor's General Counsel, its Chief Investment Officer, its Vice President of Investment Operations and the Advisor's Proxy Administrator. In addition to the Advisor's knowledge of its portfolio companies, the Committee relies upon independent research provided by third parties in fulfilling its responsibilities.

The Advisor, in turn, has engaged a third party, Institutional Shareholder Services ("ISS"), to act as its agent for the administrative and ministerial aspects of proxy voting of portfolio securities, as well as to provide independent research. ISS votes proxies for the Funds on routine matters in accordance with guidelines established by the Advisor and the Funds These guidelines are reviewed periodically by the Proxy Committee and the Board; accordingly, they are subject to change. Although it occurs infrequently, the guidelines may be overridden by the Advisor in any particular vote, depending upon specific factual circumstances. ISS also serves as the proxy voting record keeper for the Advisor.

Issues that are not covered by the Advisor's proxy voting guidelines, or that are determined by the Advisor on a case-by-case basis, are referred to the Advisor's Chief Investment Officer, who has been granted the ultimate authority and responsibility by the Proxy Committee and the Board to decide how the proxies shall be voted on these issues. The Advisor's Chief Investment Officer, through the Proxy Administrator, is responsible for notifying ISS how to vote on these issues.

Guidelines and Policies -- Overview -- As part of its investment process, the Advisor examines the management of all portfolio companies. The ability and judgment of management is, in the Advisor's opinion, critical to the investment success of any portfolio company. The Advisor generally will not hold securities of companies whose management it questions, and accords substantial weight to management opinions. Not surprisingly, the Advisor casts most of its proxy votes, particularly on routine matters, in accordance with portfolio company management recommendations.

At the same time, when the Advisor believes that the position of the management of a portfolio company may not be in the best interests of shareholders, the Committee or an individual portfolio manager can vote against the management recommendation. In certain cases, the Advisor consistently will vote against management in furtherance of established guidelines on specific matters.

As a general rule, the Advisor votes against any proposals which would reduce the rights or options of shareholders, reduce shareholder influence over the Board and management, reduce the alignment of interests between management and shareholders, or reduce the value of shareholders' investments. In addition, absent specific prior authorization from the Advisor's General Counsel, the Advisor does not:

     . Engage in conduct that involves an attempt to change or influence the control of a portfolio company.

     .  Announce its voting intentions and the reasons therefor.

     . Participate in a proxy solicitation or otherwise seek proxy-voting authority from any other portfolio company shareholder.

     . Act in concert with other portfolio company shareholders in connection with any proxy issue or other activity involving the control or management of a portfolio company.

Although the Advisor reserves the right to vote proxy issues on behalf of the Funds on a case-by-case basis if facts and circumstances so warrant, it will usually vote on issues in the manner described below.

Routine Matters - The Advisor generally votes in favor of ratification of accountants, changing corporate names and similar matters. It generally withholds voting authority on unspecified "other matters" that may be listed on a proxy card.

Board of Trustees - The Advisor generally votes for management's slate of trustee nominees. However, it votes against incumbent nominees with poor attendance records, or who have otherwise acted in a manner the Advisor believes is not in the best interests of shareholders.

The Advisor generally opposes attempts to classify boards of trustees to eliminate cumulative voting.

Compensation - The Advisor believes that it is important that a company's equity based compensation plan is aligned with the interests of shareholders, including the Funds and its other clients. Many compensation plans are examined on a case-by-case basis by the Advisor, and the Advisor generally opposes packages that it believes provide excessive awards or create excessive shareholder dilution. The Advisor usually opposes proposals to reprice options because the underlying stock has fallen in value.

Anti-takeover and Similar Corporate Governance Issues - The Advisor generally opposes poison pills, unequal voting rights plans, provisions requiring supermajority approval of a merger and other matters that are designed to limit the ability of shareholders to approve merger transactions. The Advisor generally votes in favor of increases in authorized shares.

Social Issues - The Advisor believes that it is management's responsibility to handle such issues, and generally votes with management on these types of issues, or abstains. INVESCO will oppose issues that it believes will be a detriment to the investment performance of a portfolio company.

Conflicts of Interest -- Historically, the Advisor has not had situations in which the interests of its Fund shareholders or other clients are at variance with the Advisor's own interests. In routine matters, the Advisor votes proxies in accordance with established guidelines, and the opportunity for conflict simply does not arise.

In matters that the Advisor examines on a case-by-case basis, or where parties may seek to influence the Advisor's vote (for example, a merger proposal), or in any instance where INVESCO believes there may be an actual or perceived conflict of interest, INVESCO votes the proxy in what it believes to be in the best investment interests of its Fund shareholders and other clients. In such matters, the Advisor's Chief Investment Officer makes the decision, which is reviewed by the Advisor's General Counsel.

Matters in which the Advisor votes against its established guidelines, or matters in which the Advisor believes there may be an actual perceived conflict of interest, together with matters in which the Advisor votes against management recommendations, are reported to the Board on a quarterly basis, together with the reasons for such votes.

Code of Ethics

The Advisor and ADI permit investment and other personnel to purchase and sell securities for their own accounts, subject to a compliance policy governing personal investing. This policy requires the Advisor's and ADI's personnel to conduct their personal investment activities in a manner that the Advisor and ADI believe is not detrimental to the Funds, or the Advisor's other advisory clients. The Code of Ethics is on file with, and may be obtained from, the Commission.

Financial Statements

The financial statements for the Funds for the fiscal year ended March 31, 2003 are incorporated herein by reference from INVESCO Sector Funds, Inc.'s Annual Report to Shareholders dated March 31, 2003. Prior to November 20, 2003, each series of AIM Sector Funds was a series of a Maryland corporation named AIM Sector Funds, Inc. (formerly, INVESCO Sector Funds, Inc.).

APPENDIX A

BOND RATINGS

     The following is a description of Moody's and S&P's bond ratings:

Moody's Corporate Bond Ratings

Investment Grade
----------------

     Aaa - Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edged." Interest payments are protected by a large or by an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     Aa - Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risk appear somewhat larger than in Aaa securities.

     A - Bonds rated A possess many favorable investment attributes, and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

     Baa - Bonds rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Non-Investment Grade
--------------------

     Ba - Bonds rated Ba are judged to have speculative elements. Their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

     B - Bonds rated B generally lack characteristics of the desirable investment Assurance of interest and principal payments or maintenance of other terms of the contract over any longer period of time may be small.

     Caa - Bonds rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

S&P Corporate Bond Ratings

Investment Grade
----------------

     AAA - This is the highest rating assigned by Standard & Poor's to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

     AA - Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree.

     A - Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

     BBB - Bonds rated BBB are regarded as having an adequate capability to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in higher rated categories.

Non-Investment Grade
--------------------

     BB - Bonds rated BB have less near-term vulnerability to default than other speculative issues. However, they face major ongoing uncertainties or exposure to adverse business, financial, or economic conditions, which could lead to inadequate capacity to meet timely interest and principal payments.

     B - Bonds rated B have a greater vulnerability to default but currently have the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal.

     CCC - Bonds rated CCC have a currently identifiable vulnerability to default and are dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, they are not likely to have the capacity to pay interest and repay principal.